Forethought Life Insurance Company

Forethought Life Insurance Company Separate Account A

Financial Statements

December 31, 2020

Separate Account A

Forethought Life Insurance Company
Financial Statements
December 31, 2020

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Forethought Life Insurance Company and the Contract Owners of
Forethought Life Insurance Co
Separate Account A

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the Sub-Accounts of Forethought Life Insurance Co Separate Account A indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Sub-Accounts of Forethought Life Insurance Co Separate Account A as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB VPS Growth and Income Portfolio (1)	Hartford Disciplined Equity HLS Fund (1)
American Century VP Capital Appreciation Fund (1)	Hartford Dividend and Growth HLS Fund (1)
American Century VP Disciplined Core Value Fund (1)	Hartford Growth Opportunities HLS Fund (2)
American Century VP Growth Fund (1)	Hartford High Yield HLS Fund (3)
American Century VP Mid Cap Value Fund (1)	Hartford International Opportunities HLS Fund (1)
American Century VP Value Fund (1)	Hartford Total Return Bond HLS Fund (1)
American Funds Asset Allocation Fund (1)	Hartford Value HLS Fund (2)
American Funds Blue Chip Income and Growth Fund (1)	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (1)
American Funds Bond Fund (1)	Invesco Oppenheimer V.I. Global Fund (1)
American Funds Capital Income Builder® (1)	Invesco Oppenheimer V.I. International Growth Fund (1)
American Funds Global Growth and Income Fund (1)	Invesco Oppenheimer V.I. Main Street Small Cap Fund (1)
American Funds Global Growth Fund (1)	Invesco V.I. Balanced-Risk Allocation Fund (1)
American Funds Growth Fund (1)	Invesco V.I. Comstock Fund (1)
American Funds Growth-Income Fund (1)	Invesco V.I. Core Equity Fund (1)
American Funds International Fund (1)	Invesco V.I. Equity and Income Fund (1)
American Funds Managed Risk Asset Allocation Fund (1)	Invesco V.I. Global Real Estate Fund (1)
American Funds New World Fund (1)	Invesco V.I. Government Money Market Fund (1)
BlackRock Basic Value V.I. Fund (1)	Invesco V.I. International Growth Fund (1)
BlackRock Capital Appreciation V.I. Fund (1)	Invesco V.I. Mid Cap Core Equity Fund (1)
BlackRock Equity Dividend V.I. Fund (1)	Invesco V.I. Small Cap Equity Fund (1)
BlackRock Global Allocation V.I. Fund (1)	Ivy VIP Core Equity (1)
BlackRock High Yield V.I. Fund (1)	Ivy VIP International Core Equity (1)
BlackRock Managed Volatility V.I. Fund (1)	Ivy VIP Securian Real Estate Securities (1)
BlackRock S&P 500 Index V.I. Fund Class II (1)	Ivy VIP Value (1)
BlackRock S&P 500 Index V.I. Fund Class III (1)	Lord Abbett Bond Debenture Portfolio (1)
BlackRock Total Return V.I. Fund (1)	Lord Abbett Fundamental Equity Portfolio (1)
BlackRock U.S. Government Bond V.I. Fund (1)	Lord Abbett Growth Opportunities Portfolio (1)
Calvert VP EAFE International Index Portfolio (1)	Lord Abbett Mid Cap Stock Portfolio (1)

Calvert VP Investment Grade Bond Index Portfolio (1)	Lord Abbett Short Duration Income Portfolio (1)
Calvert VP Nasdaq 100 Index Portfolio (1)	MFS® Blended Research® Core Equity Portfolio (1)
Calvert VP Russell 2000® Small Cap Index Portfolio (1)	MFS® Blended Research® Small Cap Equity Portfolio (1)
Calvert VP S&P MidCap 400 Index Portfolio (1)	MFS® Global Real Estate Portfolio (1)
DFA VA Global Bond Portfolio (1)	MFS® Growth Series (1)
DFA VA International Value Portfolio (1)	MFS® International Intrinsic Value Portfolio (1)
DFA VA US Large Value Portfolio (1)	MFS® Investors Trust Series (1)
DFA VA US Targeted Value Portfolio (1)	MFS® Mid Cap Growth Series (1)
FT VIP Franklin Global Real Estate VIP Fund (1)	MFS® Mid Cap Value Portfolio (1)
FT VIP Franklin Income VIP Fund (1)	MFS® New Discovery Series (1)
FT VIP Franklin Mutual Global Discovery VIP Fund (1)	MFS® Research International Portfolio (1)
FT VIP Franklin Mutual Shares VIP Fund (1)	MFS® Total Return Bond Series (1)
FT VIP Franklin Rising Dividends VIP Fund (1)	MFS® Utilities Series (1)
FT VIP Franklin Small Cap Value VIP Fund (1)	MFS® Value Series (1)
FT VIP Franklin Strategic Income VIP Fund (1)	PIMCO All Asset Portfolio (1)
FT VIP Templeton Foreign Securities Fund (1)	PIMCO CommodityRealReturn® Strategy Portfolio (1)
FT VIP Templeton Global Bond Securities Fund (1)	PIMCO Dynamic Bond Portfolio (1)
FT VIP Templeton Growth Securities Fund (1)	PIMCO Emerging Markets Bond Portfolio (1)
Global Atlantic American Funds® Managed Risk Portfolio (1)	PIMCO Global Core Asset Allocation Portfolio (1)
Global Atlantic Balanced Managed Risk Portfolio (1)	PIMCO High Yield Portfolio (1)
Global Atlantic Blackrock Selects Managed Risk Portfolio (1)	PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (1)
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio (1)	PIMCO Real Return Portfolio (1)
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio (1)	PIMCO StocksPLUS® Global Portfolio (1)
Global Atlantic Growth Managed Risk Portfolio (1)	PIMCO Total Return Portfolio (1)
Global Atlantic Moderate Growth Managed Risk Portfolio (1)	Putnam VT Equity Income Fund (1)
Global Atlantic PIMCO Tactical Allocation Portfolio (1)	Putnam VT Global Asset Allocation Fund (1)
Global Atlantic Select Advisor Managed Risk Portfolio (1)	Putnam VT Growth Opportunities Fund (1)
Global Atlantic Wellington Research Managed Risk Portfolio (1)	Putnam VT Income Fund (1)
Goldman Sachs VIT Core Fixed Income Fund (1)	Putnam VT International Value Fund (1)
Goldman Sachs VIT Global Trends Allocation Fund (1)	Putnam VT Mortgage Securities Fund (1)
Goldman Sachs VIT Growth Opportunities Fund (1)	Putnam VT Multi-Asset Absolute Return Fund (1)
Goldman Sachs VIT High Quality Floating Rate Fund (1)	Putnam VT Multi-Cap Core Fund (1)
Goldman Sachs VIT International Equity Insights Fund (1)	Putnam VT Small Cap Value Fund (1)
Goldman Sachs VIT Mid Cap Value Fund (1)	Rational Trend Aggregation VA Fund (1)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio (1)	TOPS® Managed Risk Balanced ETF Portfolio (1)
Goldman Sachs VIT Small Cap Equity Insights Fund (1)	TOPS® Managed Risk Growth ETF Portfolio (1)
Goldman Sachs VIT U.S. Equity Insights Fund (1)	TOPS® Managed Risk Moderate Growth ETF Portfolio (1)
Hartford Capital Appreciation HLS Fund (1)

(1)  Statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019

(2)  Statement of operations for the period January 1, 2020 through September 18, 2020 and statement of changes in net assets for the period January 1, 2020 to September 18, 2020 and for the year ended December 31, 2019

(3)  Statement of operations for the period January 1, 2020 through September 25, 2020 and statement of changes in net assets for the period January 1, 2020 to September 25, 2020 and for the year ended December 31, 2019

Basis for Opinions

These financial statements are the responsibility of the Forethought Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the Sub-Accounts of Forethought Life Insurance Co Separate Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the Sub-Accounts of Forethought Life Insurance Co Separate Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the custodians or the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP /s/

Boston, Massachusetts
April 6, 2021

We have served as the auditor of one or more of the Sub-Accounts of Forethought Life Insurance Co Separate Account A since 2010.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets
December 31, 2020

	AB VPS Growth and Income Portfolio	American Century VP Capital Appreciation Fund	American Century VP Disciplined Core Value Fund (a)	American Century VP Growth Fund	American Century VP Mid Cap Value Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$59,221	$69,680	$147,606	$3,275,247	$2,076,366
Investment income receivable	—	—	—	—	—
Net assets	59,221	69,680	147,606	3,275,247	2,076,366
Net assets by category:
Accumulation reserves	59,221	69,680	147,606	3,275,247	2,076,366
Net assets	59,221	69,680	147,606	3,275,247	2,076,366
Units outstanding, December 31, 2020	3,962	3,128	8,916	110,546	122,399
Investments in shares of the Underlying Funds, at cost	$63,611	$49,638	$132,460	$2,178,151	$1,947,852
Underlying Fund shares held	2,083	3,669	14,359	156,936	100,941

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2020

	American Century VP Value Fund	American Funds Asset Allocation Fund	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Capital Income Builder®
Assets:
Investments in shares of the Underlying Funds, at fair value	$1,994,309	$2,344,962	$5,392,371	$1,193,023	$1,379,170
Investment income receivable	—	—	—	—	—
Net assets	1,994,309	2,344,962	5,392,371	1,193,023	1,379,170
Net assets by category:
Accumulation reserves	1,994,309	2,344,962	5,392,371	1,193,023	1,379,170
Net assets	1,994,309	2,344,962	5,392,371	1,193,023	1,379,170
Units outstanding, December 31, 2020	130,484	152,658	345,269	100,471	110,028
Investments in shares of the Underlying Funds, at cost	$1,750,215	$2,009,941	$5,045,381	$1,142,218	$1,280,501
Underlying Fund shares held	178,222	89,983	383,526	102,055	127,112

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2020

	American Funds Global Growth and Income Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$1,771,141	$3,641,813	$22,526,943	$12,262,732	$2,959,929
Investment income receivable	—	—	—	—	—
Net assets	1,771,141	3,641,813	22,526,943	12,262,732	2,959,929
Net assets by category:
Accumulation reserves	1,771,141	3,641,813	22,526,943	12,262,732	2,959,929
Net assets	1,771,141	3,641,813	22,526,943	12,262,732	2,959,929
Units outstanding, December 31, 2020	105,374	181,512	765,665	649,739	187,237
Investments in shares of the Underlying Funds, at cost	$1,505,155	$2,661,941	$14,331,886	$10,663,583	$2,473,248
Underlying Fund shares held	108,327	90,032	192,144	227,130	127,309

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2020

	American Funds Managed Risk Asset Allocation Fund	American Funds New World Fund	BlackRock Basic Value V.I. Fund	BlackRock Capital Appreciation V.I. Fund	BlackRock Equity Dividend V.I. Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$696,862,576	$2,157,363	$46,383	$2,414,894	$2,470,632
Investment income receivable	—	—	—	—	—
Net assets	696,862,576	2,157,363	46,383	2,414,894	2,470,632
Net assets by category:
Accumulation reserves	696,862,576	2,157,363	46,383	2,414,894	2,470,632
Net assets	696,862,576	2,157,363	46,383	2,414,894	2,470,632
Units outstanding, December 31, 2020	47,882,088	128,389	3,380	86,237	138,448
Investments in shares of the Underlying Funds, at cost	$629,481,806	$1,592,433	$49,431	$2,123,024	$2,326,973
Underlying Fund shares held	51,811,344	69,503	3,446	240,288	212,071

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2020

	BlackRock Global Allocation V.I. Fund	BlackRock High Yield V.I. Fund	BlackRock Managed Volatility V.I. Fund	BlackRock S&P 500 Index V.I. Fund Class II	BlackRock S&P 500 Index V.I. Fund Class III
Assets:
Investments in shares of the Underlying Funds, at fair value	$4,500,940	$1,474,334	$19,329,094	$6,169,510	$3,470,604
Investment income receivable	—	5,932	—	—	—
Net assets	4,500,940	1,480,266	19,329,094	6,169,510	3,470,604
Net assets by category:
Accumulation reserves	4,500,940	1,480,266	19,329,094	6,169,510	3,470,604
Net assets	4,500,940	1,480,266	19,329,094	6,169,510	3,470,604
Units outstanding, December 31, 2020	294,750	109,610	1,874,388	326,949	241,941
Investments in shares of the Underlying Funds, at cost	$4,015,172	$1,429,515	$19,951,683	$5,559,212	$3,015,287
Underlying Fund shares held	276,301	195,276	1,464,325	228,670	128,589

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2020

	BlackRock Total Return V.I. Fund	BlackRock U.S. Government Bond V.I. Fund	Calvert VP EAFE International Index Portfolio	Calvert VP Investment Grade Bond Index Portfolio	Calvert VP Nasdaq 100 Index Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$1,742,331	$1,291,299	$933,964	$380,930	$3,532,043
Investment income receivable	2,656	1,106	—	—	—
Net assets	1,744,987	1,292,405	933,964	380,930	3,532,043
Net assets by category:
Accumulation reserves	1,744,987	1,292,405	933,964	380,930	3,532,043
Net assets	1,744,987	1,292,405	933,964	380,930	3,532,043
Units outstanding, December 31, 2020	147,871	116,435	69,525	33,358	130,184
Investments in shares of the Underlying Funds, at cost	$1,721,669	$1,258,850	$861,874	$370,935	$1,787,868
Underlying Fund shares held	142,347	119,787	9,978	6,663	29,227

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2020

	Calvert VP Russell 2000® Small Cap Index Portfolio	Calvert VP S&P MidCap 400 Index Portfolio	DFA VA Global Bond Portfolio	DFA VA International Value Portfolio	DFA VA US Large Value Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$2,114,831	$1,688,355	$303,790	$262,538	$532,149
Investment income receivable	—	—	—	—	—
Net assets	2,114,831	1,688,355	303,790	262,538	532,149
Net assets by category:
Accumulation reserves	2,114,831	1,688,355	303,790	262,538	532,149
Net assets	2,114,831	1,688,355	303,790	262,538	532,149
Units outstanding, December 31, 2020	123,163	104,710	29,477	25,006	44,923
Investments in shares of the Underlying Funds, at cost	$1,925,117	$1,560,209	$304,674	$283,507	$524,418
Underlying Fund shares held	23,614	13,952	28,579	22,287	20,066

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2020

	DFA VA US Targeted Value Portfolio	FT VIP Franklin Global Real Estate VIP Fund	FT VIP Franklin Income VIP Fund	FT VIP Franklin Mutual Global Discovery VIP Fund	FT VIP Franklin Mutual Shares VIP Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$227,338	$76,722	$3,698,060	$49,226	$1,808,426
Investment income receivable	—	—	—	—	—
Net assets	227,338	76,722	3,698,060	49,226	1,808,426
Net assets by category:
Accumulation reserves	227,338	76,722	3,698,060	49,226	1,808,426
Net assets	227,338	76,722	3,698,060	49,226	1,808,426
Units outstanding, December 31, 2020	20,266	6,561	300,552	4,091	126,224
Investments in shares of the Underlying Funds, at cost	$233,881	$81,722	$3,753,156	$56,856	$2,070,794
Underlying Fund shares held	12,349	5,399	239,357	2,839	107,966

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2020

	FT VIP Franklin Rising Dividends VIP Fund	FT VIP Franklin Small Cap Value VIP Fund	FT VIP Franklin Strategic Income VIP Fund	FT VIP Templeton Foreign Securities Fund	FT VIP Templeton Global Bond Securities Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$2,850,965	$1,558,392	$1,837,694	$971,445	$3,418,681
Investment income receivable	—	—	—	—	—
Net assets	2,850,965	1,558,392	1,837,694	971,445	3,418,681
Net assets by category:
Accumulation reserves	2,850,965	1,558,392	1,837,694	971,445	3,418,681
Net assets	2,850,965	1,558,392	1,837,694	971,445	3,418,681
Units outstanding, December 31, 2020	141,132	99,314	166,434	91,017	363,208
Investments in shares of the Underlying Funds, at cost	$2,524,775	$1,730,593	$1,885,809	$999,756	$4,101,251
Underlying Fund shares held	97,569	103,962	172,392	71,746	241,262

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2020

	FT VIP Templeton Growth Securities Fund	Global Atlantic American Funds® Managed Risk Portfolio	Global Atlantic Balanced Managed Risk Portfolio	Global Atlantic Blackrock Selects Managed Risk Portfolio	Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$854,630	$231,782,971	$82,783,464	$241,795,408	$275,123,900
Investment income receivable	—	—	—	—	—
Net assets	854,630	231,782,971	82,783,464	241,795,408	275,123,900
Net assets by category:
Accumulation reserves	854,630	231,782,971	82,783,464	241,795,408	275,123,900
Net assets	854,630	231,782,971	82,783,464	241,795,408	275,123,900
Units outstanding, December 31, 2020	64,156	16,297,050	6,302,272	19,889,373	19,548,150
Investments in shares of the Underlying Funds, at cost	$951,207	$201,533,434	$69,780,747	$211,870,286	$208,249,305
Underlying Fund shares held	75,298	18,366,321	6,319,348	21,135,962	19,306,940

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2020

	Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	Global Atlantic Growth Managed Risk Portfolio	Global Atlantic Moderate Growth Managed Risk Portfolio	Global Atlantic PIMCO Tactical Allocation Portfolio	Global Atlantic Select Advisor Managed Risk Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$35,151,228	$412,251,295	$141,169,989	$29,094,430	$108,087,109
Investment income receivable	—	—	—	—	—
Net assets	35,151,228	412,251,295	141,169,989	29,094,430	108,087,109
Net assets by category:
Accumulation reserves	35,151,228	412,251,295	141,169,989	29,094,430	108,087,109
Net assets	35,151,228	412,251,295	141,169,989	29,094,430	108,087,109
Units outstanding, December 31, 2020	2,847,587	31,863,307	10,642,057	2,216,032	7,740,223
Investments in shares of the Underlying Funds, at cost	$30,470,893	$332,314,835	$114,186,700	$25,013,405	$90,251,162
Underlying Fund shares held	3,067,297	31,760,500	10,710,925	2,428,584	8,078,259

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2020

	Global Atlantic Wellington Research Managed Risk Portfolio	Goldman Sachs VIT Core Fixed Income Fund	Goldman Sachs VIT Global Trends Allocation Fund	Goldman Sachs VIT Growth Opportunities Fund	Goldman Sachs VIT High Quality Floating Rate Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$455,767,858	$2,130,943	$414,316	$88,999	$130,410
Investment income receivable	—	—	—	—	—
Net assets	455,767,858	2,130,943	414,316	88,999	130,410
Net assets by category:
Accumulation reserves	455,767,858	2,130,943	414,316	88,999	130,410
Net assets	455,767,858	2,130,943	414,316	88,999	130,410
Units outstanding, December 31, 2020	30,645,911	180,918	33,298	3,929	12,938
Investments in shares of the Underlying Funds, at cost	$353,297,870	$2,001,651	$387,740	$97,682	$131,195
Underlying Fund shares held	29,925,664	184,817	32,908	6,747	12,612

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2020

	Goldman Sachs VIT International Equity Insights Fund	Goldman Sachs VIT Mid Cap Value Fund	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	Goldman Sachs VIT Small Cap Equity Insights Fund	Goldman Sachs VIT U.S. Equity Insights Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$162,877	$196,604	$75,167	$462,713	$2,856,750
Investment income receivable	—	—	—	—	—
Net assets	162,877	196,604	75,167	462,713	2,856,750
Net assets by category:
Accumulation reserves	162,877	196,604	75,167	462,713	2,856,750
Net assets	162,877	196,604	75,167	462,713	2,856,750
Units outstanding, December 31, 2020	13,127	13,444	7,552	29,518	160,845
Investments in shares of the Underlying Funds, at cost	$159,582	$179,675	$78,372	$433,953	$2,496,419
Underlying Fund shares held	18,808	11,306	7,980	34,557	141,353

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2020

	Hartford Capital Appreciation HLS Fund	Hartford Disciplined Equity HLS Fund (b)	Hartford Dividend and Growth HLS Fund (b)	Hartford Growth Opportunities HLS Fund (b)	Hartford High Yield HLS Fund (b)
Assets:
Investments in shares of the Underlying Funds, at fair value	$2,374,802	$552,130	$2,436,445	$—	$—
Investment income receivable	—	—	—	—	—
Net assets	2,374,802	552,130	2,436,445	—	—
Net assets by category:
Accumulation reserves	2,374,802	552,130	2,436,445	—	—
Net assets	2,374,802	552,130	2,436,445	—	—
Units outstanding, December 31, 2020	114,387	48,680	116,278	—	—
Investments in shares of the Underlying Funds, at cost	$2,203,846	$486,786	$2,461,413	$—	$—
Underlying Fund shares held	46,702	32,232	110,547	—	—

(b)  Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2020

	Hartford International Opportunities HLS Fund	Hartford Total Return Bond HLS Fund (b)	Hartford Value HLS Fund (b)	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Invesco Oppenheimer V.I. Global Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$1,033,469	$3,607,953	$—	$527,510	$149,041
Investment income receivable	—	—	—	—	—
Net assets	1,033,469	3,607,953	—	527,510	149,041
Net assets by category:
Accumulation reserves	1,033,469	3,607,953	—	527,510	149,041
Net assets	1,033,469	3,607,953	—	527,510	149,041
Units outstanding, December 31, 2020	67,913	294,591	—	22,744	8,029
Investments in shares of the Underlying Funds, at cost	$790,717	$3,472,954	$—	$374,390	$123,492
Underlying Fund shares held	52,038	302,935	—	5,380	2,902

(b)  Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2020

	Invesco Oppenheimer V.I. International Growth Fund	Invesco Oppenheimer V.I. Main Street Small Cap Fund	Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Comstock Fund	Invesco V.I. Core Equity Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$214,201	$291,816	$1,768,621	$88,217	$610,837
Investment income receivable	—	—	—	—	—
Net assets	214,201	291,816	1,768,621	88,217	610,837
Net assets by category:
Accumulation reserves	214,201	291,816	1,768,621	88,217	610,837
Net assets	214,201	291,816	1,768,621	88,217	610,837
Units outstanding, December 31, 2020	14,667	17,104	132,062	6,429	34,553
Investments in shares of the Underlying Funds, at cost	$178,100	$239,289	$1,900,775	$100,066	$679,506
Underlying Fund shares held	70,461	10,844	171,878	5,490	20,173

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2020

	Invesco V.I. Equity and Income Fund	Invesco V.I. Global Real Estate Fund	Invesco V.I. Government Money Market Fund	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$680,537	$338,981	$4,732,333	$1,454,911	$835,834
Investment income receivable	—	—	—	—	—
Net assets	680,537	338,981	4,732,333	1,454,911	835,834
Net assets by category:
Accumulation reserves	680,537	338,981	4,732,333	1,454,911	835,834
Net assets	680,537	338,981	4,732,333	1,454,911	835,834
Units outstanding, December 31, 2020	48,175	31,988	479,611	94,185	55,144
Investments in shares of the Underlying Funds, at cost	$653,942	$378,490	$4,732,333	$1,179,671	$996,198
Underlying Fund shares held	38,189	23,655	4,732,333	34,740	81,624

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2020

	Invesco V.I. Small Cap Equity Fund	Ivy VIP Core Equity	Ivy VIP International Core Equity	Ivy VIP Securian Real Estate Securities	Ivy VIP Value
Assets:
Investments in shares of the Underlying Funds, at fair value	$1,026,447	$10,068	$1,568,555	$33,176	$5,754
Investment income receivable	—	—	—	—	—
Net assets	1,026,447	10,068	1,568,555	33,176	5,754
Net assets by category:
Accumulation reserves	1,026,447	10,068	1,568,555	33,176	5,754
Net assets	1,026,447	10,068	1,568,555	33,176	5,754
Units outstanding, December 31, 2020	57,566	555	127,256	2,661	409
Investments in shares of the Underlying Funds, at cost	$1,006,057	$8,506	$1,475,769	$34,408	$5,709
Underlying Fund shares held	53,489	701	95,962	4,758	899

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2020

	Lord Abbett Bond Debenture Portfolio	Lord Abbett Fundamental Equity Portfolio	Lord Abbett Growth Opportunities Portfolio	Lord Abbett Mid Cap Stock Portfolio	Lord Abbett Short Duration Income Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$4,312,528	$1,681,110	$1,604,854	$82,600	$1,554,999
Investment income receivable	—	—	—	—	—
Net assets	4,312,528	1,681,110	1,604,854	82,600	1,554,999
Net assets by category:
Accumulation reserves	4,312,528	1,681,110	1,604,854	82,600	1,554,999
Net assets	4,312,528	1,681,110	1,604,854	82,600	1,554,999
Units outstanding, December 31, 2020	318,097	94,082	63,957	6,610	141,791
Investments in shares of the Underlying Funds, at cost	$4,159,467	$1,751,231	$1,312,237	$83,185	$1,560,539
Underlying Fund shares held	345,278	101,211	97,619	3,429	108,589

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2020

	MFS® Blended Research® Core Equity Portfolio	MFS® Blended Research® Small Cap Equity Portfolio	MFS® Global Real Estate Portfolio	MFS® Growth Series	MFS® International Intrinsic Value Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$97,025	$344,341	$143,337	$6,069,920	$1,442,113
Investment income receivable	—	—	—	—	—
Net assets	97,025	344,341	143,337	6,069,920	1,442,113
Net assets by category:
Accumulation reserves	97,025	344,341	143,337	6,069,920	1,442,113
Net assets	97,025	344,341	143,337	6,069,920	1,442,113
Units outstanding, December 31, 2020	5,745	21,650	9,761	208,167	74,815
Investments in shares of the Underlying Funds, at cost	$85,223	$379,414	$134,472	$4,071,374	$1,035,309
Underlying Fund shares held	1,712	32,794	8,116	86,429	41,837

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2020

	MFS® Investors Trust Series	MFS® Mid Cap Growth Series	MFS® Mid Cap Value Portfolio	MFS® New Discovery Series	MFS® Research International Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$650,208	$296,371	$1,242,698	$2,389,383	$74,871
Investment income receivable	—	—	—	—	—
Net assets	650,208	296,371	1,242,698	2,389,383	74,871
Net assets by category:
Accumulation reserves	650,208	296,371	1,242,698	2,389,383	74,871
Net assets	650,208	296,371	1,242,698	2,389,383	74,871
Units outstanding, December 31, 2020	28,419	12,316	84,874	89,142	5,099
Investments in shares of the Underlying Funds, at cost	$506,890	$233,968	$1,201,852	$1,795,789	$64,121
Underlying Fund shares held	18,066	25,704	146,200	101,202	4,183

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2020

	MFS® Total Return Bond Series	MFS® Utilities Series	MFS® Value Series	PIMCO All Asset Portfolio	PIMCO CommodityRealReturn® Strategy Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$127,134	$152,310	$1,863,292	$214,880	$129,630
Investment income receivable	—	—	—	—	—
Net assets	127,134	152,310	1,863,292	214,880	129,630
Net assets by category:
Accumulation reserves	127,134	152,310	1,863,292	214,880	129,630
Net assets	127,134	152,310	1,863,292	214,880	129,630
Units outstanding, December 31, 2020	10,610	9,824	96,056	17,200	12,741
Investments in shares of the Underlying Funds, at cost	$120,127	$124,453	$1,710,376	$204,707	$140,433
Underlying Fund shares held	9,173	4,391	93,351	19,169	21,147

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2020

	PIMCO Dynamic Bond Portfolio	PIMCO Emerging Markets Bond Portfolio	PIMCO Global Core Asset Allocation Portfolio	PIMCO High Yield Portfolio	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
Assets:
Investments in shares of the Underlying Funds, at fair value	$99,284	$213,993	$32,440	$78,262	$460,285
Investment income receivable	—	—	—	—	—
Net assets	99,284	213,993	32,440	78,262	460,285
Net assets by category:
Accumulation reserves	99,284	213,993	32,440	78,262	460,285
Net assets	99,284	213,993	32,440	78,262	460,285
Units outstanding, December 31, 2020	8,616	15,891	2,274	6,703	38,599
Investments in shares of the Underlying Funds, at cost	$98,149	$206,917	$30,152	$76,859	$453,951
Underlying Fund shares held	9,375	15,922	2,454	9,771	40,951

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2020

	PIMCO Real Return Portfolio	PIMCO StocksPLUS® Global Portfolio	PIMCO Total Return Portfolio	Putnam VT Equity Income Fund	Putnam VT Global Asset Allocation Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$53,001	$765,169	$4,694,782	$2,202,211	$18,153
Investment income receivable	—	—	—	—	—
Net assets	53,001	765,169	4,694,782	2,202,211	18,153
Net assets by category:
Accumulation reserves	53,001	765,169	4,694,782	2,202,211	18,153
Net assets	53,001	765,169	4,694,782	2,202,211	18,153
Units outstanding, December 31, 2020	4,456	45,345	393,336	116,839	1,282
Investments in shares of the Underlying Funds, at cost	$47,122	$787,521	$4,529,604	$1,908,417	$16,959
Underlying Fund shares held	3,808	86,460	405,072	86,327	983

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2020

	Putnam VT Growth Opportunities Fund	Putnam VT Income Fund	Putnam VT International Value Fund	Putnam VT Mortgage Securities Fund	Putnam VT Multi-Asset Absolute Return Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$1,734,158	$2,512,316	$65,090	$126,168	$17,212
Investment income receivable	—	—	—	—	—
Net assets	1,734,158	2,512,316	65,090	126,168	17,212
Net assets by category:
Accumulation reserves	1,734,158	2,512,316	65,090	126,168	17,212
Net assets	1,734,158	2,512,316	65,090	126,168	17,212
Units outstanding, December 31, 2020	69,907	204,811	5,372	11,752	1,878
Investments in shares of the Underlying Funds, at cost	$1,181,788	$2,476,187	$63,730	$119,723	$18,513
Underlying Fund shares held	119,186	219,225	6,363	13,972	1,853

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2020

	Putnam VT Multi-Cap Core Fund	Putnam VT Small Cap Value Fund	Rational Trend Aggregation VA Fund	TOPS® Managed Risk Balanced ETF Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$13,390	$299,745	$425,606	$27,623,926
Investment income receivable	—	—	—	—
Net assets	13,390	299,745	425,606	27,623,926
Net assets by category:
Accumulation reserves	13,390	299,745	425,606	27,623,926
Net assets	13,390	299,745	425,606	27,623,926
Units outstanding, December 31, 2020	722	22,608	33,520	2,144,995
Investments in shares of the Underlying Funds, at cost	$12,005	$361,016	$449,027	$26,536,433
Underlying Fund shares held	621	29,945	37,798	2,331,133

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (concluded)
December 31, 2020

	TOPS® Managed Risk Growth ETF Portfolio	TOPS® Managed Risk Moderate Growth ETF Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$94,870,430	$63,492,084
Investment income receivable	—	—
Net assets	94,870,430	63,492,084
Net assets by category:
Accumulation reserves	94,870,430	63,492,084
Net assets	94,870,430	63,492,084
Units outstanding, December 31, 2020	7,286,289	4,754,213
Investments in shares of the Underlying Funds, at cost	$91,257,574	$60,247,064
Underlying Fund shares held	8,101,659	5,200,007

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations
For the Year Ended December 31, 2020

	AB VPS Growth and Income Portfolio	American Century VP Capital Appreciation Fund	American Century VP Disciplined Core Value Fund (a)	American Century VP Growth Fund	American Century VP Mid Cap Value Fund
Investment income:
Dividends	$711	$—	$2,264	$10,183	$32,830
Expenses:
Mortality and expense risk fees	420	283	1,023	19,789	12,206
Other expense fees	105	113	256	6,494	3,913
Total expenses	525	396	1,279	26,283	16,119
Net investment income (loss)	186	(396)	985	(16,100)	16,711
Realized and unrealized gain (loss) on investments:
Capital gain distributions	2,895	6,324	6,497	219,368	—
Net realized gain (loss) from sales of investments	(364)	922	16	319,291	(22,053)
Net realized gain (loss)	2,531	7,246	6,513	538,659	(22,053)
Change in unrealized gain (loss)	(1,554)	14,468	8,851	416,567	9,474
Net realized and unrealized gain (loss)	977	21,714	15,364	955,226	(12,579)
Net increase (decrease) in net assets from operations	$1,163	$21,318	$16,349	$939,126	$4,132

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2020

	American Century VP Value Fund	American Funds Asset Allocation Fund	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Capital Income Builder®
Investment income:
Dividends	$42,631	$30,720	$73,443	$20,974	$34,129
Expenses:
Mortality and expense risk fees	13,466	14,702	34,211	7,358	9,824
Other expense fees	3,969	4,163	8,669	1,672	2,558
Total expenses	17,435	18,865	42,880	9,030	12,382
Net investment income (loss)	25,196	11,855	30,563	11,944	21,747
Realized and unrealized gain (loss) on investments:
Capital gain distributions	53,488	9,734	50,683	7,851	—
Net realized gain (loss) from sales of investments	(18,677)	6,672	(19,647)	1,047	830
Net realized gain (loss)	34,811	16,406	31,036	8,898	830
Change in unrealized gain (loss)	(117,916)	204,458	358,223	43,681	19,103
Net realized and unrealized gain (loss)	(83,105)	220,864	389,259	52,579	19,933
Net increase (decrease) in net assets from operations	$(57,909)	$232,719	$419,822	$64,523	$41,680

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2020

	American Funds Global Growth and Income Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund
Investment income:
Dividends	$17,971	$4,395	$36,408	$126,465	$11,330
Expenses:
Mortality and expense risk fees	9,351	19,779	114,857	70,950	16,649
Other expense fees	3,253	5,608	35,659	21,008	5,061
Total expenses	12,604	25,387	150,516	91,958	21,710
Net investment income (loss)	5,367	(20,992)	(114,108)	34,507	(10,380)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	44,067	77,402	423,727	278,915	—
Net realized gain (loss) from sales of investments	9,885	44,799	651,544	25,945	16,977
Net realized gain (loss)	53,952	122,201	1,075,271	304,860	16,977
Change in unrealized gain (loss)	50,860	686,841	6,778,358	1,041,160	353,590
Net realized and unrealized gain (loss)	104,812	809,042	7,853,629	1,346,020	370,567
Net increase (decrease) in net assets from operations	$110,179	$788,050	$7,739,521	$1,380,527	$360,187

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2020

	American Funds Managed Risk Asset Allocation Fund	American Funds New World Fund	BlackRock Basic Value V.I. Fund	BlackRock Capital Appreciation V.I. Fund	BlackRock Equity Dividend V.I. Fund
Investment income:
Dividends	$10,352,323	$703	$819	$—	$46,479
Expenses:
Mortality and expense risk fees	4,193,964	11,155	334	12,415	13,204
Other expense fees	2,043,748	3,603	80	4,086	4,739
Total expenses	6,237,712	14,758	414	16,501	17,943
Net investment income (loss)	4,114,611	(14,055)	405	(16,501)	28,536
Realized and unrealized gain (loss) on investments:
Capital gain distributions	26,958,633	19,665	1,033	216,144	83,294
Net realized gain (loss) from sales of investments	4,187,870	37,231	(119)	6,735	(9,166)
Net realized gain (loss)	31,146,503	56,896	914	222,879	74,128
Change in unrealized gain (loss)	(4,172,166)	374,896	(38)	503,601	(63,077)
Net realized and unrealized gain (loss)	26,974,337	431,792	876	726,480	11,051
Net increase (decrease) in net assets from operations	$31,088,948	$417,737	$1,281	$709,979	$39,587

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2020

	BlackRock Global Allocation V.I. Fund	BlackRock High Yield V.I. Fund	BlackRock Managed Volatility V.I. Fund	BlackRock S&P 500 Index V.I. Fund Class II	BlackRock S&P 500 Index V.I. Fund Class III
Investment income:
Dividends	$52,167	$60,458	$689,248	$90,766	$48,243
Expenses:
Mortality and expense risk fees	24,138	7,802	112,968	38,511	20,084
Other expense fees	8,562	3,595	37,244	10,043	6,539
Total expenses	32,700	11,397	150,212	48,554	26,623
Net investment income (loss)	19,467	49,061	539,036	42,212	21,620
Realized and unrealized gain (loss) on investments:
Capital gain distributions	258,131	—	—	352,227	212,318
Net realized gain (loss) from sales of investments	49,091	(2,961)	(198,707)	74,787	102,066
Net realized gain (loss)	307,222	(2,961)	(198,707)	427,014	314,384
Change in unrealized gain (loss)	473,771	33,004	88,673	379,309	264,991
Net realized and unrealized gain (loss)	780,993	30,043	(110,034)	806,323	579,375
Net increase (decrease) in net assets from operations	$800,460	$79,104	$429,002	$848,535	$600,995

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2020

	BlackRock Total Return V.I. Fund	BlackRock U.S. Government Bond V.I. Fund	Calvert VP EAFE International Index Portfolio	Calvert VP Investment Grade Bond Index Portfolio	Calvert VP Nasdaq 100 Index Portfolio
Investment income:
Dividends	$28,004	$13,250	$27,049	$10,021	$13,359
Expenses:
Mortality and expense risk fees	11,816	5,412	4,603	2,629	23,942
Other expense fees	2,993	2,688	1,604	1,039	8,965
Total expenses	14,809	8,100	6,207	3,668	32,907
Net investment income (loss)	13,195	5,150	20,842	6,353	(19,548)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	83,175	—	—	—	103,836
Net realized gain (loss) from sales of investments	4,588	5,112	(1,175)	621	344,048
Net realized gain (loss)	87,763	5,112	(1,175)	621	447,884
Change in unrealized gain (loss)	304	25,816	40,376	12,442	868,925
Net realized and unrealized gain (loss)	88,067	30,928	39,201	13,063	1,316,809
Net increase (decrease) in net assets from operations	$101,262	$36,078	$60,043	$19,416	$1,297,261

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2020

	Calvert VP Russell 2000® Small Cap Index Portfolio	Calvert VP S&P MidCap 400 Index Portfolio	DFA VA Global Bond Portfolio	DFA VA International Value Portfolio	DFA VA US Large Value Portfolio
Investment income:
Dividends	$17,857	$16,974	$84	$5,906	$10,899
Expenses:
Mortality and expense risk fees	10,929	8,364	2,707	2,009	3,909
Other expense fees	3,283	2,741	1,860	1,380	2,686
Total expenses	14,212	11,105	4,567	3,389	6,595
Net investment income (loss)	3,645	5,869	(4,483)	2,517	4,304
Realized and unrealized gain (loss) on investments:
Capital gain distributions	99,865	49,814	—	—	—
Net realized gain (loss) from sales of investments	(13,494)	(11,754)	(937)	(19,363)	(12,417)
Net realized gain (loss)	86,371	38,060	(937)	(19,363)	(12,417)
Change in unrealized gain (loss)	237,041	145,222	5,812	(6,777)	(17,697)
Net realized and unrealized gain (loss)	323,412	183,282	4,875	(26,140)	(30,114)
Net increase (decrease) in net assets from operations	$327,057	$189,151	$392	$(23,623)	$(25,810)
The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2020

	DFA VA US Targeted Value Portfolio	FT VIP Franklin Global Real Estate VIP Fund	FT VIP Franklin Income VIP Fund	FT VIP Franklin Mutual Global Discovery VIP Fund	FT VIP Franklin Mutual Shares VIP Fund
Investment income:
Dividends	$3,560	$2,089	$266,911	$965	$51,666
Expenses:
Mortality and expense risk fees	1,675	521	25,086	348	12,929
Other expense fees	1,151	195	8,370	87	3,671
Total expenses	2,826	716	33,456	435	16,600
Net investment income (loss)	734	1,373	233,455	530	35,066
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	6,709	3,843	818	73,479
Net realized gain (loss) from sales of investments	(28,413)	(862)	(244,866)	(156)	(86,490)
Net realized gain (loss)	(28,413)	5,847	(241,023)	662	(13,011)
Change in unrealized gain (loss)	12,857	(9,719)	(154,925)	(4,074)	(138,130)
Net realized and unrealized gain (loss)	(15,556)	(3,872)	(395,948)	(3,412)	(151,141)
Net increase (decrease) in net assets from operations	$(14,822)	$(2,499)	$(162,493)	$(2,882)	$(116,075)

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2020

	FT VIP Franklin Rising Dividends VIP Fund	FT VIP Franklin Small Cap Value VIP Fund	FT VIP Franklin Strategic Income VIP Fund	FT VIP Templeton Foreign Securities Fund	FT VIP Templeton Global Bond Securities Fund
Investment income:
Dividends	$30,471	$18,968	$78,529	$28,019	$291,751
Expenses:
Mortality and expense risk fees	16,848	9,357	13,892	5,842	27,819
Other expense fees	5,057	2,767	3,345	1,713	7,400
Total expenses	21,905	12,124	17,237	7,555	35,219
Net investment income (loss)	8,566	6,844	61,292	20,464	256,532
Realized and unrealized gain (loss) on investments:
Capital gain distributions	131,850	85,831	—	—	—
Net realized gain (loss) from sales of investments	(1,034)	(88,134)	(20,933)	(14,874)	(119,867)
Net realized gain (loss)	130,816	(2,303)	(20,933)	(14,874)	(119,867)
Change in unrealized gain (loss)	231,047	69,733	(13,978)	(15,829)	(392,145)
Net realized and unrealized gain (loss)	361,863	67,430	(34,911)	(30,703)	(512,012)
Net increase (decrease) in net assets from operations	$370,429	$74,274	$26,381	$(10,239)	$(255,480)

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2020

	FT VIP Templeton Growth Securities Fund	Global Atlantic American Funds® Managed Risk Portfolio	Global Atlantic Balanced Managed Risk Portfolio	Global Atlantic Blackrock Selects Managed Risk Portfolio	Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
Investment income:
Dividends	$24,832	$3,161,501	$1,297,366	$3,599,871	$3,749,479
Expenses:
Mortality and expense risk fees	4,843	1,280,453	484,322	1,386,221	1,652,750
Other expense fees	1,684	439,059	159,954	464,251	674,940
Total expenses	6,527	1,719,512	644,276	1,850,472	2,327,690
Net investment income (loss)	18,305	1,441,989	653,090	1,749,399	1,421,789
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	7,785,076	1,635,136	—	—
Net realized gain (loss) from sales of investments	(50,411)	2,045,861	1,185,729	1,271,815	7,723,864
Net realized gain (loss)	(50,411)	9,830,937	2,820,865	1,271,815	7,723,864
Change in unrealized gain (loss)	71,876	9,024,732	2,660,802	18,886,798	7,338,995
Net realized and unrealized gain (loss)	21,465	18,855,669	5,481,667	20,158,613	15,062,859
Net increase (decrease) in net assets from operations	$39,770	$20,297,658	$6,134,757	$21,908,012	$16,484,648

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2020

	Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	Global Atlantic Growth Managed Risk Portfolio	Global Atlantic Moderate Growth Managed Risk Portfolio	Global Atlantic PIMCO Tactical Allocation Portfolio	Global Atlantic Select Advisor Managed Risk Portfolio
Investment income:
Dividends	$304,036	$5,912,075	$2,051,661	$484,379	$1,879,214
Expenses:
Mortality and expense risk fees	177,328	2,520,728	781,597	144,072	624,458
Other expense fees	83,840	1,002,506	272,669	80,775	263,081
Total expenses	261,168	3,523,234	1,054,266	224,847	887,539
Net investment income (loss)	42,868	2,388,841	997,395	259,532	991,675
Realized and unrealized gain (loss) on investments:
Capital gain distributions	984,182	—	1,923,670	864,101	3,291,782
Net realized gain (loss) from sales of investments	384,280	6,863,776	2,091,549	594,396	1,932,759
Net realized gain (loss)	1,368,462	6,863,776	4,015,219	1,458,497	5,224,541
Change in unrealized gain (loss)	1,614,390	13,611,318	4,529,326	386,227	(587,136)
Net realized and unrealized gain (loss)	2,982,852	20,475,094	8,544,545	1,844,724	4,637,405
Net increase (decrease) in net assets from operations	$3,025,720	$22,863,935	$9,541,940	$2,104,256	$5,629,080

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2020

	Global Atlantic Wellington Research Managed Risk Portfolio	Goldman Sachs VIT Core Fixed Income Fund	Goldman Sachs VIT Global Trends Allocation Fund	Goldman Sachs VIT Growth Opportunities Fund	Goldman Sachs VIT High Quality Floating Rate Fund
Investment income:
Dividends	$4,032,628	$41,934	$1,121	$—	$720
Expenses:
Mortality and expense risk fees	2,633,869	16,793	3,686	564	1,003
Other expense fees	867,356	7,318	1,163	139	255
Total expenses	3,501,225	24,111	4,849	703	1,258
Net investment income (loss)	531,403	17,823	(3,728)	(703)	(538)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	5,128,070	18,603	5,801	12,980	—
Net realized gain (loss) from sales of investments	8,550,655	3,384	(9,940)	(3,697)	(85)
Net realized gain (loss)	13,678,725	21,987	(4,139)	9,283	(85)
Change in unrealized gain (loss)	28,560,052	122,109	9,023	17,422	(164)
Net realized and unrealized gain (loss)	42,238,777	144,096	4,884	26,705	(249)
Net increase (decrease) in net assets from operations	$42,770,180	$161,919	$1,156	$26,002	$(787)

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2020

	Goldman Sachs VIT International Equity Insights Fund	Goldman Sachs VIT Mid Cap Value Fund	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	Goldman Sachs VIT Small Cap Equity Insights Fund	Goldman Sachs VIT U.S. Equity Insights Fund
Investment income:
Dividends	$1,961	$739	$1,265	$—	$16,556
Expenses:
Mortality and expense risk fees	628	1,303	617	2,954	20,802
Other expense fees	279	324	152	732	5,196
Total expenses	907	1,627	769	3,686	25,998
Net investment income (loss)	1,054	(888)	496	(3,686)	(9,442)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	2,748	—	5,495	111,149
Net realized gain (loss) from sales of investments	(305)	(286)	(3,271)	(1,894)	15,961
Net realized gain (loss)	(305)	2,462	(3,271)	3,601	127,110
Change in unrealized gain (loss)	9,022	12,160	6,167	42,210	287,373
Net realized and unrealized gain (loss)	8,717	14,622	2,896	45,811	414,483
Net increase (decrease) in net assets from operations	$9,771	$13,734	$3,392	$42,125	$405,041

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2020

	Hartford Capital Appreciation HLS Fund	Hartford Disciplined Equity HLS Fund (b)	Hartford Dividend and Growth HLS Fund (b)	Hartford Growth Opportunities HLS Fund (b)	Hartford High Yield HLS Fund (b)
Investment income:
Dividends	$15,109	$1,022	$37,175	$—	$70,852
Expenses:
Mortality and expense risk fees	13,351	1,122	11,985	2,274	3,220
Other expense fees	5,531	348	3,937	691	1,163
Total expenses	18,882	1,470	15,922	2,965	4,383
Net investment income (loss)	(3,773)	(448)	21,253	(2,965)	66,469
Realized and unrealized gain (loss) on investments:
Capital gain distributions	167,337	—	99,508	311,861	—
Net realized gain (loss) from sales of investments	(23,042)	(1,134)	(27,322)	(209,692)	(75,431)
Net realized gain (loss)	144,295	(1,134)	72,186	102,169	(75,431)
Change in unrealized gain (loss)	280,605	65,343	91,291	52,703	16,039
Net realized and unrealized gain (loss)	424,900	64,209	163,477	154,872	(59,392)
Net increase (decrease) in net assets from operations	$421,127	$63,761	$184,730	$151,907	$7,077

(b)  Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2020

	Hartford International Opportunities HLS Fund	Hartford Total Return Bond HLS Fund (b)	Hartford Value HLS Fund (b)	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Invesco Oppenheimer V.I. Global Fund
Investment income:
Dividends	$14,438	$104,282	$4,780	$—	$458
Expenses:
Mortality and expense risk fees	6,087	24,440	1,514	3,057	931
Other expense fees	1,797	8,014	444	847	219
Total expenses	7,884	32,454	1,958	3,904	1,150
Net investment income (loss)	6,554	71,828	2,822	(3,904)	(692)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	6,699	45,629	36,180	3,797
Net realized gain (loss) from sales of investments	6,426	36,058	(106,642)	(1,591)	(215)
Net realized gain (loss)	6,426	42,757	(61,013)	34,589	3,582
Change in unrealized gain (loss)	147,903	112,038	16,157	114,617	24,575
Net realized and unrealized gain (loss)	154,329	154,795	(44,856)	149,206	28,157
Net increase (decrease) in net assets from operations	$160,883	$226,623	$(42,034)	$145,302	$27,465

(b)  Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2020

	Invesco Oppenheimer V.I. International Growth Fund	Invesco Oppenheimer V.I. Main Street Small Cap Fund	Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Comstock Fund	Invesco V.I. Core Equity Fund
Investment income:
Dividends	$1,060	$780	$205,498	$1,590	$5,841
Expenses:
Mortality and expense risk fees	1,410	1,544	15,439	566	4,067
Other expense fees	340	411	5,031	141	1,031
Total expenses	1,750	1,955	20,470	707	5,098
Net investment income (loss)	(690)	(1,175)	185,028	883	743
Realized and unrealized gain (loss) on investments:
Capital gain distributions	2,227	3,112	137,277	1,977	126,251
Net realized gain (loss) from sales of investments	(5,595)	(6,919)	(116,232)	(212)	(3,042)
Net realized gain (loss)	(3,368)	(3,807)	21,045	1,765	123,209
Change in unrealized gain (loss)	27,984	53,388	(44,445)	(3,664)	(56,435)
Net realized and unrealized gain (loss)	24,616	49,581	(23,400)	(1,899)	66,774
Net increase (decrease) in net assets from operations	$23,926	$48,406	$161,628	$(1,016)	$67,517

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2020

	Invesco V.I. Equity and Income Fund	Invesco V.I. Global Real Estate Fund	Invesco V.I. Government Money Market Fund	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund
Investment income:
Dividends	$13,352	$15,425	$14,057	$27,808	$3,876
Expenses:
Mortality and expense risk fees	4,697	1,841	29,256	7,747	5,863
Other expense fees	1,167	631	14,314	2,631	1,570
Total expenses	5,864	2,472	43,570	10,378	7,433
Net investment income (loss)	7,488	12,953	(29,513)	17,430	(3,557)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	27,602	9,398	—	30,311	167,577
Net realized gain (loss) from sales of investments	(776)	(5,415)	—	15,635	(32,875)
Net realized gain (loss)	26,826	3,983	—	45,946	134,702
Change in unrealized gain (loss)	19,470	(63,955)	—	111,960	(60,840)
Net realized and unrealized gain (loss)	46,296	(59,972)	—	157,906	73,862
Net increase (decrease) in net assets from operations	$53,784	$(47,019)	$(29,513)	$175,336	$70,305

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2020

	Invesco V.I. Small Cap Equity Fund	Ivy VIP Core Equity	Ivy VIP International Core Equity	Ivy VIP Securian Real Estate Securities	Ivy VIP Value
Investment income:
Dividends	$237	$45	$32,162	$544	$98
Expenses:
Mortality and expense risk fees	5,609	68	11,012	251	40
Other expense fees	1,744	17	2,750	63	10
Total expenses	7,353	85	13,762	314	50
Net investment income (loss)	(7,116)	(40)	18,400	230	48
Realized and unrealized gain (loss) on investments:
Capital gain distributions	84,519	454	250	2,491	205
Net realized gain (loss) from sales of investments	(19,616)	—	(6,799)	(1,213)	(9)
Net realized gain (loss)	64,903	454	(6,549)	1,278	196
Change in unrealized gain (loss)	179,181	1,278	73,266	(3,348)	(192)
Net realized and unrealized gain (loss)	244,084	1,732	66,717	(2,070)	4
Net increase (decrease) in net assets from operations	$236,968	$1,692	$85,117	$(1,840)	$52

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2020

	Lord Abbett Bond Debenture Portfolio	Lord Abbett Fundamental Equity Portfolio	Lord Abbett Growth Opportunities Portfolio	Lord Abbett Mid Cap Stock Portfolio	Lord Abbett Short Duration Income Portfolio
Investment income:
Dividends	$156,521	$18,956	$—	$762	$41,875
Expenses:
Mortality and expense risk fees	25,464	8,645	7,619	547	12,152
Other expense fees	7,725	2,983	2,589	133	3,231
Total expenses	33,189	11,628	10,208	680	15,383
Net investment income (loss)	123,332	7,328	(10,208)	82	26,492
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	2,570	153,961	—	—
Net realized gain (loss) from sales of investments	(63,117)	(39,263)	13,015	(340)	2,282
Net realized gain (loss)	(63,117)	(36,693)	166,976	(340)	2,282
Change in unrealized gain (loss)	186,975	88,699	290,209	1,557	8,975
Net realized and unrealized gain (loss)	123,858	52,006	457,185	1,217	11,257
Net increase (decrease) in net assets from operations	$247,190	$59,334	$446,977	$1,299	$37,749

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2020

	MFS® Blended Research® Core Equity Portfolio	MFS® Blended Research® Small Cap Equity Portfolio	MFS® Global Real Estate Portfolio	MFS® Growth Series	MFS® International Intrinsic Value Portfolio
Investment income:
Dividends	$1,198	$1,808	$5,298	$—	$10,924
Expenses:
Mortality and expense risk fees	604	2,141	1,021	34,965	8,994
Other expense fees	151	566	255	11,380	2,711
Total expenses	755	2,707	1,276	46,345	11,705
Net investment income (loss)	443	(899)	4,022	(46,345)	(781)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	4,476	23,386	3,040	395,144	28,579
Net realized gain (loss) from sales of investments	17	(1,590)	(715)	500,985	63,009
Net realized gain (loss)	4,493	21,796	2,325	896,129	91,588
Change in unrealized gain (loss)	8,458	(12,852)	(5,344)	688,091	133,790
Net realized and unrealized gain (loss)	12,951	8,944	(3,019)	1,584,220	225,378
Net increase (decrease) in net assets from operations	$13,394	$8,045	$1,003	$1,537,875	$224,597

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2020

	MFS® Investors Trust Series	MFS® Mid Cap Growth Series	MFS® Mid Cap Value Portfolio	MFS® New Discovery Series	MFS® Research International Portfolio
Investment income:
Dividends	$2,551	$—	$11,000	$—	$718
Expenses:
Mortality and expense risk fees	3,327	1,667	8,811	10,125	307
Other expense fees	1,173	478	2,217	3,755	77
Total expenses	4,500	2,145	11,028	13,880	384
Net investment income (loss)	(1,949)	(2,145)	(28)	(13,880)	334
Realized and unrealized gain (loss) on investments:
Capital gain distributions	18,384	21,022	45,432	207,427	1,370
Net realized gain (loss) from sales of investments	8,814	3,077	(18,878)	24,211	799
Net realized gain (loss)	27,198	24,099	26,554	231,638	2,169
Change in unrealized gain (loss)	50,869	53,363	(16,465)	556,933	7,250
Net realized and unrealized gain (loss)	78,067	77,462	10,089	788,571	9,419
Net increase (decrease) in net assets from operations	$76,118	$75,317	$10,061	$774,691	$9,753

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2020

	MFS® Total Return Bond Series	MFS® Utilities Series	MFS® Value Series	PIMCO All Asset Portfolio	PIMCO CommodityRealReturn® Strategy Portfolio
Investment income:
Dividends	$3,968	$3,007	$23,781	$10,272	$7,493
Expenses:
Mortality and expense risk fees	983	1,160	11,531	1,229	969
Other expense fees	296	279	3,648	428	420
Total expenses	1,279	1,439	15,179	1,657	1,389
Net investment income (loss)	2,689	1,568	8,602	8,615	6,104
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	3,557	79,921	—	—
Net realized gain (loss) from sales of investments	85	1,453	22,230	(80)	(6,322)
Net realized gain (loss)	85	5,010	102,151	(80)	(6,322)
Change in unrealized gain (loss)	4,747	(2,255)	(60,511)	4,447	(1,872)
Net realized and unrealized gain (loss)	4,832	2,755	41,640	4,367	(8,194)
Net increase (decrease) in net assets from operations	$7,521	$4,323	$50,242	$12,982	$(2,090)

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2020

	PIMCO Dynamic Bond Portfolio	PIMCO Emerging Markets Bond Portfolio	PIMCO Global Core Asset Allocation Portfolio	PIMCO High Yield Portfolio	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
Investment income:
Dividends	$2,518	$9,075	$2,220	$3,445	$26,365
Expenses:
Mortality and expense risk fees	759	1,487	269	623	3,574
Other expense fees	188	404	57	146	900
Total expenses	947	1,891	326	769	4,474
Net investment income (loss)	1,571	7,184	1,894	2,676	21,891
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	—	548	—	—
Net realized gain (loss) from sales of investments	(32)	(509)	(8)	(38)	(33)
Net realized gain (loss)	(32)	(509)	540	(38)	(33)
Change in unrealized gain (loss)	2,163	4,383	1,890	744	(2,454)
Net realized and unrealized gain (loss)	2,131	3,874	2,430	706	(2,487)
Net increase (decrease) in net assets from operations	$3,702	$11,058	$4,324	$3,382	$19,404

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2020

	PIMCO Real Return Portfolio	PIMCO StocksPLUS® Global Portfolio	PIMCO Total Return Portfolio	Putnam VT Equity Income Fund	Putnam VT Global Asset Allocation Fund
Investment income:
Dividends	$672	$9,090	$83,049	$37,256	$297
Expenses:
Mortality and expense risk fees	240	4,584	28,162	13,261	130
Other expense fees	177	1,615	14,611	4,233	33
Total expenses	417	6,199	42,773	17,494	163
Net investment income (loss)	255	2,891	40,276	19,762	134
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	87,436	45,549	150,006	307
Net realized gain (loss) from sales of investments	45	(63,326)	56,263	31,723	(7)
Net realized gain (loss)	45	24,110	101,812	181,729	300
Change in unrealized gain (loss)	4,827	65,771	134,154	(103,134)	1,393
Net realized and unrealized gain (loss)	4,872	89,881	235,966	78,595	1,693
Net increase (decrease) in net assets from operations	$5,127	$92,772	$276,242	$98,357	$1,827

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2020

	Putnam VT Growth Opportunities Fund	Putnam VT Income Fund	Putnam VT International Value Fund	Putnam VT Mortgage Securities Fund	Putnam VT Multi-Asset Absolute Return Fund
Investment income:
Dividends	$521	$115,219	$1,365	$2,432	$—
Expenses:
Mortality and expense risk fees	8,041	15,543	460	757	142
Other expense fees	2,738	4,643	107	187	36
Total expenses	10,779	20,186	567	944	178
Net investment income (loss)	(10,258)	95,033	798	1,488	(178)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	73,631	21,383	802	—	—
Net realized gain (loss) from sales of investments	79,847	(2,841)	(92)	37	(11)
Net realized gain (loss)	153,478	18,542	710	37	(11)
Change in unrealized gain (loss)	297,722	(20,328)	2,654	4,483	(1,372)
Net realized and unrealized gain (loss)	451,200	(1,786)	3,364	4,520	(1,383)
Net increase (decrease) in net assets from operations	$440,942	$93,247	$4,162	$6,008	$(1,561)

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2020

	Putnam VT Multi-Cap Core Fund	Putnam VT Small Cap Value Fund	Rational Trend Aggregation VA Fund	TOPS® Managed Risk Balanced ETF Portfolio
Investment income:
Dividends	$103	$2,768	$2,670	$590,752
Expenses:
Mortality and expense risk fees	90	1,773	1,928	171,233
Other expense fees	22	489	856	99,090
Total expenses	112	2,262	2,784	270,323
Net investment income (loss)	(9)	506	(114)	320,429
Realized and unrealized gain (loss) on investments:
Capital gain distributions	450	—	—	380,354
Net realized gain (loss) from sales of investments	(7)	(41,871)	(14,281)	(76,270)
Net realized gain (loss)	443	(41,871)	(14,281)	304,084
Change in unrealized gain (loss)	1,429	34,474	16,909	473,387
Net realized and unrealized gain (loss)	1,872	(7,397)	2,628	777,471
Net increase (decrease) in net assets from operations	$1,863	$(6,891)	$2,514	$1,097,900

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (concluded)
For the Year Ended December 31, 2020

	TOPS® Managed Risk Growth ETF Portfolio	TOPS® Managed Risk Moderate Growth ETF Portfolio
Investment income:
Dividends	$1,848,640	$1,356,821
Expenses:
Mortality and expense risk fees	572,772	392,810
Other expense fees	557,986	283,637
Total expenses	1,130,758	676,447
Net investment income (loss)	717,882	680,374
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	536,841
Net realized gain (loss) from sales of investments	(492,815)	(149,661)
Net realized gain (loss)	(492,815)	387,180
Change in unrealized gain (loss)	2,826,531	1,524,649
Net realized and unrealized gain (loss)	2,333,716	1,911,829
Net increase (decrease) in net assets from operations	$3,051,598	$2,592,203

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets
For the Years Ended December 31,

	AB VPS Growth and Income Portfolio		American Century VP Capital Appreciation Fund		American Century VP Disciplined Core Value Fund (a)
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$186	$19	$(396)	$(355)	$985	$968
Net realized gain (loss)	2,531	5,667	7,246	8,490	6,513	9,732
Change in unrealized gain (loss)	(1,554)	4,991	14,468	6,118	8,851	12,531
Net increase (decrease) in net assets from operations	1,163	10,677	21,318	14,253	16,349	23,231
From contract transactions:
Net purchase payments	—	—	—	—	6,963	—
Terminations and withdrawals	—	—	—	—	—	(1,212)
Contract benefits	—	—	—	—	—	—
Contract charges	(34)	(32)	(205)	(195)	(242)	(224)
Net transfers between Sub-Accounts	977	(509)	(5,805)	(1,416)	(956)	242
Other transfers from (to) the General Account	—	—	—	—	—	(1)
Net increase (decrease) in net assets from Contract transactions	943	(541)	(6,010)	(1,611)	5,765	(1,195)
Net increase (decrease) in net assets	2,106	10,136	15,308	12,642	22,114	22,036
Net assets:
Beginning of year	57,115	46,979	54,372	41,730	125,492	103,456
End of year	$59,221	$57,115	$69,680	$54,372	$147,606	$125,492

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	American Century VP Growth Fund		American Century VP Mid Cap Value Fund		American Century VP Value Fund
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(16,100)	$(18,383)	$16,711	$23,878	$25,196	$23,037
Net realized gain (loss)	538,659	444,380	(22,053)	218,236	34,811	150,343
Change in unrealized gain (loss)	416,567	486,880	9,474	279,653	(117,916)	316,304
Net increase (decrease) in net assets from operations	939,126	912,877	4,132	521,767	(57,909)	489,684
From contract transactions:
Net purchase payments	125,038	4,500	5,000	5,935	—	32,057
Terminations and withdrawals	(116,641)	(213,209)	(165,396)	(91,318)	(215,544)	(101,431)
Contract benefits	(147,936)	(32,771)	(78,397)	(4,332)	—	(79,563)
Contract charges	(44,496)	(44,181)	(18,576)	(20,602)	(10,948)	(17,738)
Net transfers between Sub-Accounts	(917,871)	58,700	71,787	(132,407)	(135,345)	220,033
Other transfers from (to) the General Account	796	(379)	(418)	(321)	(2,418)	422
Net increase (decrease) in net assets from Contract transactions	(1,101,110)	(227,340)	(186,000)	(243,045)	(364,255)	53,780
Net increase (decrease) in net assets	(161,984)	685,537	(181,868)	278,722	(422,164)	543,464
Net assets:
Beginning of year	3,437,231	2,751,694	2,258,234	1,979,512	2,416,473	1,873,009
End of year	$3,275,247	$3,437,231	$2,076,366	$2,258,234	$1,994,309	$2,416,473

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	American Funds Asset Allocation Fund		American Funds Blue Chip Income and Growth Fund		American Funds Bond Fund
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$11,855	$15,769	$30,563	$39,945	$11,944	$9,266
Net realized gain (loss)	16,406	95,932	31,036	266,218	8,898	(56)
Change in unrealized gain (loss)	204,458	225,561	358,223	304,195	43,681	31,182
Net increase (decrease) in net assets from operations	232,719	337,262	419,822	610,358	64,523	40,392
From contract transactions:
Net purchase payments	144,261	35,700	759,612	1,080,593	82,790	83,567
Terminations and withdrawals	(50,208)	(27,822)	(60,400)	(8,962)	(3,233)	(8,059)
Contract benefits	—	—	—	—	—	—
Contract charges	(13,245)	(13,011)	(14,788)	(12,399)	(638)	(424)
Net transfers between Sub-Accounts	(668)	(2,723)	(31,341)	88,434	368,813	70,840
Other transfers from (to) the General Account	2	44	4,044	(1,249)	—	(10)
Net increase (decrease) in net assets from Contract transactions	80,142	(7,812)	657,127	1,146,417	447,732	145,914
Net increase (decrease) in net assets	312,861	329,450	1,076,949	1,756,775	512,255	186,306
Net assets:
Beginning of year	2,032,101	1,702,651	4,315,422	2,558,647	680,768	494,462
End of year	$2,344,962	$2,032,101	$5,392,371	$4,315,422	$1,193,023	$680,768

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	American Funds Capital Income Builder®		American Funds Global Growth and Income Fund		American Funds Global Growth Fund
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$21,747	$24,370	$5,367	$17,405	$(20,992)	$3,108
Net realized gain (loss)	830	3,195	53,952	120,715	122,201	122,918
Change in unrealized gain (loss)	19,103	196,378	50,860	317,413	686,841	467,745
Net increase (decrease) in net assets from operations	41,680	223,943	110,179	455,533	788,050	593,771
From contract transactions:
Net purchase payments	—	5,000	—	45,503	436,588	410,656
Terminations and withdrawals	(11,598)	—	(176,541)	(232,839)	(20,020)	(28,435)
Contract benefits	—	—	(15,440)	—	—	—
Contract charges	(2,443)	(2,827)	(19,181)	(19,761)	(6,683)	(5,928)
Net transfers between Sub-Accounts	—	(370,412)	(64,314)	73,238	(155,032)	(27,406)
Other transfers from (to) the General Account	(75)	306	874	(511)	3,622	1,732
Net increase (decrease) in net assets from Contract transactions	(14,116)	(367,933)	(274,602)	(134,370)	258,475	350,619
Net increase (decrease) in net assets	27,564	(143,990)	(164,423)	321,163	1,046,525	944,390
Net assets:
Beginning of year	1,351,606	1,495,596	1,935,564	1,614,401	2,595,288	1,650,898
End of year	$1,379,170	$1,351,606	$1,771,141	$1,935,564	$3,641,813	$2,595,288

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	American Funds Growth Fund		American Funds Growth-Income Fund		American Funds International Fund
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(114,108)	$(36,966)	$34,507	$66,531	$(10,380)	$8,883
Net realized gain (loss)	1,075,271	1,634,257	304,860	969,114	16,977	34,095
Change in unrealized gain (loss)	6,778,358	2,092,290	1,041,160	989,136	353,590	489,529
Net increase (decrease) in net assets from operations	7,739,521	3,689,581	1,380,527	2,024,781	360,187	532,507
From contract transactions:
Net purchase payments	1,104,546	1,543,228	799,648	2,447,561	20,503	46,199
Terminations and withdrawals	(527,553)	(671,042)	(288,057)	(478,971)	(141,458)	(169,602)
Contract benefits	(125,007)	(554,647)	(173,588)	(1,219,716)	(4,262)	(72,446)
Contract charges	(129,696)	(121,283)	(84,443)	(82,338)	(32,126)	(35,019)
Net transfers between Sub-Accounts	(1,596,583)	(595,312)	175,403	(18,569)	47,545	(331,384)
Other transfers from (to) the General Account	3,877	(11,626)	2,137	(30,161)	(44)	1,884
Net increase (decrease) in net assets from Contract transactions	(1,270,416)	(410,682)	431,100	617,806	(109,842)	(560,368)
Net increase (decrease) in net assets	6,469,105	3,278,899	1,811,627	2,642,587	250,345	(27,861)
Net assets:
Beginning of year	16,057,838	12,778,939	10,451,105	7,808,518	2,709,584	2,737,445
End of year	$22,526,943	$16,057,838	$12,262,732	$10,451,105	$2,959,929	$2,709,584
The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	American Funds Managed Risk Asset Allocation Fund		American Funds New World Fund		BlackRock Basic Value V.I. Fund
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$4,114,611	$10,174,304	$(14,055)	$(573)	$405	$484
Net realized gain (loss)	31,146,503	36,398,755	56,896	100,288	914	3,597
Change in unrealized gain (loss)	(4,172,166)	65,156,378	374,896	278,589	(38)	4,022
Net increase (decrease) in net assets from operations	31,088,948	111,729,437	417,737	378,304	1,281	8,103
From contract transactions:
Net purchase payments	3,027,735	9,884,681	55,949	157,895	—	—
Terminations and withdrawals	(44,834,355)	(56,044,003)	(84,312)	(17,480)	—	—
Contract benefits	(5,918,704)	(8,301,229)	—	(53,105)	—	—
Contract charges	(17,469,602)	(18,176,274)	(6,346)	(5,404)	(9)	(5)
Net transfers between Sub-Accounts	(2,611,581)	4,503,906	7,403	(122,716)	485	218
Other transfers from (to) the General Account	15,844	777	376	(163)	—	—
Net increase (decrease) in net assets from Contract transactions	(67,790,663)	(68,132,142)	(26,930)	(40,973)	476	213
Net increase (decrease) in net assets	(36,701,715)	43,597,295	390,807	337,331	1,757	8,316
Net assets:
Beginning of year	733,564,291	689,966,996	1,766,556	1,429,225	44,626	36,310
End of year	$696,862,576	$733,564,291	$2,157,363	$1,766,556	$46,383	$44,626

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	BlackRock Capital Appreciation V.I. Fund		BlackRock Equity Dividend V.I. Fund		BlackRock Global Allocation V.I. Fund
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(16,501)	$(17,100)	$28,536	$26,167	$19,467	$21,210
Net realized gain (loss)	222,879	319,049	74,128	196,374	307,222	145,561
Change in unrealized gain (loss)	503,601	238,250	(63,077)	369,356	473,771	490,623
Net increase (decrease) in net assets from operations	709,979	540,199	39,587	591,897	800,460	657,394
From contract transactions:
Net purchase payments	60	9,469	—	136,806	18,060	18,060
Terminations and withdrawals	(249,698)	(345,854)	(214,731)	(338,945)	(428,148)	(429,188)
Contract benefits	—	(66,296)	(47,699)	(14,291)	—	(94,184)
Contract charges	(23,589)	(23,811)	(30,344)	(32,846)	(34,771)	(34,625)
Net transfers between Sub-Accounts	50,364	(16,882)	(126,210)	211,151	(229,235)	22,922
Other transfers from (to) the General Account	(508)	457	333	(103)	(250)	(1,307)
Net increase (decrease) in net assets from Contract transactions	(223,371)	(442,917)	(418,651)	(38,228)	(674,344)	(518,322)
Net increase (decrease) in net assets	486,608	97,282	(379,064)	553,669	126,116	139,072
Net assets:
Beginning of year	1,928,286	1,831,004	2,849,696	2,296,027	4,374,824	4,235,752
End of year	$2,414,894	$1,928,286	$2,470,632	$2,849,696	$4,500,940	$4,374,824

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	BlackRock High Yield V.I. Fund		BlackRock Managed Volatility V.I. Fund		BlackRock S&P 500 Index V.I. Fund Class II
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$49,061	$49,978	$539,036	$460,859	$42,212	$60,775
Net realized gain (loss)	(2,961)	(7,288)	(198,707)	(63,611)	427,014	291,828
Change in unrealized gain (loss)	33,004	114,931	88,673	(212,909)	379,309	567,938
Net increase (decrease) in net assets from operations	79,104	157,621	429,002	184,339	848,535	920,541
From contract transactions:
Net purchase payments	69,392	70,429	164,447	19,380	501,082	1,443,552
Terminations and withdrawals	(35,311)	(120,166)	(2,433,891)	(1,350,302)	(34,208)	(20,398)
Contract benefits	(19,288)	(28,033)	(158,212)	(31,495)	(24,083)	—
Contract charges	(5,731)	(6,455)	(545,457)	(558,208)	(7,485)	(4,731)
Net transfers between Sub-Accounts	266,570	(189,116)	2,059,948	1,839,972	(449,792)	393,493
Other transfers from (to) the General Account	(28)	(109)	1,586	4,248	48	4,962
Net increase (decrease) in net assets from Contract transactions	275,604	(273,450)	(911,579)	(76,405)	(14,438)	1,816,878
Net increase (decrease) in net assets	354,708	(115,829)	(482,577)	107,934	834,097	2,737,419
Net assets:
Beginning of year	1,125,558	1,241,387	19,811,671	19,703,737	5,335,413	2,597,994
End of year	$1,480,266	$1,125,558	$19,329,094	$19,811,671	$6,169,510	$5,335,413

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	BlackRock S&P 500 Index V.I. Fund Class III		BlackRock Total Return V.I. Fund		BlackRock U.S. Government Bond V.I. Fund
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$21,620	$32,239	$13,195	$21,352	$5,150	$3,454
Net realized gain (loss)	314,384	176,241	87,763	5,074	5,112	521
Change in unrealized gain (loss)	264,991	408,468	304	74,365	25,816	12,411
Net increase (decrease) in net assets from operations	600,995	616,948	101,262	100,791	36,078	16,386
From contract transactions:
Net purchase payments	8,750	—	20,000	—	—	—
Terminations and withdrawals	(644,906)	(102,385)	(47,921)	(23,054)	(75,956)	(44,857)
Contract benefits	(15,344)	(48,905)	—	—	—	(23,836)
Contract charges	(59,299)	(50,642)	(11,384)	(9,460)	(6,842)	(3,454)
Net transfers between Sub-Accounts	638,868	544,892	355,040	30,718	841,923	406,043
Other transfers from (to) the General Account	(1,032)	1,579	(19)	19	181	(75)
Net increase (decrease) in net assets from Contract transactions	(72,963)	344,539	315,716	(1,777)	759,306	333,821
Net increase (decrease) in net assets	528,032	961,487	416,978	99,014	795,384	350,207
Net assets:
Beginning of year	2,942,572	1,981,085	1,328,009	1,228,995	497,021	146,814
End of year	$3,470,604	$2,942,572	$1,744,987	$1,328,009	$1,292,405	$497,021

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Calvert VP EAFE International Index Portfolio		Calvert VP Investment Grade Bond Index Portfolio		Calvert VP Nasdaq 100 Index Portfolio
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$20,842	$15,422	$6,353	$6,756	$(19,548)	$(12,165)
Net realized gain (loss)	(1,175)	(9,670)	621	(346)	447,884	71,798
Change in unrealized gain (loss)	40,376	111,967	12,442	14,380	868,925	596,958
Net increase (decrease) in net assets from operations	60,043	117,719	19,416	20,790	1,297,261	656,591
From contract transactions:
Net purchase payments	—	578,172	28,258	—	163,583	56,000
Terminations and withdrawals	(1,607)	(1,515)	(3,192)	(11,867)	(60,504)	(13,337)
Contract benefits	—	—	—	—	—	—
Contract charges	(2,899)	(1,689)	(830)	(716)	(20,325)	(15,201)
Net transfers between Sub-Accounts	2,422	(273,910)	15,893	15,970	(306,645)	26,609
Other transfers from (to) the General Account	7	6,816	(2)	(27)	(103)	(141)
Net increase (decrease) in net assets from Contract transactions	(2,077)	307,874	40,127	3,360	(223,994)	53,930
Net increase (decrease) in net assets	57,966	425,593	59,543	24,150	1,073,267	710,521
Net assets:
Beginning of year	875,998	450,405	321,387	297,237	2,458,776	1,748,255
End of year	$933,964	$875,998	$380,930	$321,387	$3,532,043	$2,458,776

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Calvert VP Russell 2000® Small Cap Index Portfolio		Calvert VP S&P MidCap 400 Index Portfolio		DFA VA Global Bond Portfolio
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$3,645	$3,762	$5,869	$6,182	$(4,483)	$4,966
Net realized gain (loss)	86,371	138,741	38,060	87,175	(937)	(149)
Change in unrealized gain (loss)	237,041	146,017	145,222	173,792	5,812	3,956
Net increase (decrease) in net assets from operations	327,057	288,520	189,151	267,149	392	8,773
From contract transactions:
Net purchase payments	43,702	683,016	89,302	683,820	—	71,717
Terminations and withdrawals	(19,705)	(9,145)	(18,542)	(10,360)	(6,202)	(4,008)
Contract benefits	—	—	—	—	(49,493)	—
Contract charges	(5,114)	(4,696)	(4,119)	(3,668)	(132)	(119)
Net transfers between Sub-Accounts	(197,090)	(6,773)	(185,732)	(278,281)	(23,663)	541
Other transfers from (to) the General Account	26	5,091	14	4,919	—	(8)
Net increase (decrease) in net assets from Contract transactions	(178,181)	667,493	(119,077)	396,430	(79,490)	68,123
Net increase (decrease) in net assets	148,876	956,013	70,074	663,579	(79,098)	76,896
Net assets:
Beginning of year	1,965,955	1,009,942	1,618,281	954,702	382,888	305,992
End of year	$2,114,831	$1,965,955	$1,688,355	$1,618,281	$303,790	$382,888

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	DFA VA International Value Portfolio		DFA VA US Large Value Portfolio		DFA VA US Targeted Value Portfolio
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$2,517	$7,328	$4,304	$4,019	$734	$377
Net realized gain (loss)	(19,363)	(1,359)	(12,417)	7,040	(28,413)	6,396
Change in unrealized gain (loss)	(6,777)	35,177	(17,697)	99,867	12,857	44,282
Net increase (decrease) in net assets from operations	(23,623)	41,146	(25,810)	110,926	(14,822)	51,055
From contract transactions:
Net purchase payments	—	57,717	77,219	500	15,000	500
Terminations and withdrawals	(4,662)	(3,839)	(6,839)	(4,149)	(6,193)	(3,869)
Contract benefits	(34,203)	—	(42,039)	—	(34,771)	—
Contract charges	(52)	(94)	(246)	(117)	(98)	(110)
Net transfers between Sub-Accounts	(18,905)	(20,684)	(22,924)	(19,201)	(26,603)	2,164
Other transfers from (to) the General Account	1	52	1	5	1	2
Net increase (decrease) in net assets from Contract transactions	(57,821)	33,152	5,172	(22,962)	(52,664)	(1,313)
Net increase (decrease) in net assets	(81,444)	74,298	(20,638)	87,964	(67,486)	49,742
Net assets:
Beginning of year	343,982	269,684	552,787	464,823	294,824	245,082
End of year	$262,538	$343,982	$532,149	$552,787	$227,338	$294,824

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	FT VIP Franklin Global Real Estate VIP Fund		FT VIP Franklin Income VIP Fund		FT VIP Franklin Mutual Global Discovery VIP Fund
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$1,373	$1,106	$233,455	$217,125	$530	$223
Net realized gain (loss)	5,847	2,102	(241,023)	77,475	662	4,822
Change in unrealized gain (loss)	(9,719)	9,973	(154,925)	231,170	(4,074)	4,740
Net increase (decrease) in net assets from operations	(2,499)	13,181	(162,493)	525,770	(2,882)	9,785
From contract transactions:
Net purchase payments	—	3,950	36,000	90,834	—	—
Terminations and withdrawals	(5,945)	(5,569)	(1,168,114)	(139,105)	—	—
Contract benefits	—	—	(41,344)	(106,640)	—	—
Contract charges	(309)	(317)	(16,518)	(16,640)	(125)	(156)
Net transfers between Sub-Accounts	16,609	(9,839)	(103,553)	1,928,781	—	169
Other transfers from (to) the General Account	—	(12)	(10,182)	(191)	—	(1)
Net increase (decrease) in net assets from Contract transactions	10,355	(11,787)	(1,303,711)	1,757,039	(125)	12
Net increase (decrease) in net assets	7,856	1,394	(1,466,204)	2,282,809	(3,007)	9,797
Net assets:
Beginning of year	68,866	67,472	5,164,264	2,881,455	52,233	42,436
End of year	$76,722	$68,866	$3,698,060	$5,164,264	$49,226	$52,233

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	FT VIP Franklin Mutual Shares VIP Fund		FT VIP Franklin Rising Dividends VIP Fund		FT VIP Franklin Small Cap Value VIP Fund
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$35,066	$15,473	$8,566	$9,193	$6,844	$1,168
Net realized gain (loss)	(13,011)	166,047	130,816	383,396	(2,303)	171,728
Change in unrealized gain (loss)	(138,130)	232,019	231,047	200,220	69,733	165,105
Net increase (decrease) in net assets from operations	(116,075)	413,539	370,429	592,809	74,274	338,001
From contract transactions:
Net purchase payments	360	7,360	67,482	41,715	18,060	26,931
Terminations and withdrawals	(221,452)	(231,061)	(144,662)	(263,762)	(82,139)	(45,198)
Contract benefits	—	—	—	—	(12,126)	(73,699)
Contract charges	(35,401)	(36,971)	(25,171)	(24,837)	(13,007)	(13,737)
Net transfers between Sub-Accounts	59,171	(118,841)	(18,997)	171,058	(12,179)	(98,842)
Other transfers from (to) the General Account	(2,065)	(310)	162	(110)	(524)	(91)
Net increase (decrease) in net assets from Contract transactions	(199,387)	(379,823)	(121,186)	(75,936)	(101,915)	(204,636)
Net increase (decrease) in net assets	(315,462)	33,716	249,243	516,873	(27,641)	133,365
Net assets:
Beginning of year	2,123,888	2,090,172	2,601,722	2,084,849	1,586,033	1,452,668
End of year	$1,808,426	$2,123,888	$2,850,965	$2,601,722	$1,558,392	$1,586,033

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	FT VIP Franklin Strategic Income VIP Fund		FT VIP Templeton Foreign Securities Fund		FT VIP Templeton Global Bond Securities Fund
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$61,292	$59,815	$20,464	$5,652	$256,532	$231,420
Net realized gain (loss)	(20,933)	(18,673)	(14,874)	(9,964)	(119,867)	(20,007)
Change in unrealized gain (loss)	(13,978)	38,879	(15,829)	112,914	(392,145)	(188,554)
Net increase (decrease) in net assets from operations	26,381	80,021	(10,239)	108,602	(255,480)	22,859
From contract transactions:
Net purchase payments	96,596	—	17,563	1,500	10,259	15,993
Terminations and withdrawals	(147,987)	(44,443)	(16,348)	(51,592)	(415,576)	(140,770)
Contract benefits	(11,604)	(128,598)	(10,965)	—	—	(145,795)
Contract charges	(9,603)	(7,615)	(14,145)	(15,214)	(22,743)	(23,408)
Net transfers between Sub-Accounts	389,768	561,302	48,974	(67,227)	(119,510)	528,441
Other transfers from (to) the General Account	(204)	158	106	(35)	(182)	558
Net increase (decrease) in net assets from Contract transactions	316,966	380,804	25,185	(132,568)	(547,752)	235,019
Net increase (decrease) in net assets	343,347	460,825	14,946	(23,966)	(803,232)	257,878
Net assets:
Beginning of year	1,494,347	1,033,522	956,499	980,465	4,221,913	3,964,035
End of year	$1,837,694	$1,494,347	$971,445	$956,499	$3,418,681	$4,221,913

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	FT VIP Templeton Growth Securities Fund		Global Atlantic American Funds® Managed Risk Portfolio		Global Atlantic Balanced Managed Risk Portfolio
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$18,305	$18,248	$1,441,989	$2,143,080	$653,090	$619,192
Net realized gain (loss)	(50,411)	141,314	9,830,937	10,480,576	2,820,865	2,362,438
Change in unrealized gain (loss)	71,876	(30,395)	9,024,732	20,264,270	2,660,802	7,540,495
Net increase (decrease) in net assets from operations	39,770	129,167	20,297,658	32,887,926	6,134,757	10,522,125
From contract transactions:
Net purchase payments	180	180	830,105	2,577,832	355,329	1,274,195
Terminations and withdrawals	(69,803)	(134,355)	(11,888,846)	(14,182,390)	(4,369,079)	(5,571,131)
Contract benefits	—	—	(2,333,918)	(1,363,374)	(1,235,722)	(1,133,882)
Contract charges	(22,434)	(22,701)	(5,483,112)	(5,609,600)	(2,095,722)	(2,181,486)
Net transfers between Sub-Accounts	(22,776)	(54,813)	(525,696)	(354,910)	588,846	(1,263,714)
Other transfers from (to) the General Account	(765)	(3,112)	3,042	5,943	(980)	1,162
Net increase (decrease) in net assets from Contract transactions	(115,598)	(214,801)	(19,398,425)	(18,926,499)	(6,757,328)	(8,874,856)
Net increase (decrease) in net assets	(75,828)	(85,634)	899,233	13,961,427	(622,571)	1,647,269
Net assets:
Beginning of year	930,458	1,016,092	230,883,738	216,922,311	83,406,035	81,758,766
End of year	$854,630	$930,458	$231,782,971	$230,883,738	$82,783,464	$83,406,035

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Global Atlantic Blackrock Selects Managed Risk Portfolio		Global Atlantic Franklin Dividend and Income Managed Risk Portfolio		Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$1,749,399	$(773,894)	$1,421,789	$1,008,100	$42,868	$47,652
Net realized gain (loss)	1,271,815	(667,235)	7,723,864	5,919,201	1,368,462	218,380
Change in unrealized gain (loss)	18,886,798	34,089,471	7,338,995	42,554,660	1,614,390	3,721,365
Net increase (decrease) in net assets from operations	21,908,012	32,648,342	16,484,648	49,481,961	3,025,720	3,987,397
From contract transactions:
Net purchase payments	841,028	2,480,365	1,198,844	3,714,278	431,095	1,028,776
Terminations and withdrawals	(13,204,633)	(20,515,176)	(19,393,031)	(19,808,774)	(4,272,412)	(1,525,767)
Contract benefits	(2,808,216)	(2,129,695)	(2,795,232)	(3,371,782)	(169,695)	(286,548)
Contract charges	(6,110,882)	(6,410,058)	(7,035,326)	(7,248,207)	(909,012)	(854,642)
Net transfers between Sub-Accounts	(2,638,807)	(3,979,949)	(5,617,958)	5,317,644	4,455,014	(495,460)
Other transfers from (to) the General Account	11,903	(29,897)	21,569	(36,148)	5,849	2,333
Net increase (decrease) in net assets from Contract transactions	(23,909,607)	(30,584,410)	(33,621,134)	(21,432,989)	(459,161)	(2,131,308)
Net increase (decrease) in net assets	(2,001,595)	2,063,932	(17,136,486)	28,048,972	2,566,559	1,856,089
Net assets:
Beginning of year	243,797,003	241,733,071	292,260,386	264,211,414	32,584,669	30,728,580
End of year	$241,795,408	$243,797,003	$275,123,900	$292,260,386	$35,151,228	$32,584,669

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Global Atlantic Growth Managed Risk Portfolio		Global Atlantic Moderate Growth Managed Risk Portfolio		Global Atlantic PIMCO Tactical Allocation Portfolio
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$2,388,841	$2,081,970	$997,395	$916,890	$259,532	$50,321
Net realized gain (loss)	6,863,776	6,999,347	4,015,219	1,848,699	1,458,497	281,732
Change in unrealized gain (loss)	13,611,318	55,217,769	4,529,326	16,918,028	386,227	3,808,119
Net increase (decrease) in net assets from operations	22,863,935	64,299,086	9,541,940	19,683,617	2,104,256	4,140,172
From contract transactions:
Net purchase payments	2,051,438	5,277,591	567,055	1,660,716	288,187	377,131
Terminations and withdrawals	(22,933,217)	(37,204,147)	(6,934,543)	(9,070,131)	(2,082,864)	(1,345,109)
Contract benefits	(3,041,651)	(2,981,263)	(1,620,080)	(1,161,244)	(305,371)	(306,449)
Contract charges	(10,572,681)	(11,231,462)	(3,473,139)	(3,562,463)	(676,445)	(644,024)
Net transfers between Sub-Accounts	(7,601,849)	(10,139,517)	(126,806)	(289,358)	2,871,562	316,887
Other transfers from (to) the General Account	14,080	(36,572)	(3,799)	(7,655)	5,304	(221)
Net increase (decrease) in net assets from Contract transactions	(42,083,880)	(56,315,370)	(11,591,312)	(12,430,135)	100,373	(1,601,785)
Net increase (decrease) in net assets	(19,219,945)	7,983,716	(2,049,372)	7,253,482	2,204,629	2,538,387
Net assets:
Beginning of year	431,471,240	423,487,524	143,219,361	135,965,879	26,889,801	24,351,414
End of year	$412,251,295	$431,471,240	$141,169,989	$143,219,361	$29,094,430	$26,889,801

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Global Atlantic Select Advisor Managed Risk Portfolio		Global Atlantic Wellington Research Managed Risk Portfolio		Goldman Sachs VIT Core Fixed Income Fund
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$991,675	$312,259	$531,403	$515,028	$17,823	$27,425
Net realized gain (loss)	5,224,541	5,503,341	13,678,725	26,758,170	21,987	(4,130)
Change in unrealized gain (loss)	(587,136)	13,595,276	28,560,052	46,079,764	122,109	123,648
Net increase (decrease) in net assets from operations	5,629,080	19,410,876	42,770,180	73,352,962	161,919	146,943
From contract transactions:
Net purchase payments	396,157	683,096	1,465,892	4,752,061	—	—
Terminations and withdrawals	(7,380,393)	(7,924,652)	(28,162,100)	(30,674,418)	(40,329)	(5,183)
Contract benefits	(1,590,328)	(1,817,135)	(2,579,481)	(4,016,016)	—	—
Contract charges	(2,629,051)	(2,780,541)	(10,971,102)	(11,056,993)	(15,536)	(14,442)
Net transfers between Sub-Accounts	(723,240)	(991,087)	4,753,559	1,249,189	10,906	(80,957)
Other transfers from (to) the General Account	21,417	(3,058)	27,095	(25,973)	(108)	1
Net increase (decrease) in net assets from Contract transactions	(11,905,438)	(12,833,377)	(35,466,137)	(39,772,150)	(45,067)	(100,581)
Net increase (decrease) in net assets	(6,276,358)	6,577,499	7,304,043	33,580,812	116,852	46,362
Net assets:
Beginning of year	114,363,467	107,785,968	448,463,815	414,883,003	2,014,091	1,967,729
End of year	$108,087,109	$114,363,467	$455,767,858	$448,463,815	$2,130,943	$2,014,091

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Goldman Sachs VIT Global Trends Allocation Fund		Goldman Sachs VIT Growth Opportunities Fund		Goldman Sachs VIT High Quality Floating Rate Fund
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(3,728)	$4,919	$(703)	$(667)	$(538)	$1,534
Net realized gain (loss)	(4,139)	30,069	9,283	284	(85)	(460)
Change in unrealized gain (loss)	9,023	17,747	17,422	19,758	(164)	1,014
Net increase (decrease) in net assets from operations	1,156	52,735	26,002	19,375	(787)	2,088
From contract transactions:
Net purchase payments	—	—	15,000	—	—	—
Terminations and withdrawals	(261,994)	(3,401)	(1,470)	(1,898)	(2,197)	(6,029)
Contract benefits	—	—	—	—	—	—
Contract charges	(4,655)	(3,781)	(108)	(98)	(291)	(297)
Net transfers between Sub-Accounts	1,925	285,518	(7,738)	(23,577)	5,311	(224,322)
Other transfers from (to) the General Account	4	—	1	(1)	—	2
Net increase (decrease) in net assets from Contract transactions	(264,720)	278,336	5,685	(25,574)	2,823	(230,646)
Net increase (decrease) in net assets	(263,564)	331,071	31,687	(6,199)	2,036	(228,558)
Net assets:
Beginning of year	677,880	346,809	57,312	63,511	128,374	356,932
End of year	$414,316	$677,880	$88,999	$57,312	$130,410	$128,374

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Goldman Sachs VIT International Equity Insights Fund		Goldman Sachs VIT Mid Cap Value Fund		Goldman Sachs VIT Multi-Strategy Alternatives Portfolio
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$1,054	$2,283	$(888)	$(717)	$496	$1,460
Net realized gain (loss)	(305)	(285)	2,462	6,187	(3,271)	(880)
Change in unrealized gain (loss)	9,022	18,940	12,160	36,282	6,167	6,531
Net increase (decrease) in net assets from operations	9,771	20,938	13,734	41,752	3,392	7,111
From contract transactions:
Net purchase payments	—	—	—	—	—	—
Terminations and withdrawals	(508)	(548)	(1,132)	(1,587)	(5,759)	(1,223)
Contract benefits	—	—	—	—	—	—
Contract charges	(578)	(592)	(323)	(302)	(286)	(446)
Net transfers between Sub-Accounts	4,418	22,955	4,106	—	(20,008)	(4,086)
Other transfers from (to) the General Account	(23)	—	2	—	—	(1)
Net increase (decrease) in net assets from Contract transactions	3,309	21,815	2,653	(1,889)	(26,053)	(5,756)
Net increase (decrease) in net assets	13,080	42,753	16,387	39,863	(22,661)	1,355
Net assets:
Beginning of year	149,797	107,044	180,217	140,354	97,828	96,473
End of year	$162,877	$149,797	$196,604	$180,217	$75,167	$97,828

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Goldman Sachs VIT Small Cap Equity Insights Fund		Goldman Sachs VIT U.S. Equity Insights Fund		Hartford Capital Appreciation HLS Fund
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(3,686)	$(2,834)	$(9,442)	$1,742	$(3,773)	$(3,655)
Net realized gain (loss)	3,601	7,425	127,110	92,346	144,295	188,111
Change in unrealized gain (loss)	42,210	69,242	287,373	418,960	280,605	561,454
Net increase (decrease) in net assets from operations	42,125	73,833	405,041	513,048	421,127	745,910
From contract transactions:
Net purchase payments	18,568	—	—	—	120	75,245
Terminations and withdrawals	(6,651)	(2,370)	(55,677)	(11,402)	(162,015)	(101,680)
Contract benefits	—	—	—	—	(26,707)	—
Contract charges	(1,388)	(1,436)	(19,472)	(18,509)	(25,886)	(28,663)
Net transfers between Sub-Accounts	21,262	1,667	(159,100)	57,983	(121,637)	(1,270,634)
Other transfers from (to) the General Account	(26)	(1)	364	(217)	31	(6,768)
Net increase (decrease) in net assets from Contract transactions	31,765	(2,140)	(233,885)	27,855	(336,094)	(1,332,500)
Net increase (decrease) in net assets	73,890	71,693	171,156	540,903	85,033	(586,590)
Net assets:
Beginning of year	388,823	317,130	2,685,594	2,144,691	2,289,769	2,876,359
End of year	$462,713	$388,823	$2,856,750	$2,685,594	$2,374,802	$2,289,769

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Hartford Disciplined Equity HLS Fund (b)		Hartford Dividend and Growth HLS Fund (b)		Hartford Growth Opportunities HLS Fund (b)
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(448)	$—	$21,253	$12,558	$(2,965)	$(2,882)
Net realized gain (loss)	(1,134)	—	72,186	177,465	102,169	79,259
Change in unrealized gain (loss)	65,343	—	91,291	366,199	52,703	(36,210)
Net increase (decrease) in net assets from operations	63,761	—	184,730	556,222	151,907	40,167
From contract transactions:
Net purchase payments	—	—	17,563	625	—	—
Terminations and withdrawals	(2,820)	—	(97,020)	(138,550)	(47,214)	(21,636)
Contract benefits	—	—	(25,867)	(43,394)	—	—
Contract charges	(918)	—	(27,139)	(28,320)	553	(4,186)
Net transfers between Sub-Accounts	492,107	—	368,868	(754,832)	(501,259)	282,839
Other transfers from (to) the General Account	—	—	(65)	(5,198)	(836)	1
Net increase (decrease) in net assets from Contract transactions	488,369	—	236,340	(969,669)	(548,756)	257,018
Net increase (decrease) in net assets	552,130	—	421,070	(413,447)	(396,849)	297,185
Net assets:
Beginning of year	—	—	2,015,375	2,428,822	396,849	99,664
End of year	$552,130	$—	$2,436,445	$2,015,375	$—	$396,849

(b)  Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Hartford High Yield HLS Fund (b)		Hartford International Opportunities HLS Fund		Hartford Total Return Bond HLS Fund (b)
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$66,469	$34,173	$6,554	$7,516	$71,828	$90,842
Net realized gain (loss)	(75,431)	(4,463)	6,426	45,598	42,757	152
Change in unrealized gain (loss)	16,039	55,996	147,903	119,445	112,038	144,346
Net increase (decrease) in net assets from operations	7,077	85,706	160,883	172,559	226,623	235,340
From contract transactions:
Net purchase payments	—	—	—	312	176,363	27,000
Terminations and withdrawals	(10,680)	(31,820)	(70,468)	(32,350)	(396,917)	(138,822)
Contract benefits	(19,232)	—	—	(51,569)	(70,721)	(253,246)
Contract charges	(4,197)	(4,851)	(11,978)	(11,826)	(21,271)	(18,520)
Net transfers between Sub-Accounts	(676,589)	45,702	(24,117)	234,997	374,444	1,272,960
Other transfers from (to) the General Account	—	1	(1,069)	897	329	(12)
Net increase (decrease) in net assets from Contract transactions	(710,698)	9,032	(107,632)	140,461	62,227	889,360
Net increase (decrease) in net assets	(703,621)	94,738	53,251	313,020	288,850	1,124,700
Net assets:
Beginning of year	703,621	608,883	980,218	667,198	3,319,103	2,194,403
End of year	$—	$703,621	$1,033,469	$980,218	$3,607,953	$3,319,103

(b)  Merger. See Note 1.
The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Hartford Value HLS Fund (b)		Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund		Invesco Oppenheimer V.I. Global Fund
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$2,822	$2,745	$(3,904)	$(3,301)	$(692)	$(198)
Net realized gain (loss)	(61,013)	29,999	34,589	50,136	3,582	10,748
Change in unrealized gain (loss)	16,157	49,331	114,617	62,668	24,575	10,724
Net increase (decrease) in net assets from operations	(42,034)	82,075	145,302	109,503	27,465	21,274
From contract transactions:
Net purchase payments	—	—	—	15,993	11,872	48,876
Terminations and withdrawals	(4,499)	(49,585)	—	—	—	—
Contract benefits	—	—	—	—	—	—
Contract charges	(3,906)	(5,740)	(567)	(593)	(15)	(10)
Net transfers between Sub-Accounts	(303,293)	(10,440)	(19,559)	(4,700)	(5,411)	(1,262)
Other transfers from (to) the General Account	(6)	(38)	—	—	517	(465)
Net increase (decrease) in net assets from Contract transactions	(311,704)	(65,803)	(20,126)	10,700	6,963	47,139
Net increase (decrease) in net assets	(353,738)	16,272	125,176	120,203	34,428	68,413
Net assets:
Beginning of year	353,738	337,466	402,334	282,131	114,613	46,200
End of year	$—	$353,738	$527,510	$402,334	$149,041	$114,613

(b)  Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Invesco Oppenheimer V.I. International Growth Fund		Invesco Oppenheimer V.I. Main Street Small Cap Fund		Invesco V.I. Balanced-Risk Allocation Fund
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(690)	$(556)	$(1,175)	$(1,638)	$185,028	$(15,619)
Net realized gain (loss)	(3,368)	7,408	(3,807)	12,385	21,045	(22,761)
Change in unrealized gain (loss)	27,984	39,843	53,388	25,883	(44,445)	261,767
Net increase (decrease) in net assets from operations	23,926	46,695	48,406	36,630	161,628	223,387
From contract transactions:
Net purchase payments	11,872	19,688	11,872	42,376	—	18,042
Terminations and withdrawals	—	—	(1,031)	(5,752)	(1,120,590)	(77,681)
Contract benefits	(34,498)	—	—	—	(19,603)	(23,780)
Contract charges	(118)	(180)	(387)	(279)	(18,448)	(11,234)
Net transfers between Sub-Accounts	901	(18,185)	23,932	(979)	(20,185)	1,145,161
Other transfers from (to) the General Account	288	(310)	697	(398)	(88)	5,829
Net increase (decrease) in net assets from Contract transactions	(21,555)	1,013	35,083	34,968	(1,178,914)	1,056,337
Net increase (decrease) in net assets	2,371	47,708	83,489	71,598	(1,017,286)	1,279,724
Net assets:
Beginning of year	211,830	164,122	208,327	136,729	2,785,907	1,506,183
End of year	$214,201	$211,830	$291,816	$208,327	$1,768,621	$2,785,907

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Invesco V.I. Comstock Fund		Invesco V.I. Core Equity Fund		Invesco V.I. Equity and Income Fund
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$883	$523	$743	$(4,191)	$7,488	$7,899
Net realized gain (loss)	1,765	9,471	123,209	54,943	26,826	42,589
Change in unrealized gain (loss)	(3,664)	5,204	(56,435)	73,228	19,470	45,790
Net increase (decrease) in net assets from operations	(1,016)	15,198	67,517	123,980	53,784	96,278
From contract transactions:
Net purchase payments	9,900	—	26,345	—	—	18,042
Terminations and withdrawals	—	—	(10,397)	(49,186)	(4,286)	(4,387)
Contract benefits	—	—	—	—	—	—
Contract charges	—	—	(8,263)	(8,143)	(3,117)	(3,058)
Net transfers between Sub-Accounts	—	—	8,481	(28,434)	14,132	5,086
Other transfers from (to) the General Account	—	—	259	(63)	1	—
Net increase (decrease) in net assets from Contract transactions	9,900	—	16,425	(85,826)	6,730	15,683
Net increase (decrease) in net assets	8,884	15,198	83,942	38,154	60,514	111,961
Net assets:
Beginning of year	79,333	64,135	526,895	488,741	620,023	508,062
End of year	$88,217	$79,333	$610,837	$526,895	$680,537	$620,023

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Invesco V.I. Global Real Estate Fund		Invesco V.I. Government Money Market Fund		Invesco V.I. International Growth Fund
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$12,953	$8,572	$(29,513)	$44,495	$17,430	$6,369
Net realized gain (loss)	3,983	2,751	—	—	45,946	108,962
Change in unrealized gain (loss)	(63,955)	51,937	—	—	111,960	203,867
Net increase (decrease) in net assets from operations	(47,019)	63,260	(29,513)	44,495	175,336	319,198
From contract transactions:
Net purchase payments	10,000	42,449	88,140	666,236	12,956	1,944
Terminations and withdrawals	(7,695)	(22,793)	(6,638,267)	(7,224,746)	(52,860)	(48,926)
Contract benefits	—	—	(79,510)	(71,056)	(13,355)	(20,365)
Contract charges	(1,242)	(1,493)	(39,322)	(42,417)	(26,935)	(27,291)
Net transfers between Sub-Accounts	29,534	(30,534)	6,361,195	6,675,137	(10,425)	(105,154)
Other transfers from (to) the General Account	30	(2)	90	(400)	3,038	(320)
Net increase (decrease) in net assets from Contract transactions	30,627	(12,373)	(307,674)	2,754	(87,581)	(200,112)
Net increase (decrease) in net assets	(16,392)	50,887	(337,187)	47,249	87,755	119,086
Net assets:
Beginning of year	355,373	304,486	5,069,520	5,022,271	1,367,156	1,248,070
End of year	$338,981	$355,373	$4,732,333	$5,069,520	$1,454,911	$1,367,156

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Invesco V.I. Mid Cap Core Equity Fund		Invesco V.I. Small Cap Equity Fund		Ivy VIP Core Equity
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(3,557)	$(5,695)	$(7,116)	$(7,533)	$(40)	$(32)
Net realized gain (loss)	134,702	51,553	64,903	55,010	454	730
Change in unrealized gain (loss)	(60,840)	129,930	179,181	158,199	1,278	1,194
Net increase (decrease) in net assets from operations	70,305	175,788	236,968	205,676	1,692	1,892
From contract transactions:
Net purchase payments	120	7,120	18,782	4,435	—	—
Terminations and withdrawals	(78,606)	(127,237)	(92,128)	(148,625)	—	(104)
Contract benefits	(13,091)	(13,535)	—	(65,721)	—	—
Contract charges	(4,097)	(4,185)	(7,482)	(7,631)	(11)	(5)
Net transfers between Sub-Accounts	(29,731)	3,486	(39,920)	(14,102)	192	39
Other transfers from (to) the General Account	15	(2,628)	128	(3,309)	—	—
Net increase (decrease) in net assets from Contract transactions	(125,390)	(136,979)	(120,620)	(234,953)	181	(70)
Net increase (decrease) in net assets	(55,085)	38,809	116,348	(29,277)	1,873	1,822
Net assets:
Beginning of year	890,919	852,110	910,099	939,376	8,195	6,373
End of year	$835,834	$890,919	$1,026,447	$910,099	$10,068	$8,195

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Ivy VIP International Core Equity		Ivy VIP Securian Real Estate Securities		Ivy VIP Value
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$18,400	$8,093	$230	$195	$48	$(10)
Net realized gain (loss)	(6,549)	117,820	1,278	152	196	278
Change in unrealized gain (loss)	73,266	105,509	(3,348)	6,386	(192)	876
Net increase (decrease) in net assets from operations	85,117	231,422	(1,840)	6,733	52	1,144
From contract transactions:
Net purchase payments	—	—	—	—	—	—
Terminations and withdrawals	(34,522)	(3,945)	(4,683)	—	—	—
Contract benefits	—	—	—	—	—	—
Contract charges	(9,982)	(10,183)	(141)	(129)	(4)	—
Net transfers between Sub-Accounts	1,829	(43,920)	3,801	373	—	—
Other transfers from (to) the General Account	(24)	(2)	—	—	—	—
Net increase (decrease) in net assets from Contract transactions	(42,699)	(58,050)	(1,023)	244	(4)	—
Net increase (decrease) in net assets	42,418	173,372	(2,863)	6,977	48	1,144
Net assets:
Beginning of year	1,526,137	1,352,765	36,039	29,062	5,706	4,562
End of year	$1,568,555	$1,526,137	$33,176	$36,039	$5,754	$5,706

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Lord Abbett Bond Debenture Portfolio		Lord Abbett Fundamental Equity Portfolio		Lord Abbett Growth Opportunities Portfolio
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$123,332	$110,225	$7,328	$7,130	$(10,208)	$(8,565)
Net realized gain (loss)	(63,117)	(28,725)	(36,693)	(7,959)	166,976	89,745
Change in unrealized gain (loss)	186,975	325,130	88,699	286,669	290,209	222,281
Net increase (decrease) in net assets from operations	247,190	406,630	59,334	285,840	446,977	303,461
From contract transactions:
Net purchase payments	265,341	29,646	19,554	786	40,000	—
Terminations and withdrawals	(93,701)	(148,546)	(70,354)	(41,767)	(99,034)	(66,958)
Contract benefits	(91,473)	—	(3,502)	(52,828)	—	(91,583)
Contract charges	(20,529)	(19,804)	(26,552)	(26,835)	(7,987)	(6,804)
Net transfers between Sub-Accounts	328,437	(87,393)	148,148	(58,428)	36,237	193,593
Other transfers from (to) the General Account	(164)	(161)	(93)	91	16	508
Net increase (decrease) in net assets from Contract transactions	387,911	(226,258)	67,201	(178,981)	(30,768)	28,756
Net increase (decrease) in net assets	635,101	180,372	126,535	106,859	416,209	332,217
Net assets:
Beginning of year	3,677,427	3,497,055	1,554,575	1,447,716	1,188,645	856,428
End of year	$4,312,528	$3,677,427	$1,681,110	$1,554,575	$1,604,854	$1,188,645

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Lord Abbett Mid Cap Stock Portfolio		Lord Abbett Short Duration Income Portfolio		MFS® Blended Research® Core Equity Portfolio
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$82	$(470)	$26,492	$39,030	$443	$88
Net realized gain (loss)	(340)	(6,708)	2,282	(2,122)	4,493	2,611
Change in unrealized gain (loss)	1,557	40,660	8,975	(8,189)	8,458	5,418
Net increase (decrease) in net assets from operations	1,299	33,482	37,749	28,719	13,394	8,117
From contract transactions:
Net purchase payments	4,586	—	79,920	399,236	46,166	—
Terminations and withdrawals	(995)	(1,828)	(8,347)	(41,037)	—	—
Contract benefits	—	—	—	—	—	—
Contract charges	(54)	(237)	(4,985)	(3,219)	(51)	(46)
Net transfers between Sub-Accounts	1,564	(142,950)	189,034	735,122	—	—
Other transfers from (to) the General Account	1	—	—	(155)	—	1
Net increase (decrease) in net assets from Contract transactions	5,102	(145,015)	255,622	1,089,947	46,115	(45)
Net increase (decrease) in net assets	6,401	(111,533)	293,371	1,118,666	59,509	8,072
Net assets:
Beginning of year	76,199	187,732	1,261,628	142,962	37,516	29,444
End of year	$82,600	$76,199	$1,554,999	$1,261,628	$97,025	$37,516

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	MFS® Blended Research® Small Cap Equity Portfolio		MFS® Global Real Estate Portfolio		MFS® Growth Series
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(899)	$(1,161)	$4,022	$2,486	$(46,345)	$(39,397)
Net realized gain (loss)	21,796	49,387	2,325	1,065	896,129	628,124
Change in unrealized gain (loss)	(12,852)	14,952	(5,344)	23,197	688,091	870,933
Net increase (decrease) in net assets from operations	8,045	63,178	1,003	26,748	1,537,875	1,459,660
From contract transactions:
Net purchase payments	34,696	76,628	—	—	217,955	63,366
Terminations and withdrawals	(365)	(14,399)	(13,701)	—	(385,745)	(377,531)
Contract benefits	—	—	—	—	(115,242)	—
Contract charges	(285)	(410)	(395)	(364)	(43,686)	(42,010)
Net transfers between Sub-Accounts	9,731	(80,196)	19,075	12,433	(391,470)	37,282
Other transfers from (to) the General Account	5	(125)	—	—	1,962	(278)
Net increase (decrease) in net assets from Contract transactions	43,782	(18,502)	4,979	12,069	(716,226)	(319,171)
Net increase (decrease) in net assets	51,827	44,676	5,982	38,817	821,649	1,140,489
Net assets:
Beginning of year	292,514	247,838	137,355	98,538	5,248,271	4,107,782
End of year	$344,341	$292,514	$143,337	$137,355	$6,069,920	$5,248,271

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	MFS® International Intrinsic Value Portfolio		MFS® Investors Trust Series		MFS® Mid Cap Growth Series
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(781)	$6,887	$(1,949)	$(1,963)	$(2,145)	$(1,975)
Net realized gain (loss)	91,588	86,341	27,198	56,590	24,099	35,313
Change in unrealized gain (loss)	133,790	204,796	50,869	110,674	53,363	30,670
Net increase (decrease) in net assets from operations	224,597	298,024	76,118	165,301	75,317	64,008
From contract transactions:
Net purchase payments	—	—	—	—	14,950	38,907
Terminations and withdrawals	(218,215)	(124,424)	(23,696)	(86,463)	—	(43,711)
Contract benefits	(15,504)	(22,069)	—	(38,230)	(12,846)	—
Contract charges	(7,912)	(7,671)	(4,395)	(4,530)	(529)	(453)
Net transfers between Sub-Accounts	30,718	(15,160)	(6,253)	(37,650)	(2,655)	(9,412)
Other transfers from (to) the General Account	941	(784)	(41)	(90)	692	(155)
Net increase (decrease) in net assets from Contract transactions	(209,972)	(170,108)	(34,385)	(166,963)	(388)	(14,824)
Net increase (decrease) in net assets	14,625	127,916	41,733	(1,662)	74,929	49,184
Net assets:
Beginning of year	1,427,488	1,299,572	608,475	610,137	221,442	172,258
End of year	$1,442,113	$1,427,488	$650,208	$608,475	$296,371	$221,442

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	MFS® Mid Cap Value Portfolio		MFS® New Discovery Series		MFS® Research International Portfolio
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(28)	$130	$(13,880)	$(11,636)	$334	$52
Net realized gain (loss)	26,554	104,934	231,638	328,290	2,169	957
Change in unrealized gain (loss)	(16,465)	196,638	556,933	171,276	7,250	4,004
Net increase (decrease) in net assets from operations	10,061	301,702	774,691	487,930	9,753	5,013
From contract transactions:
Net purchase payments	3,078	24,161	51,478	222	59,091	—
Terminations and withdrawals	(19,303)	(19,924)	(148,634)	(133,408)	—	—
Contract benefits	(20,579)	—	(1,159)	(5,919)	—	—
Contract charges	(7,482)	(8,114)	(17,275)	(16,502)	(20)	(42)
Net transfers between Sub-Accounts	(51,399)	5,455	(375)	176,416	(17,927)	—
Other transfers from (to) the General Account	84	(174)	153	593	—	—
Net increase (decrease) in net assets from Contract transactions	(95,601)	1,404	(115,812)	21,402	41,144	(42)
Net increase (decrease) in net assets	(85,540)	303,106	658,879	509,332	50,897	4,971
Net assets:
Beginning of year	1,328,238	1,025,132	1,730,504	1,221,172	23,974	19,003
End of year	$1,242,698	$1,328,238	$2,389,383	$1,730,504	$74,871	$23,974

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	MFS® Total Return Bond Series		MFS® Utilities Series		MFS® Value Series
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$2,689	$1,869	$1,568	$3,967	$8,602	$24,947
Net realized gain (loss)	85	(15)	5,010	2,303	102,151	113,610
Change in unrealized gain (loss)	4,747	5,573	(2,255)	23,894	(60,511)	366,921
Net increase (decrease) in net assets from operations	7,521	7,427	4,323	30,164	50,242	505,478
From contract transactions:
Net purchase payments	13,982	12,636	4,586	4,938	—	6,000
Terminations and withdrawals	136	(984)	(17,897)	(4,779)	(76,008)	(268,278)
Contract benefits	—	—	—	—	(44,731)	—
Contract charges	(275)	(231)	(225)	(215)	(39,511)	(41,806)
Net transfers between Sub-Accounts	3,121	(2,140)	5,033	(4,868)	(340,923)	285,402
Other transfers from (to) the General Account	—	—	11	(7)	87	(2,531)
Net increase (decrease) in net assets from Contract transactions	16,964	9,281	(8,492)	(4,931)	(501,086)	(21,213)
Net increase (decrease) in net assets	24,485	16,708	(4,169)	25,233	(450,844)	484,265
Net assets:
Beginning of year	102,649	85,941	156,479	131,246	2,314,136	1,829,871
End of year	$127,134	$102,649	$152,310	$156,479	$1,863,292	$2,314,136

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	PIMCO All Asset Portfolio		PIMCO CommodityRealReturn® Strategy Portfolio		PIMCO Dynamic Bond Portfolio
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$8,615	$6,158	$6,104	$3,219	$1,571	$2,718
Net realized gain (loss)	(80)	(2,170)	(6,322)	(546)	(32)	—
Change in unrealized gain (loss)	4,447	33,471	(1,872)	7,737	2,163	(868)
Net increase (decrease) in net assets from operations	12,982	37,459	(2,090)	10,410	3,702	1,850
From contract transactions:
Net purchase payments	—	—	—	49,000	5,571	62,763
Terminations and withdrawals	(1,772)	(121,964)	(14,600)	(3,336)	—	—
Contract benefits	(41,890)	—	—	—	—	—
Contract charges	(1,174)	(2,157)	(303)	(312)	(119)	(59)
Net transfers between Sub-Accounts	5,456	(110,030)	4,478	9,198	73	52
Other transfers from (to) the General Account	(3)	(402)	—	—	—	2
Net increase (decrease) in net assets from Contract transactions	(39,383)	(234,553)	(10,425)	54,550	5,525	62,758
Net increase (decrease) in net assets	(26,401)	(197,094)	(12,515)	64,960	9,227	64,608
Net assets:
Beginning of year	241,281	438,375	142,145	77,185	90,057	25,449
End of year	$214,880	$241,281	$129,630	$142,145	$99,284	$90,057

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	PIMCO Emerging Markets Bond Portfolio		PIMCO Global Core Asset Allocation Portfolio		PIMCO High Yield Portfolio
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$7,184	$6,807	$1,894	$250	$2,676	$3,464
Net realized gain (loss)	(509)	(41)	540	(11)	(38)	(1,276)
Change in unrealized gain (loss)	4,383	18,423	1,890	3,560	744	9,657
Net increase (decrease) in net assets from operations	11,058	25,189	4,324	3,799	3,382	11,845
From contract transactions:
Net purchase payments	8,389	14,429	—	—	—	14,429
Terminations and withdrawals	(11,655)	(6,844)	—	—	—	—
Contract benefits	—	—	—	—	—	—
Contract charges	(833)	(804)	—	—	—	—
Net transfers between Sub-Accounts	3,848	(13,912)	—	—	869	(54,403)
Other transfers from (to) the General Account	1	26	—	—	—	(26)
Net increase (decrease) in net assets from Contract transactions	(250)	(7,105)	—	—	869	(40,000)
Net increase (decrease) in net assets	10,808	18,084	4,324	3,799	4,251	(28,155)
Net assets:
Beginning of year	203,185	185,101	28,116	24,317	74,011	102,166
End of year	$213,993	$203,185	$32,440	$28,116	$78,262	$74,011

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)		PIMCO Real Return Portfolio		PIMCO StocksPLUS® Global Portfolio
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$21,891	$3,069	$255	$360	$2,891	$6,684
Net realized gain (loss)	(33)	3,602	45	241	24,110	(38,025)
Change in unrealized gain (loss)	(2,454)	18,573	4,827	3,597	65,771	241,285
Net increase (decrease) in net assets from operations	19,404	25,244	5,127	4,198	92,772	209,944
From contract transactions:
Net purchase payments	—	46,770	—	—	—	—
Terminations and withdrawals	(7,603)	(7,588)	—	(8,856)	(190,293)	(32,732)
Contract benefits	—	—	—	—	—	—
Contract charges	(3,173)	(3,081)	(217)	(218)	(21,260)	(20,529)
Net transfers between Sub-Accounts	—	(32,672)	—	(9,026)	(12,351)	(91,724)
Other transfers from (to) the General Account	4	1	—	(1)	(625)	(6,367)
Net increase (decrease) in net assets from Contract transactions	(10,772)	3,430	(217)	(18,101)	(224,529)	(151,352)
Net increase (decrease) in net assets	8,632	28,674	4,910	(13,903)	(131,757)	58,592
Net assets:
Beginning of year	451,653	422,979	48,091	61,994	896,926	838,334
End of year	$460,285	$451,653	$53,001	$48,091	$765,169	$896,926

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	PIMCO Total Return Portfolio		Putnam VT Equity Income Fund		Putnam VT Global Asset Allocation Fund
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$40,276	$54,973	$19,762	$30,141	$134	$64
Net realized gain (loss)	101,812	3,840	181,729	223,902	300	459
Change in unrealized gain (loss)	134,154	125,906	(103,134)	309,830	1,393	1,725
Net increase (decrease) in net assets from operations	276,242	184,719	98,357	563,873	1,827	2,248
From contract transactions:
Net purchase payments	75,465	117,071	117,593	—	—	—
Terminations and withdrawals	(414,510)	(318,527)	(63,946)	(179,404)	—	—
Contract benefits	—	(55,023)	(142,691)	(31,477)	—	—
Contract charges	(26,650)	(21,688)	(17,584)	(19,044)	—	—
Net transfers between Sub-Accounts	1,323,423	1,024,406	(9,435)	(218,686)	—	—
Other transfers from (to) the General Account	(955)	(500)	768	(2)	—	—
Net increase (decrease) in net assets from Contract transactions	956,773	745,739	(115,295)	(448,613)	—	—
Net increase (decrease) in net assets	1,233,015	930,458	(16,938)	115,260	1,827	2,248
Net assets:
Beginning of year	3,461,767	2,531,309	2,219,149	2,103,889	16,326	14,078
End of year	$4,694,782	$3,461,767	$2,202,211	$2,219,149	$18,153	$16,326

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Putnam VT Growth Opportunities Fund		Putnam VT Income Fund		Putnam VT International Value Fund
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(10,258)	$(7,853)	$95,033	$38,606	$798	$787
Net realized gain (loss)	153,478	227,820	18,542	33,392	710	2,542
Change in unrealized gain (loss)	297,722	130,136	(20,328)	127,534	2,654	3,089
Net increase (decrease) in net assets from operations	440,942	350,103	93,247	199,532	4,162	6,418
From contract transactions:
Net purchase payments	13,076	564	9,172	—	9,788	23,988
Terminations and withdrawals	(57,599)	(114,657)	(169,271)	(187,836)	—	—
Contract benefits	(2,315)	(2,509)	—	(144,199)	—	—
Contract charges	(19,620)	(17,932)	(16,380)	(13,564)	(23)	—
Net transfers between Sub-Accounts	195,850	(55,897)	707,945	(129,709)	—	—
Other transfers from (to) the General Account	14	558	378	194	—	—
Net increase (decrease) in net assets from Contract transactions	129,406	(189,873)	531,844	(475,114)	9,765	23,988
Net increase (decrease) in net assets	570,348	160,230	625,091	(275,582)	13,927	30,406
Net assets:
Beginning of year	1,163,810	1,003,580	1,887,225	2,162,807	51,163	20,757
End of year	$1,734,158	$1,163,810	$2,512,316	$1,887,225	$65,090	$51,163

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Putnam VT Mortgage Securities Fund		Putnam VT Multi-Asset Absolute Return Fund		Putnam VT Multi-Cap Core Fund
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$1,488	$310	$(178)	$(190)	$(9)	$9
Net realized gain (loss)	37	9	(11)	2	443	1,031
Change in unrealized gain (loss)	4,483	2,788	(1,372)	1,061	1,429	1,642
Net increase (decrease) in net assets from operations	6,008	3,107	(1,561)	873	1,863	2,682
From contract transactions:
Net purchase payments	90,878	—	—	—	—	—
Terminations and withdrawals	—	—	—	—	—	—
Contract benefits	—	—	—	—	—	—
Contract charges	(54)	(53)	(28)	(31)	—	—
Net transfers between Sub-Accounts	431	383	—	—	—	—
Other transfers from (to) the General Account	1	—	—	—	—	—
Net increase (decrease) in net assets from Contract transactions	91,256	330	(28)	(31)	—	—
Net increase (decrease) in net assets	97,264	3,437	(1,589)	842	1,863	2,682
Net assets:
Beginning of year	28,904	25,467	18,801	17,959	11,527	8,845
End of year	$126,168	$28,904	$17,212	$18,801	$13,390	$11,527

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Putnam VT Small Cap Value Fund		Rational Trend Aggregation VA Fund		TOPS® Managed Risk Balanced ETF Portfolio
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$506	$(777)	$(114)	$10,013	$320,429	$365,939
Net realized gain (loss)	(41,871)	29,683	(14,281)	(7,011)	304,084	885,998
Change in unrealized gain (loss)	34,474	28,856	16,909	29,634	473,387	2,813,708
Net increase (decrease) in net assets from operations	(6,891)	57,762	2,514	32,636	1,097,900	4,065,645
From contract transactions:
Net purchase payments	2,658	15,993	—	—	41,400	8,100
Terminations and withdrawals	—	(363)	(30,036)	(25,174)	(3,346,775)	(2,503,872)
Contract benefits	(26,881)	—	—	—	(248,467)	(1,076,519)
Contract charges	(246)	(434)	(18,249)	(19,110)	(789,682)	(874,981)
Net transfers between Sub-Accounts	8,851	16,091	6,059	(18,546)	(554,811)	(543,802)
Other transfers from (to) the General Account	1	(33)	—	—	(2,584)	(6,220)
Net increase (decrease) in net assets from Contract transactions	(15,617)	31,254	(42,226)	(62,830)	(4,900,919)	(4,997,294)
Net increase (decrease) in net assets	(22,508)	89,016	(39,712)	(30,194)	(3,803,019)	(931,649)
Net assets:
Beginning of year	322,253	233,237	465,318	495,512	31,426,945	32,358,594
End of year	$299,745	$322,253	$425,606	$465,318	$27,623,926	$31,426,945
The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (concluded)
For the Years Ended December 31,

	TOPS® Managed Risk Growth ETF Portfolio		TOPS® Managed Risk Moderate Growth ETF Portfolio
	2020	2019	2020	2019
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$717,882	$610,893	$680,374	$683,402
Net realized gain (loss)	(492,815)	6,638,340	387,180	2,962,271
Change in unrealized gain (loss)	2,826,531	7,873,812	1,524,649	6,057,546
Net increase (decrease) in net assets from operations	3,051,598	15,123,045	2,592,203	9,703,219
From contract transactions:
Net purchase payments	92,812	238,002	(76,491)	157,122
Terminations and withdrawals	(8,130,734)	(6,861,840)	(6,287,036)	(6,545,026)
Contract benefits	(1,392,719)	(1,379,916)	(494,387)	(425,929)
Contract charges	(2,621,770)	(2,821,248)	(1,731,615)	(1,832,490)
Net transfers between Sub-Accounts	(1,127,193)	(3,071,890)	29,580	(629,928)
Other transfers from (to) the General Account	2,200	(2,148)	4,920	(9,079)
Net increase (decrease) in net assets from Contract transactions	(13,177,404)	(13,899,040)	(8,555,029)	(9,285,330)
Net increase (decrease) in net assets	(10,125,806)	1,224,005	(5,962,826)	417,889
Net assets:
Beginning of year	104,996,236	103,772,231	69,454,910	69,037,021
End of year	$94,870,430	$104,996,236	$63,492,084	$69,454,910

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements
December 31, 2020

1.  Organization

Forethought Life Insurance Co Separate Account A ("Forethought Life Insurance Company Separate Account A" or the "Separate Account"), which is a funding vehicle for the ForeRetirement, ForeRetirement II, ForeRetirement III, ForeRetirement IV, ForeRetirement Foundation and ForeInvestors Choice variable annuity contracts, is a separate investment account of Forethought Life Insurance Company ("Forethought"), established on June 5, 2012, for the purpose of separating from the general assets of Forethought (the "General Account") those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by Forethought. Forethought is the Sponsor of the Separate Account. Forethought is a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"). Commonwealth Annuity is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited ("GAFG"), a Bermuda company.

Forethought is subject to the laws of the state of Indiana governing insurance companies and to regulation by the Commissioner of Insurance of Indiana. In addition, Forethought is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Forethought. The Separate Account cannot be charged with liabilities arising out of any other business of Forethought. The General Account is subject to the claims of creditors.

The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Global Atlantic Distributors, LLC is the principal underwriter for the Separate Account and the Forethought Variable Insurance Trust (FVIT). Global Atlantic Distributors, LLC, an affiliate of Forethought, is a wholly-owned indirect subsidiary of GAFG.

The Separate Account is divided into Sub-Accounts, each of which invests exclusively in a fund. One-hundred-thirty Sub-Accounts were offered by the Separate Account during 2020, of which one-hundred-twenty-eight had activity. Two Sub-Accounts had no Contract owner activity during the year and a zero balance at December 31, 2020. The two Sub-Accounts are as follows:

Sub-Accounts With No Activity

Ivy VIP Asset Strategy

Rational Insider Buying VA Fund

Purchase payments for the Separate Account are allocated to one or more of the Sub-Accounts that comprise the Separate Account. As directed by the owners, amounts may be invested in a designated fund (Underlying Fund) as follows:

Underlying Fund	Class	Investment Adviser	Sub-Adviser
AB VPS Growth and Income Portfolio	Class B	AllianceBernstein L.P.	—
American Century VP Capital Appreciation Fund	Class II	American Century Investment Management, Inc.	—
American Century VP Disciplined Core Value Fund	Class II	American Century Investment Management, Inc.	—
American Century VP Growth Fund	Class II	American Century Investment Management, Inc.	—
American Century VP Mid Cap Value Fund	Class II	American Century Investment Management, Inc.	—
American Century VP Value Fund	Class II	American Century Investment Management, Inc.	—
American Funds Asset Allocation Fund	Class 4	Capital Research and Management CompanySM	—
American Funds Blue Chip Income and Growth Fund	Class 4	Capital Research and Management CompanySM	—

Underlying Fund	Class	Investment Adviser	Sub-Adviser
American Funds Bond Fund	Class 4	Capital Research and Management CompanySM	—
American Funds Capital Income Builder®	Class 4	Capital Research and Management CompanySM	—
American Funds Global Growth and Income Fund	Class 4	Capital Research and Management CompanySM	—
American Funds Global Growth Fund	Class 4	Capital Research and Management CompanySM	—
American Funds Growth Fund	Class 4	Capital Research and Management CompanySM	—
American Funds Growth-Income Fund	Class 4	Capital Research and Management CompanySM	—
American Funds International Fund	Class 4	Capital Research and Management CompanySM	—
American Funds Managed Risk Asset Allocation Fund	Class P2	Capital Research and Management CompanySM	Milliman Financial Risk Management LLC
American Funds New World Fund	Class 4	Capital Research and Management CompanySM	—
BlackRock Basic Value V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock Capital Appreciation V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock Equity Dividend V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock Global Allocation V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock High Yield V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock Managed Volatility V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock S&P 500 Index V.I. Fund	Class II	BlackRock Advisors, LLC	—
BlackRock S&P 500 Index V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock Total Return V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock U.S. Government Bond V.I. Fund	Class III	BlackRock Advisors, LLC	—
Calvert VP EAFE International Index Portfolio	Class F	Calvert Research and Management	World Asset Management, Inc.
Calvert VP Investment Grade Bond Index Portfolio	Class F	Calvert Research and Management	Ameritas Investment Partners, Inc.
Calvert VP Nasdaq 100 Index Portfolio	Class F	Calvert Research and Management	Ameritas Investment Partners, Inc.
Calvert VP Russell 2000® Small Cap Index Portfolio	Class F	Calvert Research and Management	Ameritas Investment Partners, Inc.
Calvert VP S&P MidCap 400 Index Portfolio	Class F	Calvert Research and Management	Ameritas Investment Partners, Inc.
DFA VA Global Bond Portfolio	Institutional Shares	Dimensional Fund Advisors LP	—

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2020

Underlying Fund	Class	Investment Adviser	Sub-Adviser
DFA VA International Value Portfolio	Institutional Shares	Dimensional Fund Advisors LP	—
DFA VA US Large Value Portfolio	Institutional Shares	Dimensional Fund Advisors LP	—
DFA VA US Targeted Value Portfolio	Institutional Shares	Dimensional Fund Advisors LP	—
FT VIP Franklin Global Real Estate VIP Fund	Class 2	Franklin Templeton Institutional, LLC	—
FT VIP Franklin Income VIP Fund	Class 4	Franklin Advisers, Inc.	—
FT VIP Franklin Mutual Global Discovery VIP Fund	Class 4	Franklin Mutual Advisers, LLC	—
FT VIP Franklin Mutual Shares VIP Fund	Class 4	Franklin Mutual Advisers, LLC	—
FT VIP Franklin Rising Dividends VIP Fund	Class 4	Franklin Advisers, Inc.	—
FT VIP Franklin Small Cap Value VIP Fund	Class 4	Franklin Mutual Advisers, LLC	—
FT VIP Franklin Strategic Income VIP Fund	Class 4	Franklin Advisers, Inc.	—
FT VIP Templeton Foreign Securities Fund	Class 4	Templeton Investment Counsel, LLC	—
FT VIP Templeton Global Bond Securities Fund	Class 4	Franklin Advisers, Inc.	—
FT VIP Templeton Growth Securities Fund	Class 4	Templeton Global Advisors Limited	—
Global Atlantic American Funds® Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic Balanced Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic Blackrock Selects Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Goldman Sachs Asset Management, L.P.
Global Atlantic Growth Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic Moderate Growth Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic PIMCO Tactical Allocation Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Pacific Investment Management Company LLC
Global Atlantic Select Advisor Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic Wellington Research Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC

Underlying Fund	Class	Investment Adviser	Sub-Adviser
Goldman Sachs VIT Core Fixed Income Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT Global Trends Allocation Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT Growth Opportunities Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT High Quality Floating Rate Fund	Advisor Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT International Equity Insights Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT Mid Cap Value Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	Advisor Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT Small Cap Equity Insights Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT U.S. Equity Insights Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Hartford Capital Appreciation HLS Fund	Class IB	Hartford Funds Management Company, LLC	Wellington Management Company, LLP
Hartford Disciplined Equity HLS Fund	Class IB	Hartford Funds Management Company, LLC	Wellington Management Company, LLP
Hartford Dividend and Growth HLS Fund	Class IB	Hartford Funds Management Company, LLC	Wellington Management Company, LLP
Hartford Growth Opportunities HLS Fund	Class IB	Hartford Funds Management Company, LLC	Wellington Management Company, LLP
Hartford High Yield HLS Fund	Class IB	Hartford Funds Management Company, LLC	Wellington Management Company, LLP
Hartford International Opportunities HLS Fund	Class IB	Hartford Funds Management Company, LLC	Wellington Management Company, LLP
Hartford Total Return Bond HLS Fund	Class IB	Hartford Funds Management Company, LLC	Wellington Management Company, LLP
Hartford Value HLS Fund	Class IB	Hartford Funds Management Company, LLC	Wellington Management Company, LLP
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Series II	Invesco Advisers, Inc.	—
Invesco Oppenheimer V.I. Global Fund	Series II	Invesco Advisers, Inc.	—
Invesco Oppenheimer V.I. International Growth Fund	Series II	Invesco Advisers, Inc.	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund	Series II	Invesco Advisers, Inc.	—
Invesco V.I. Balanced-Risk Allocation Fund	Series II Shares	Invesco Advisers, Inc.	—

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2020

Underlying Fund	Class	Investment Adviser	Sub-Adviser
Invesco V.I. Comstock Fund	Series II Shares	Invesco Advisers, Inc.	—
Invesco V.I. Core Equity Fund	Series II Shares	Invesco Advisers, Inc.	—
Invesco V.I. Equity and Income Fund	Series II Shares	Invesco Advisers, Inc.	—
Invesco V.I. Global Real Estate Fund	Series II Shares	Invesco Advisers, Inc.	Invesco Asset Management Limited
Invesco V.I. Government Money Market Fund	Series I Shares	Invesco Advisers, Inc.	—
Invesco V.I. International Growth Fund	Series II Shares	Invesco Advisers, Inc.	—
Invesco V.I. Mid Cap Core Equity Fund	Series II Shares	Invesco Advisers, Inc.	—
Invesco V.I. Small Cap Equity Fund	Series II Shares	Invesco Advisers, Inc.	—
Ivy VIP Asset Strategy	Class II	Ivy Investment Management Company	—
Ivy VIP Core Equity	Class II	Ivy Investment Management Company	—
Ivy VIP International Core Equity	Class II	Ivy Investment Management Company	—
Ivy VIP Securian Real Estate Securities	Class II	Ivy Investment Management Company	Securian Asset Management, Inc.
Ivy VIP Value	Class II	Ivy Investment Management Company	—
Lord Abbett Bond Debenture Portfolio	Class VC	Lord, Abbett & Co. LLC	—
Lord Abbett Fundamental Equity Portfolio	Class VC	Lord, Abbett & Co. LLC	—
Lord Abbett Growth Opportunities Portfolio	Class VC	Lord, Abbett & Co. LLC	—
Lord Abbett Mid Cap Stock Portfolio	Class VC	Lord, Abbett & Co. LLC	—
Lord Abbett Short Duration Income Portfolio	Class VC	Lord, Abbett & Co. LLC	—
MFS® Blended Research® Core Equity Portfolio	Service Class	MFS	—
MFS® Blended Research® Small Cap Equity Portfolio	Service Class	MFS	—
MFS® Global Real Estate Portfolio	Service Class	MFS	—
MFS® Growth Series	Service Class	MFS	—

Underlying Fund	Class	Investment Adviser	Sub-Adviser
MFS® International Intrinsic Value Portfolio	Service Class	MFS	—
MFS® Investors Trust Series	Service Class	MFS	—
MFS® Mid Cap Growth Series	Service Class	MFS	—
MFS® Mid Cap Value Portfolio	Service Class	MFS	—
MFS® New Discovery Series	Service Class	MFS	—
MFS® Research International Portfolio	Service Class	MFS	—
MFS® Total Return Bond Series	Service Class	MFS	—
MFS® Utilities Series	Service Class	MFS	—
MFS® Value Series	Service Class	MFS	—
PIMCO All Asset Portfolio	Advisor Class	PIMCO	Research Affiliates, LLC
PIMCO CommodityRealReturn® Strategy Portfolio	Advisor Class	PIMCO	—
PIMCO Dynamic Bond Portfolio	Advisor Class	PIMCO	—
PIMCO Emerging Markets Bond Portfolio	Advisor Class	PIMCO	—
PIMCO Global Core Asset Allocation Portfolio	Advisor Class	PIMCO	—
PIMCO High Yield Portfolio	Advisor Class	PIMCO	—
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	Advisor Class	PIMCO	—
PIMCO Real Return Portfolio	Advisor Class	PIMCO	—
PIMCO StocksPLUS® Global Portfolio	Advisor Class	PIMCO	—
PIMCO Total Return Portfolio	Advisor Class	PIMCO	—
Putnam VT Equity Income Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Global Asset Allocation Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2020

Underlying Fund	Class	Investment Adviser	Sub-Adviser
Putnam VT Growth Opportunities Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Income Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT International Value Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Mortgage Securities Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Multi-Asset Absolute Return Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Multi-Cap Core Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Small Cap Value Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Rational Insider Buying VA Fund	—	Rational Advisors, Inc.	—
Rational Trend Aggregation VA Fund	—	Rational Advisors, Inc.	Tuttle Tactical Management, LLC
TOPS® Managed Risk Balanced ETF Portfolio	Class 3	ValMark Advisers, Inc.	Milliman Financial Risk Management, LLC
TOPS® Managed Risk Growth ETF Portfolio	Class 3	ValMark Advisers, Inc.	Milliman Financial Risk Management, LLC
TOPS® Managed Risk Moderate Growth ETF Portfolio	Class 3	ValMark Advisers, Inc.	Milliman Financial Risk Management, LLC

In 2020 the following Sub-Account was renamed:

Date	New Name	Old Name
September 25, 2020	American Century VP Disciplined Core Value Fund	American Century VP Income and Growth Fund

In 2020 the following Sub-Accounts were merged:

Date	Surviving Fund	Closed Fund
September 18, 2020	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund
September 18, 2020	Hartford Dividend and Growth HLS Fund	Hartford Value HLS Fund
September 25, 2020	Hartford Total Return Bond HLS Fund	Hartford High Yield HLS Fund

2.  Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

Subsequent Events

Forethought management has evaluated events subsequent to December 31, 2020. Other than indicated below, there are no subsequent events requiring accounting adjustments or disclosure.

On February 1, 2021, KKR & Co. Inc., or together with its subsidiaries, "KKR," completed the acquisition of GAFG by Magnolia Parent LLC ("Magnolia"), a KKR subsidiary, as contemplated by the Agreement and Plan of Merger, dated July 7, 2020 (as amended, the "Merger Agreement"), by and among GAFG, Global Atlantic Financial Life Limited, or "GAFLL," Magnolia, Magnolia Merger Sub Limited ("Merger Sub"), LAMC LP, and Goldman Sachs & Co. LLC, solely in its capacity as the equity representative. At the closing of the transaction, or the "Closing," Merger Sub (a direct wholly-owned subsidiary of Magnolia) merged with and into GAFG, or the "GA Merger," with GAFG continuing as the surviving entity and as a direct wholly-owned subsidiary of Magnolia, and immediately thereafter, GAFLL merged with and into GAFG, or the "Life Merger" and, together with the GA Merger, the "Mergers." In connection with the Closing, Magnolia changed its name to The Global Atlantic Financial Group LLC, or "TGAFG," and became the new holding company of Global Atlantic's business. Also in connection with the Closing, certain previous shareholders of GAFG and GAFLL elected to participate in an equity roll-over to become shareholders of TGAFG, and new co-investors agreed to fund in cash a portion of the purchase price to become shareholders of TGAFG. Following these roll-overs and co-investments, KKR owns 61.1% of TGAFG as of the Closing, which percentage is subject to change due to certain post-closing purchase price adjustments as provided in the Merger Agreement.

Investments

Investment transactions are recorded as of the trade date. Investments held by the Sub-Accounts are recorded at fair value based on the stated net asset value per share ("NAV") of the Underlying Funds. The change in the difference between cost and fair value is reflected in unrealized gain (loss) in the statements of operations. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at NAV. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

Financial Instruments

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

U.S. GAAP establishes a three-level valuation hierarchy based upon observable and non-observable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs. A financial instrument's level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement of the financial instrument. The three levels of the fair value hierarchy are described below:

Basis of Fair Value Measurement

•  Level 1 — Inputs are unadjusted quoted prices in active markets to which Forethought had access at the measurement date for identical, unrestricted assets or liabilities.

•  Level 2 — Inputs to valuation techniques are observable either directly or indirectly through quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•  Level 3 — Model-derived where one or more inputs to the valuation techniques are significant and unobservable.

The open-end mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2020

observable activity to support classification of the fair value measurement as level 1.

Annuitized Contracts

Net assets allocated to Contracts in the payout phase ("Payout Reserves") involving life contingencies are computed according to the 2012 IAR mortality tables. The assumed investment return is 4.0 percent. The mortality risk is fully borne by Forethought and may result in greater amounts being transferred into the Separate Account by Forethought to cover greater than expected longevity of annuitants. Conversely, if amounts allocated exceed amounts required, transfers may be made to Forethought.

Statements of Changes in Net Assets

Contract owners may allocate their Contract values to variable investment options in the Separate Account and the Fixed Account. The Fixed Account is a part of the General Account that guarantees principal and a fixed minimum interest rate.

Net purchase payments represent payments under the Contracts (excluding amounts allocated to the Fixed Account) reduced by applicable deductions, charges, and state premium taxes. Terminations and withdrawals are payments to Contract owners and beneficiaries made under the terms of the Contracts and amounts that Contract owners have requested to be withdrawn and paid to them. Contract charges are deductions from Contract values for optional rider benefits and annual Contract fees. Contract benefits are payments made to Contract owners and beneficiaries under the terms of the Contracts. Net transfers between Sub-Accounts are amounts that Contract owners have directed to be moved among variable Sub-Accounts. Other transfers from (to) the General Account include certain transfers from and to Contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of Forethought, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Forethought does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Forethought will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts. The Separate Account did not record any changes in and had no recorded liabilities for uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2020.

Diversification Requirement

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. Forethought believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

3.  Expenses and Related Party Transactions

Forethought assesses a charge to compensate for certain mortality and expense risks it has assumed. The mortality risk assumed by Forethought is that annuitants may live for a longer time than anticipated, and that Forethought therefore will pay an aggregate amount of benefit payments greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges provided in the Contracts. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, Forethought will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to Forethought.

Separate Account Annual Expenses (as a percentage of average daily Contract Value excluding Fixed Accumulation Feature and Personal Pension Account investments)	B Share	C Share	L Share	I Share
ForeRetirement
Mortality and Expense Risk Charge	0.45%	1.35%	0.80%	N/A
Administrative Charge	0.20%	0.20%	0.20%	N/A
Premium Based Charge	0.50%	None	0.50%	N/A
Maximum Fund Facilitation Fee (1)	0.50%	0.50%	0.50%	N/A
Total Separate Account Annual Expenses	1.65%	2.05%	2.00%

Separate Account Annual Expenses (as a percentage of average daily Contract Value excluding Fixed Accumulation Feature and Personal Pension Account investments)	B Share	C Share	L Share	I Share
ForeRetirement II
Mortality and Expense Risk Charge	0.45%	1.45%	0.90%	N/A
Administrative Charge	0.20%	0.20%	0.20%	N/A
Premium Based Charge	0.50%	None	0.50%	N/A
Maximum Fund Facilitation Fee (1)	0.50%	0.50%	0.50%	N/A
Total Separate Account Annual Expenses	1.65%	2.15%	2.10%
ForeRetirement III
Mortality and Expense Risk Charge	0.45%	1.45%	0.90%	N/A
Administrative Charge	0.20%	0.20%	0.20%	N/A
Premium Based Charge	0.50%	None	0.50%	N/A
Maximum Fund Facilitation Fee (1)	0.50%	0.50%	0.50%	N/A
Total Separate Account Annual Expenses	1.65%	2.15%	2.10%
ForeRetirement IV
Mortality and Expense Risk Charge	0.45%	1.45%	N/A	0.10%
Administrative Charge	0.20%	0.20%	N/A	0.20%
Premium Based Charge	0.50%	None	N/A	None
Maximum Fund Facilitation Fee (1)	0.50%	0.50%	N/A	0.50%
Total Separate Account Annual Expenses	1.65%	2.15%		0.80%
ForeRetirement Foundation
Mortality and Expense Risk Charge	0.80%	1.45%	0.90%	N/A
Administrative Charge	0.20%	0.20%	0.20%	N/A
Premium Based Charge	None	None	0.50%	N/A
Maximum Fund Facilitation Fee (1)	0.50%	0.50%	0.50%	N/A
Total Separate Account Annual Expenses	1.50%	2.15%	2.10%
ForeInvestors Choice
Mortality and Expense Risk Charge	0.80%	0.95%	N/A	0.10%
Administrative Charge	0.20%	0.20%	N/A	0.20%
Premium Based Charge	None	None	N/A	None
Maximum Fund Facilitation Fee (1)	0.50%	0.50%	N/A	0.50%
Total Separate Account Annual Expenses	1.50%	1.65%		0.80%

(1)  Fee is applied daily to amounts invested in the following Sub-Accounts:

  American Funds Managed Risk Asset Allocation Fund

  BlackRock High Yield V.I. Fund

  BlackRock U.S. Government Bond V.I. Fund

  Calvert VP Investment Grade Bond Index Portfolio

  Calvert VP NASDAQ 100 Index Portfolio

  DFA VA Global Bond Portfolio

  DFA VA International Value Portfolio

  DFA VA US Large Value Portfolio

  DFA VA US Targeted Value Portfolio

  FT VIP Franklin Global Real Estate VIP Fund

  Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

  Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

  Global Atlantic Growth Managed Risk Portfolio

  Global Atlantic PIMCO Tactical Allocation Portfolio

  Global Atlantic Select Advisor Managed Risk Portfolio

  Goldman Sachs VIT Core Fixed Income Fund

  Hartford Capital Appreciation HLS Fund

  Hartford Total Return Bond HLS Fund

  Invesco V.I. Government Money Market Fund

  MFS® Total Return Bond Series

  PIMCO CommodityRealReturn® Strategy Portfolio

  PIMCO Real Return Portfolio

  PIMCO Total Return Portfolio

  TOPS® Managed Risk Balanced ETF Portfolio

  TOPS® Managed Risk Growth ETF Portfolio

  TOPS® Managed Risk Moderate Growth ETF Portfolio

Some states and municipalities impose premium taxes, which currently range up to 3.5%, on variable annuity contracts.

The disclosures above summarize fees and charges. There are other fees and charges that may be assessed at the discretion of Forethought, in accordance with Contract terms.

Global Atlantic Investment Advisors, LLC (GAIA) is the investment adviser to the FVIT. GAIA, an affiliate of Forethought, is a wholly-owned indirect subsidiary of GAFG. During the year ended December 31, 2020, management fees of the underlying FVIT funds were paid

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2020

directly by the funds to GAIA in its capacity as investment manager of the FVIT funds.

The FVIT funds' advisory agreement provides for each fund to pay a fee equal to an annual rate ranging from 0.55% to 0.90% of the applicable fund's average daily net assets. In addition, according to the Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, Class II shares of each FVIT fund paid a fee equal to an annual rate of 0.25% of the fund's average daily net assets. Class I shares paid no 12b-1 fee.

The Goldman Sachs Group, Inc. ("Goldman Sachs") owns approximately 22% of the outstanding ordinary shares of GAFG, and other investors, none of whom own more than 9.9%, own the remaining approximately 78% of the outstanding ordinary shares.

Goldman Sachs Asset Management, L.P. ("GSAM"), a subsidiary of Goldman Sachs, is the investment advisor to the Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT"). During the year ended December 31, 2020, management fees of the underlying Goldman Sachs VIT funds were paid directly by the funds to GSAM in its capacity as investment manager of the Goldman Sachs VIT funds.

The Goldman Sachs VIT funds' advisory agreement provides for each fund to pay a fee equal to an annual rate ranging from 0.15% to 0.87% of the fund's average daily net assets. In addition, according to the Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each Goldman Sachs VIT fund was contracted to pay a fee equal to an annual rate of 0.15% to 0.25% of the fund's average daily net assets. GSAM has the right to fully or partially waive these advisory and 12b-1 fees.

4.  Changes In Units Outstanding

The changes in units outstanding were as follows:

	2020			2019
Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Growth and Income Portfolio	218	(133)	85	120	(145)	(25)
American Century VP Capital Appreciation Fund	—	(320)	(320)	—	(108)	(108)
American Century VP Disciplined Core Value Fund (a)	667	(115)	552	61	(144)	(83)
American Century VP Growth Fund	9,055	(52,148)	(43,093)	19,726	(29,023)	(9,297)
American Century VP Mid Cap Value Fund	14,200	(23,333)	(9,133)	13,429	(30,075)	(16,646)
American Century VP Value Fund	5,927	(29,710)	(23,783)	26,373	(23,752)	2,621
American Funds Asset Allocation Fund	10,375	(4,750)	5,625	2,360	(2,969)	(609)
American Funds Blue Chip Income and Growth Fund	65,571	(17,029)	48,542	93,545	(7,669)	85,876
American Funds Bond Fund	39,366	(1,038)	38,328	15,104	(1,652)	13,452
American Funds Capital Income Builder®	—	(1,125)	(1,125)	476	(32,642)	(32,166)
American Funds Global Growth and Income Fund	11,905	(30,651)	(18,746)	35,390	(46,422)	(11,032)
American Funds Global Growth Fund	36,222	(20,836)	15,386	30,134	(4,875)	25,259
American Funds Growth Fund	76,396	(111,038)	(34,642)	135,303	(142,039)	(6,736)
American Funds Growth-Income Fund	100,553	(56,145)	44,408	203,109	(135,252)	67,857
American Funds International Fund	23,199	(28,403)	(5,204)	22,614	(67,079)	(44,465)
American Funds Managed Risk Asset Allocation Fund	526,850	(5,476,377)	(4,949,527)	1,724,102	(6,882,853)	(5,158,751)
American Funds New World Fund	14,827	(14,894)	(67)	35,022	(41,248)	(6,226)
BlackRock Basic Value V.I. Fund	85	(24)	61	19	(1)	18
BlackRock Capital Appreciation V.I. Fund	18,525	(25,406)	(6,881)	21,365	(43,179)	(21,814)
BlackRock Equity Dividend V.I. Fund	11,081	(36,014)	(24,933)	31,215	(32,265)	(1,050)
BlackRock Global Allocation V.I. Fund	4,331	(50,925)	(46,594)	8,997	(55,001)	(46,004)
BlackRock High Yield V.I. Fund	28,584	(6,871)	21,713	12,640	(35,684)	(23,044)

	2020			2019
Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
BlackRock Managed Volatility V.I. Fund	433,943	(527,135)	(93,192)	302,919	(312,469)	(9,550)
BlackRock S&P 500 Index V.I. Fund Class II	133,217	(136,745)	(3,528)	161,180	(39,594)	121,586
BlackRock S&P 500 Index V.I. Fund Class III	79,120	(77,132)	1,988	77,341	(47,262)	30,079
BlackRock Total Return V.I. Fund	34,287	(7,383)	26,904	3,270	(3,303)	(33)
BlackRock U.S. Government Bond V.I. Fund	79,269	(10,377)	68,892	39,880	(7,138)	32,742
Calvert VP EAFE International Index Portfolio	1,685	(1,749)	(64)	50,915	(25,014)	25,901
Calvert VP Investment Grade Bond Index Portfolio	5,087	(1,552)	3,535	1,833	(1,531)	302
Calvert VP Nasdaq 100 Index Portfolio	31,107	(33,457)	(2,350)	5,549	(2,043)	3,506
Calvert VP Russell 2000® Small Cap Index Portfolio	4,004	(16,176)	(12,172)	50,831	(1,898)	48,933
Calvert VP S&P MidCap 400 Index Portfolio	8,744	(16,825)	(8,081)	53,245	(22,959)	30,286
DFA VA Global Bond Portfolio	232	(7,946)	(7,714)	7,046	(406)	6,640
DFA VA International Value Portfolio	173	(6,922)	(6,749)	5,655	(2,358)	3,297
DFA VA US Large Value Portfolio	6,772	(7,257)	(485)	80	(2,060)	(1,980)
DFA VA US Targeted Value Portfolio	2,100	(8,799)	(6,699)	263	(402)	(139)
FT VIP Franklin Global Real Estate VIP Fund	1,892	(843)	1,049	389	(1,416)	(1,027)
FT VIP Franklin Income VIP Fund	18,750	(140,194)	(121,444)	183,748	(29,274)	154,474
FT VIP Franklin Mutual Global Discovery VIP Fund	—	(11)	(11)	15	(13)	2
FT VIP Franklin Mutual Shares VIP Fund	16,322	(28,887)	(12,565)	29,086	(55,505)	(26,419)
FT VIP Franklin Rising Dividends VIP Fund	18,071	(24,264)	(6,193)	41,345	(43,892)	(2,547)
FT VIP Franklin Small Cap Value VIP Fund	14,014	(19,212)	(5,198)	9,615	(25,115)	(15,500)
FT VIP Franklin Strategic Income VIP Fund	48,218	(20,388)	27,830	83,431	(46,900)	36,531
FT VIP Templeton Foreign Securities Fund	11,964	(8,606)	3,358	6,452	(20,225)	(13,773)
FT VIP Templeton Global Bond Securities Fund	28,480	(85,571)	(57,091)	75,975	(52,917)	23,058
FT VIP Templeton Growth Securities Fund	8,178	(16,838)	(8,660)	5,695	(25,515)	(19,820)
Global Atlantic American Funds® Managed Risk Portfolio	207,509	(1,707,390)	(1,499,881)	352,981	(1,911,614)	(1,558,633)
Global Atlantic Balanced Managed Risk Portfolio	186,793	(732,690)	(545,897)	312,399	(1,077,484)	(765,085)
Global Atlantic Blackrock Selects Managed Risk Portfolio	113,214	(2,280,270)	(2,167,056)	299,494	(3,260,688)	(2,961,194)
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	338,619	(2,929,569)	(2,590,950)	1,058,726	(2,814,079)	(1,755,353)
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	480,709	(515,540)	(34,831)	133,169	(335,199)	(202,030)
Global Atlantic Growth Managed Risk Portfolio	379,900	(3,899,079)	(3,519,179)	530,874	(5,469,436)	(4,938,562)
Global Atlantic Moderate Growth Managed Risk Portfolio	91,613	(1,025,530)	(933,917)	176,174	(1,237,927)	(1,061,753)
Global Atlantic PIMCO Tactical Allocation Portfolio	387,714	(374,090)	13,624	142,464	(282,375)	(139,911)
Global Atlantic Select Advisor Managed Risk Portfolio	71,100	(987,866)	(916,766)	116,753	(1,163,959)	(1,047,206)

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2020

	2020			2019
Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Global Atlantic Wellington Research Managed Risk Portfolio	758,322	(3,318,141)	(2,559,819)	817,666	(3,944,681)	(3,127,015)
Goldman Sachs VIT Core Fixed Income Fund	1,072	(5,079)	(4,007)	64	(9,816)	(9,752)
Goldman Sachs VIT Global Trends Allocation Fund	152	(23,296)	(23,144)	35,021	(10,449)	24,572
Goldman Sachs VIT Growth Opportunities Fund	1,345	(1,031)	314	6	(1,715)	(1,709)
Goldman Sachs VIT High Quality Floating Rate Fund	863	(582)	281	484	(23,447)	(22,963)
Goldman Sachs VIT International Equity Insights Fund	528	(181)	347	2,230	(178)	2,052
Goldman Sachs VIT Mid Cap Value Fund	364	(121)	243	—	(151)	(151)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	116	(2,927)	(2,811)	151	(779)	(628)
Goldman Sachs VIT Small Cap Equity Insights Fund	3,746	(826)	2,920	103	(252)	(149)
Goldman Sachs VIT U.S. Equity Insights Fund	—	(14,786)	(14,786)	4,278	(2,123)	2,155
Hartford Capital Appreciation HLS Fund	6,282	(21,991)	(15,709)	7,715	(104,808)	(97,093)
Hartford Disciplined Equity HLS Fund (b)	74,126	(25,446)	48,680	—	—	—
Hartford Dividend and Growth HLS Fund (b)	25,600	(11,857)	13,743	5,478	(69,691)	(64,213)
Hartford Growth Opportunities HLS Fund (b)	12,175	(31,702)	(19,527)	14,924	(1,792)	13,132
Hartford High Yield HLS Fund (b)	20,408	(77,647)	(57,239)	14,841	(14,116)	725
Hartford International Opportunities HLS Fund	3,282	(12,047)	(8,765)	26,447	(12,401)	14,046
Hartford Total Return Bond HLS Fund (b)	108,659	(104,902)	3,757	122,243	(41,005)	81,238
Hartford Value HLS Fund (b)	711	(20,764)	(20,053)	195	(4,230)	(4,035)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	63	(1,399)	(1,336)	1,369	(539)	830
Invesco Oppenheimer V.I. Global Fund	6,149	(5,901)	248	5,584	(1,879)	3,705
Invesco Oppenheimer V.I. International Growth Fund	5,696	(8,404)	(2,708)	4,020	(3,701)	319
Invesco Oppenheimer V.I. Main Street Small Cap Fund	9,955	(7,318)	2,637	4,941	(2,343)	2,598
Invesco V.I. Balanced-Risk Allocation Fund	1,259	(93,507)	(92,248)	100,540	(15,164)	85,376
Invesco V.I. Comstock Fund	767	—	767	—	—	—
Invesco V.I. Core Equity Fund	3,252	(2,380)	872	214	(6,188)	(5,974)
Invesco V.I. Equity and Income Fund	1,098	(569)	529	1,853	(586)	1,267
Invesco V.I. Global Real Estate Fund	5,549	(2,648)	2,901	3,736	(4,953)	(1,217)
Invesco V.I. Government Money Market Fund	897,787	(929,485)	(31,698)	867,704	(870,697)	(2,993)
Invesco V.I. International Growth Fund	18,332	(23,874)	(5,542)	4,128	(19,999)	(15,871)
Invesco V.I. Mid Cap Core Equity Fund	3,315	(11,945)	(8,630)	7,837	(19,939)	(12,102)
Invesco V.I. Small Cap Equity Fund	5,576	(12,958)	(7,382)	5,002	(24,644)	(19,642)
Ivy VIP Core Equity	12	(1)	11	6	(11)	(5)

	2020			2019
Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Ivy VIP International Core Equity	241	(4,377)	(4,136)	138	(5,610)	(5,472)
Ivy VIP Securian Real Estate Securities	373	(484)	(111)	66	(48)	18
Ivy VIP Value	—	—	—	—	—	—
Lord Abbett Bond Debenture Portfolio	96,378	(66,646)	29,732	57,920	(77,800)	(19,880)
Lord Abbett Fundamental Equity Portfolio	19,789	(13,792)	5,997	5,167	(15,780)	(10,613)
Lord Abbett Growth Opportunities Portfolio	9,896	(11,016)	(1,120)	19,932	(16,414)	3,518
Lord Abbett Mid Cap Stock Portfolio	522	(99)	423	43	(12,353)	(12,310)
Lord Abbett Short Duration Income Portfolio	181,243	(157,064)	24,179	126,321	(22,597)	103,724
MFS® Blended Research® Core Equity Portfolio	3,218	(4)	3,214	—	(3)	(3)
MFS® Blended Research® Small Cap Equity Portfolio	3,321	(281)	3,040	5,704	(6,844)	(1,140)
MFS® Global Real Estate Portfolio	1,491	(1,097)	394	1,343	(403)	940
MFS® Growth Series	45,403	(62,769)	(17,366)	27,006	(42,520)	(15,514)
MFS® International Intrinsic Value Portfolio	6,073	(19,329)	(13,256)	8,509	(21,040)	(12,531)
MFS® Investors Trust Series	1,228	(2,775)	(1,547)	1,408	(11,196)	(9,788)
MFS® Mid Cap Growth Series	8,640	(8,738)	(98)	4,371	(5,202)	(831)
MFS® Mid Cap Value Portfolio	825	(9,078)	(8,253)	3,639	(3,555)	84
MFS® New Discovery Series	15,295	(18,426)	(3,131)	20,986	(18,749)	2,237
MFS® Research International Portfolio	4,669	(1,392)	3,277	—	(3)	(3)
MFS® Total Return Bond Series	1,797	(355)	1,442	1,251	(431)	820
MFS® Utilities Series	729	(1,454)	(725)	350	(733)	(383)
MFS® Value Series	13,018	(42,442)	(29,424)	33,042	(32,426)	616
PIMCO All Asset Portfolio	630	(4,095)	(3,465)	4,807	(25,741)	(20,934)
PIMCO CommodityRealReturn® Strategy Portfolio	1,106	(2,344)	(1,238)	5,964	(341)	5,623
PIMCO Dynamic Bond Portfolio	620	(105)	515	5,743	(20)	5,723
PIMCO Emerging Markets Bond Portfolio	1,208	(1,250)	(42)	1,628	(2,184)	(556)
PIMCO Global Core Asset Allocation Portfolio	—	—	—	—	—	—
PIMCO High Yield Portfolio	99	(22)	77	1,407	(5,150)	(3,743)
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	—	(946)	(946)	4,410	(4,083)	327
PIMCO Real Return Portfolio	—	(19)	(19)	37	(1,742)	(1,705)
PIMCO StocksPLUS® Global Portfolio	8,997	(23,022)	(14,025)	2,587	(13,673)	(11,086)
PIMCO Total Return Portfolio	256,137	(173,394)	82,743	122,842	(57,066)	65,776
Putnam VT Equity Income Fund	24,114	(28,045)	(3,931)	18,033	(47,847)	(29,814)
Putnam VT Global Asset Allocation Fund	—	—	—	—	—	—
Putnam VT Growth Opportunities Fund	22,140	(16,899)	5,241	17,131	(28,149)	(11,018)
Putnam VT Income Fund	68,361	(24,909)	43,452	47,990	(90,621)	(42,631)
Putnam VT International Value Fund	1,029	(2)	1,027	2,243	—	2,243
Putnam VT Mortgage Securities Fund	9,242	(117)	9,125	70	(36)	34
Putnam VT Multi-Asset Absolute Return Fund	—	(3)	(3)	—	(3)	(3)
Putnam VT Multi-Cap Core Fund	—	—	—	—	—	—
Putnam VT Small Cap Value Fund	2,525	(4,929)	(2,404)	2,801	(66)	2,735
Rational Trend Aggregation VA Fund	4,733	(8,059)	(3,326)	2,174	(7,155)	(4,981)

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2020

	2020			2019
Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
TOPS® Managed Risk Balanced ETF Portfolio	1,455	(409,116)	(407,661)	820	(429,355)	(428,535)
TOPS® Managed Risk Growth ETF Portfolio	18,965	(1,111,693)	(1,092,728)	13,804	(1,203,515)	(1,189,711)
TOPS® Managed Risk Moderate Growth ETF Portfolio	15,451	(709,140)	(693,689)	21,548	(798,272)	(776,724)

(a)  Name change. See Note 1.

(b)  Merger. See Note 1.

5.  Purchases and Sales of Investments

The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2020 were as follows:

Investment Portfolios	Purchases	Sales
AB VPS Growth and Income Portfolio	$6,419	$2,394
American Century VP Capital Appreciation Fund	6,324	6,406
American Century VP Disciplined Core Value Fund (a)	16,238	2,991
American Century VP Growth Fund	468,575	1,366,418
American Century VP Mid Cap Value Fund	229,718	399,008
American Century VP Value Fund	176,753	462,324
American Funds Asset Allocation Fund	188,555	86,825
American Funds Blue Chip Income and Growth Fund	1,008,965	270,591
American Funds Bond Fund	488,388	20,861
American Funds Capital Income Builder®	34,129	26,496
American Funds Global Growth and Income Fund	234,956	460,124
American Funds Global Growth Fund	681,700	366,814
American Funds Growth Fund	2,114,732	3,075,529
American Funds Growth-Income Fund	1,847,427	1,102,904
American Funds International Fund	298,960	419,182
American Funds Managed Risk Asset Allocation Fund	44,038,409	80,755,828
American Funds New World Fund	207,933	229,253
BlackRock Basic Value V.I. Fund	2,605	689
BlackRock Capital Appreciation V.I. Fund	615,474	639,201
BlackRock Equity Dividend V.I. Fund	304,165	610,985
BlackRock Global Allocation V.I. Fund	366,091	762,837
BlackRock High Yield V.I. Fund	422,277	99,002
BlackRock Managed Volatility V.I. Fund	5,059,670	5,432,213
BlackRock S&P 500 Index V.I. Fund Class II	2,540,997	2,160,995
BlackRock S&P 500 Index V.I. Fund Class III	1,172,770	1,011,796
BlackRock Total Return V.I. Fund	511,274	99,195
BlackRock U.S. Government Bond V.I. Fund	885,705	121,646
Calvert VP EAFE International Index Portfolio	45,156	26,390
Calvert VP Investment Grade Bond Index Portfolio	67,363	20,883
Calvert VP Nasdaq 100 Index Portfolio	643,141	782,846
Calvert VP Russell 2000® Small Cap Index Portfolio	169,728	244,399
Calvert VP S&P MidCap 400 Index Portfolio	181,574	244,967
DFA VA Global Bond Portfolio	2,380	86,354
DFA VA International Value Portfolio	7,216	62,518

Investment Portfolios	Purchases	Sales
DFA VA US Large Value Portfolio	$88,041	$78,565
DFA VA US Targeted Value Portfolio	24,646	76,577
FT VIP Franklin Global Real Estate VIP Fund	28,623	10,186
FT VIP Franklin Income VIP Fund	483,507	1,549,920
FT VIP Franklin Mutual Global Discovery VIP Fund	1,784	561
FT VIP Franklin Mutual Shares VIP Fund	334,970	425,812
FT VIP Franklin Rising Dividends VIP Fund	478,181	458,951
FT VIP Franklin Small Cap Value VIP Fund	275,687	284,927
FT VIP Franklin Strategic Income VIP Fund	605,443	227,185
FT VIP Templeton Foreign Securities Fund	135,508	89,859
FT VIP Templeton Global Bond Securities Fund	565,095	856,315
FT VIP Templeton Growth Securities Fund	119,728	217,021
Global Atlantic American Funds® Managed Risk Portfolio	13,537,938	23,709,297
Global Atlantic Balanced Managed Risk Portfolio	5,116,635	9,585,737
Global Atlantic Blackrock Selects Managed Risk Portfolio	4,866,511	27,026,718
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	8,063,803	40,263,148
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	6,551,310	5,983,421
Global Atlantic Growth Managed Risk Portfolio	10,311,513	50,006,553
Global Atlantic Moderate Growth Managed Risk Portfolio	5,042,205	13,712,452
Global Atlantic PIMCO Tactical Allocation Portfolio	5,976,198	4,752,192
Global Atlantic Select Advisor Managed Risk Portfolio	6,048,133	13,670,115
Global Atlantic Wellington Research Managed Risk Portfolio	19,251,536	49,058,198
Goldman Sachs VIT Core Fixed Income Fund	72,791	81,432
Goldman Sachs VIT Global Trends Allocation Fund	8,664	271,311
Goldman Sachs VIT Growth Opportunities Fund	37,464	19,502
Goldman Sachs VIT High Quality Floating Rate Fund	9,340	7,056
Goldman Sachs VIT International Equity Insights Fund	7,204	2,841
Goldman Sachs VIT Mid Cap Value Fund	7,589	3,076
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	2,356	27,913
Goldman Sachs VIT Small Cap Equity Insights Fund	47,624	14,051
Goldman Sachs VIT U.S. Equity Insights Fund	127,705	259,884
Hartford Capital Appreciation HLS Fund	285,799	458,329
Hartford Disciplined Equity HLS Fund (b)	742,442	254,522
Hartford Dividend and Growth HLS Fund (b)	610,016	252,915
Hartford Growth Opportunities HLS Fund (b)	608,806	848,666
Hartford High Yield HLS Fund (b)	319,300	963,530
Hartford International Opportunities HLS Fund	53,122	154,201
Hartford Total Return Bond HLS Fund (b)	1,430,726	1,289,973
Hartford Value HLS Fund (b)	61,193	324,446
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	37,083	24,933
Invesco Oppenheimer V.I. Global Fund	93,995	83,926
Invesco Oppenheimer V.I. International Growth Fund	73,792	93,809
Invesco Oppenheimer V.I. Main Street Small Cap Fund	131,762	94,742
Invesco V.I. Balanced-Risk Allocation Fund	357,311	1,213,920
Invesco V.I. Comstock Fund	13,453	693
Invesco V.I. Core Equity Fund	186,077	42,658
Invesco V.I. Equity and Income Fund	54,409	12,589
Invesco V.I. Global Real Estate Fund	80,118	27,140
Invesco V.I. Government Money Market Fund	8,832,629	9,169,817
Invesco V.I. International Growth Fund	266,074	305,914

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2020

Investment Portfolios	Purchases	Sales
Invesco V.I. Mid Cap Core Equity Fund	$210,481	$171,850
Invesco V.I. Small Cap Equity Fund	154,445	197,663
Ivy VIP Core Equity	690	94
Ivy VIP International Core Equity	34,437	58,486
Ivy VIP Securian Real Estate Securities	7,217	5,519
Ivy VIP Value	303	54
Lord Abbett Bond Debenture Portfolio	1,337,937	826,694
Lord Abbett Fundamental Equity Portfolio	311,808	234,710
Lord Abbett Growth Opportunities Portfolio	346,498	233,513
Lord Abbett Mid Cap Stock Portfolio	6,890	1,705
Lord Abbett Short Duration Income Portfolio	1,986,174	1,704,061
MFS® Blended Research® Core Equity Portfolio	51,839	806
MFS® Blended Research® Small Cap Equity Portfolio	72,791	6,521
MFS® Global Real Estate Portfolio	27,373	15,333
MFS® Growth Series	1,367,859	1,735,286
MFS® International Intrinsic Value Portfolio	153,879	336,052
MFS® Investors Trust Series	44,318	62,268
MFS® Mid Cap Growth Series	177,214	158,725
MFS® Mid Cap Value Portfolio	66,359	116,556
MFS® New Discovery Series	484,846	407,111
MFS® Research International Portfolio	61,176	18,329
MFS® Total Return Bond Series	24,880	5,226
MFS® Utilities Series	16,779	20,147
MFS® Value Series	317,378	729,941
PIMCO All Asset Portfolio	16,799	47,567
PIMCO CommodityRealReturn® Strategy Portfolio	16,500	20,821
PIMCO Dynamic Bond Portfolio	9,151	2,054
PIMCO Emerging Markets Bond Portfolio	24,295	17,361
PIMCO Global Core Asset Allocation Portfolio	2,768	326
PIMCO High Yield Portfolio	4,532	988
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	26,365	15,245
PIMCO Real Return Portfolio	672	635
PIMCO StocksPLUS® Global Portfolio	212,085	346,286
PIMCO Total Return Portfolio	3,108,989	2,066,391
Putnam VT Equity Income Fund	584,836	530,362
Putnam VT Global Asset Allocation Fund	603	163
Putnam VT Growth Opportunities Fund	538,634	345,855
Putnam VT Income Fund	958,711	310,451
Putnam VT International Value Fund	11,952	587
Putnam VT Mortgage Securities Fund	94,906	2,161
Putnam VT Multi-Asset Absolute Return Fund	—	207
Putnam VT Multi-Cap Core Fund	553	112
Putnam VT Small Cap Value Fund	27,251	42,362
Rational Trend Aggregation VA Fund	54,609	96,950
TOPS® Managed Risk Balanced ETF Portfolio	987,113	5,187,248
TOPS® Managed Risk Growth ETF Portfolio	2,049,605	14,509,127
TOPS® Managed Risk Moderate Growth ETF Portfolio	2,071,985	9,409,800

(a)  Name change. See Note 1.

(b)  Merger. See Note 1.

6.  Financial Highlights

The Separate Account has a number of products, which have unique combinations of features and fees that are charged against the Contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. Only product designs within each product that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum Contract charges offered by the Separate Account as Contract owners may not have selected all available and applicable Contract options as discussed in Note 3.

Unit fair values, units outstanding, income and expense ratios and total returns for the Separate Account were as follows:

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
AB VPS Growth and Income Portfolio
2020	3,962	14.95	14.95	59,221	1.36	1.00	1.00	1.49	1.49
2019	3,877	14.73	14.73	57,115	1.03	1.00	1.00	22.34	22.34
2018	3,903	12.04	12.04	46,979	0.81	1.00	1.00	(6.74)	(6.74)
2017	1,959	12.91	12.91	25,302	0.69	1.00	1.00	17.36	17.36
2016	392	11.00	11.00	4,313	0.80	1.00	1.00	10.00	10.00
American Century VP Capital Appreciation Fund
2020	3,128	21.80	22.36	69,680	N/A	0.65	1.00	40.92	41.34
2019	3,448	15.47	15.82	54,372	N/A	0.65	1.00	33.94	34.52
2018	3,556	11.55	11.76	41,730	N/A	0.65	1.00	(6.33)	(6.00)
2017	4,070	12.33	12.51	50,836	N/A	0.65	1.00	20.53	20.87
2016	4,126	10.23	10.35	42,656	N/A	0.65	1.00	1.99	3.50
American Century VP Disciplined Core Value Fund (a)
2020	8,916	16.56	16.56	147,606	1.77	1.00	1.00	10.40	10.40
2019	8,364	15.00	15.00	125,492	1.83	1.00	1.00	22.45	22.45
2018	8,448	12.25	12.25	103,456	1.68	1.00	1.00	(8.10)	(8.10)
2017	8,003	13.33	13.33	106,677	2.15	1.00	1.00	19.12	19.12
2016	5,908	11.19	11.19	66,120	3.55	1.00	1.00	12.01	12.01
American Century VP Growth Fund
2020	110,546	31.03	33.32	3,275,247	0.31	0.65	1.55	32.61	33.82
2019	153,639	23.40	24.90	3,437,231	0.22	0.65	1.55	33.26	34.45
2018	162,936	17.56	18.52	2,751,694	0.11	0.65	1.55	(3.14)	(2.22)
2017	179,703	18.13	18.94	3,112,109	0.69	0.65	1.55	28.22	29.37
2016	210,308	14.14	14.64	2,874,256	N/A	0.65	1.55	2.61	3.54
American Century VP Mid Cap Value Fund
2020	122,399	15.35	20.73	2,076,366	1.68	0.65	1.65	(0.52)	0.48
2019	131,532	15.43	20.63	2,258,234	1.94	0.65	1.65	26.89	28.14
2018	148,178	12.16	16.10	1,979,512	1.25	0.65	1.65	(14.43)	(13.53)
2017	187,281	14.21	18.62	2,880,492	1.42	0.65	1.65	9.65	10.77
2016	155,863	12.96	16.81	2,227,335	1.55	0.65	1.65	20.78	21.90
American Century VP Value Fund
2020	130,484	14.21	19.31	1,994,309	2.15	0.65	1.65	(0.84)	0.21
2019	154,267	14.33	19.27	2,416,473	1.95	0.65	1.65	24.83	26.11
2018	151,646	11.48	15.28	1,873,009	1.50	0.65	1.65	(10.73)	(9.91)
2017	183,995	12.86	16.96	2,512,511	1.56	0.65	1.65	6.81	7.89
2016	134,225	12.04	15.72	1,737,112	1.64	0.65	1.65	18.27	19.54

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2020

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
American Funds Asset Allocation Fund
2020	152,658	15.24	15.92	2,344,962	1.47	0.30	1.15	10.84	11.80
2019	147,033	13.75	14.24	2,032,101	1.74	0.30	1.15	19.57	20.58
2018	147,642	11.50	11.81	1,702,651	1.52	0.30	1.15	(5.89)	(5.14)
2017	123,488	12.22	12.45	1,510,314	1.46	0.30	1.15	14.53	15.60
2016	78,180	10.67	10.77	834,032	2.15	0.30	1.15	7.89	7.70
American Funds Blue Chip Income and Growth Fund
2020	345,269	15.49	16.18	5,392,371	1.69	0.30	1.15	7.20	8.16
2019	296,727	14.45	14.96	4,315,422	2.15	0.30	1.15	19.72	20.65
2018	210,851	12.07	12.40	2,558,647	2.24	0.30	1.15	(9.99)	(9.16)
2017	144,901	13.41	13.45	1,947,753	2.03	1.00	1.15	15.40	15.55
2016	88,937	11.62	11.64	1,035,409	2.75	1.00	1.15	17.14	17.34
American Funds Bond Fund
2020	100,471	11.82	11.91	1,193,023	2.50	1.00	1.15	8.14	8.27
2019	62,143	10.93	11.00	680,768	2.73	1.00	1.15	7.79	8.06
2018	48,691	10.14	10.18	494,462	2.07	1.00	1.15	(1.93)	(1.93)
2017	54,353	10.34	10.38	562,900	2.84	1.00	1.15	2.07	2.27
2016	13,511	10.13	10.15	136,901	2.04	1.00	1.15	1.60	1.81
American Funds Capital Income Builder®
2020	110,028	12.42	12.97	1,379,170	2.67	0.30	1.15	2.90	3.76
2019	111,153	12.07	12.50	1,351,606	2.57	0.30	1.15	16.28	17.26
2018	143,319	10.38	10.66	1,495,596	2.68	0.30	1.15	(8.30)	(7.55)
2017	161,978	11.32	11.36	1,838,831	2.50	1.00	1.15	11.31	11.59
2016	24,920	10.17	10.18	253,380	3.98	1.00	1.15	2.62	2.72
American Funds Global Growth and Income Fund
2020	105,374	15.62	20.10	1,771,141	1.10	0.65	1.65	6.77	7.83
2019	124,120	14.63	18.64	1,935,564	1.80	0.65	1.65	28.67	29.90
2018	135,152	11.37	14.35	1,614,401	1.31	0.65	1.65	(11.38)	(10.48)
2017	264,945	12.83	16.03	3,605,997	2.90	0.65	1.65	23.72	25.04
2016	187,148	10.37	12.82	2,102,737	2.09	0.65	1.65	5.28	6.30
American Funds Global Growth Fund
2020	181,512	19.67	20.55	3,641,813	0.16	0.30	1.15	28.65	29.82
2019	166,126	15.29	15.83	2,595,288	1.02	0.30	1.15	33.30	34.49
2018	140,867	11.47	11.77	1,650,898	0.56	0.30	1.15	(10.25)	(9.53)
2017	108,664	12.82	13.01	1,411,535	0.91	0.30	1.00	29.76	30.75
2016	2,777	9.88	10.31	28,041	1.78	0.65	1.00	(0.60)	3.10
American Funds Growth Fund
2020	765,665	28.46	27.12	22,526,943	0.20	0.30	1.65	49.24	51.25
2019	800,307	19.07	17.93	16,057,838	0.58	0.30	1.65	28.24	30.12
2018	807,042	14.87	13.78	12,778,939	0.26	0.30	1.65	(2.11)	(0.86)
2017	790,929	15.19	13.90	13,017,809	0.46	0.30	1.65	25.85	27.64
2016	609,723	12.07	10.89	8,285,169	0.59	0.30	1.65	7.48	8.90
American Funds Growth-Income Fund
2020	649,739	18.61	15.63	12,262,732	1.20	0.30	1.65	11.37	12.93
2019	605,331	16.71	13.84	10,451,105	1.59	0.30	1.65	23.78	25.48
2018	537,474	13.50	11.03	7,808,518	1.29	0.30	1.65	(3.64)	(2.30)
2017	502,931	14.01	18.80	7,989,212	1.18	0.65	1.65	20.05	21.29
2016	626,889	11.67	15.50	8,271,657	1.45	0.65	1.65	9.47	10.56

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
American Funds International Fund
2020	187,237	15.81	15.88	2,959,929	0.45	0.30	1.55	11.89	13.35
2019	192,441	14.13	14.01	2,709,584	1.18	0.30	1.55	20.77	22.25
2018	236,906	11.70	11.46	2,737,445	1.56	0.30	1.55	(14.72)	(13.64)
2017	224,325	13.72	14.34	3,028,169	1.36	0.65	1.55	29.80	31.08
2016	209,482	10.57	10.94	2,216,423	1.23	0.65	1.55	1.63	2.53
American Funds Managed Risk Asset Allocation Fund
2020	47,882,088	12.81	16.39	696,862,576	1.52	0.75	1.75	4.06	5.13
2019	52,831,615	12.31	15.59	733,564,291	2.34	0.75	1.75	15.91	17.04
2018	57,990,365	10.62	13.32	689,966,996	1.34	0.75	1.75	(6.51)	(5.60)
2017	61,880,609	11.36	14.11	784,134,020	0.77	0.75	1.75	12.81	13.97
2016	59,585,124	10.07	12.38	666,321,200	1.33	0.75	1.75	5.45	6.45
American Funds New World Fund
2020	128,389	14.77	17.72	2,157,363	0.04	0.65	1.65	21.26	22.46
2019	128,456	12.18	14.47	1,766,556	0.82	0.65	1.65	26.74	28.05
2018	134,682	9.61	11.30	1,429,225	0.69	0.65	1.65	(15.70)	(14.85)
2017	124,135	11.40	13.27	1,550,939	0.92	0.65	1.65	26.95	28.21
2016	71,214	8.98	10.35	684,290	0.70	0.65	1.65	3.34	3.50
BlackRock Basic Value V.I. Fund
2020	3,380	13.64	13.75	46,383	2.06	1.00	1.15	1.94	2.08
2019	3,319	13.38	13.47	44,626	2.22	1.00	1.15	22.08	22.34
2018	3,301	10.96	11.01	36,310	1.73	1.00	1.15	(9.20)	(9.01)
2017	1,025	12.07	12.10	12,375	0.40	1.00	1.15	6.81	6.89
2016	4,569	11.30	11.32	51,696	3.24	1.00	1.15	16.37	16.58
BlackRock Capital Appreciation V.I. Fund
2020	86,237	27.06	35.96	2,414,894	N/A	0.65	1.65	39.20	40.63
2019	93,118	19.44	25.57	1,928,286	N/A	0.65	1.65	29.43	30.66
2018	114,933	15.02	19.57	1,831,004	N/A	0.65	1.65	0.40	1.45
2017	118,027	14.96	19.29	1,891,420	N/A	0.65	1.65	30.77	32.12
2016	134,507	11.44	14.60	1,660,787	N/A	0.65	1.65	(1.72)	(0.82)
BlackRock Equity Dividend V.I. Fund
2020	138,448	15.53	20.22	2,470,632	1.96	0.65	1.15	2.37	2.90
2019	163,381	15.17	19.65	2,849,696	1.80	0.65	1.15	26.00	26.69
2018	164,431	12.04	15.51	2,296,027	1.67	0.65	1.15	(8.44)	(8.06)
2017	202,131	13.15	16.87	3,027,608	1.61	0.65	1.15	15.15	15.79
2016	166,137	12.00	14.57	2,225,948	1.62	0.65	1.10	14.83	15.27
BlackRock Global Allocation V.I. Fund
2020	294,750	15.46	16.60	4,500,940	1.22	0.65	1.55	18.83	19.94
2019	341,344	13.01	13.84	4,374,824	1.28	0.65	1.55	15.95	16.99
2018	387,348	11.22	11.83	4,235,752	0.80	0.65	1.55	(9.00)	(8.22)
2017	430,767	12.33	12.89	5,158,169	1.39	0.65	1.55	11.99	12.97
2016	327,880	11.01	11.41	3,534,094	1.21	0.65	1.55	2.23	3.16
BlackRock High Yield V.I. Fund
2020	109,610	13.18	13.77	1,480,266	5.04	0.40	1.25	5.69	6.58
2019	87,897	12.47	12.92	1,125,558	5.15	0.40	1.25	13.47	14.44
2018	110,941	11.30	11.29	1,241,387	5.23	0.40	1.65	(4.48)	(3.26)
2017	108,510	11.83	11.67	1,262,729	4.91	0.40	1.65	5.25	6.58
2016	98,112	11.24	10.95	1,076,886	5.22	0.40	1.65	10.96	9.50

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2020

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
BlackRock Managed Volatility V.I. Fund
2020	1,874,388	10.11	10.36	19,329,094	3.70	0.65	1.55	1.71	2.57
2019	1,967,580	9.94	10.10	19,811,671	3.13	0.65	1.55	0.30	1.20
2018	1,977,130	9.91	9.98	19,703,737	1.53	0.65	1.55	(0.90)	(0.20)
BlackRock S&P 500 Index V.I. Fund Class II
2020	326,949	18.76	19.60	6,169,510	1.81	0.30	1.15	16.67	17.72
2019	330,477	16.08	16.65	5,335,413	2.57	0.30	1.15	29.68	30.79
2018	208,892	12.40	12.73	2,597,994	1.26	0.30	1.15	(5.85)	(5.07)
2017	82,864	13.17	13.41	1,092,595	2.49	0.30	1.15	19.95	20.92
2016	27,452	10.98	10.84	300,589	1.30	0.65	1.15	10.24	8.40
BlackRock S&P 500 Index V.I. Fund Class III
2020	241,941	14.06	14.41	3,470,604	1.47	0.65	1.55	16.10	17.15
2019	239,953	12.21	12.30	2,942,572	2.16	0.65	1.10	29.62	30.16
2018	209,875	9.42	9.45	1,981,085	0.87	0.65	1.10	(5.80)	(5.50)
BlackRock Total Return V.I. Fund
2020	147,871	11.71	11.74	1,744,987	1.87	0.65	1.15	7.33	7.90
2019	120,967	10.91	10.88	1,328,009	2.62	0.65	1.15	7.81	8.47
2018	121,000	10.12	10.03	1,228,995	2.47	0.65	1.15	(1.84)	(1.38)
2017	132,625	10.34	10.17	1,370,467	2.22	0.65	1.00	2.17	2.52
2016	97,635	10.12	9.92	988,030	1.80	0.65	1.00	1.40	(0.80)
BlackRock U.S. Government Bond V.I. Fund
2020	116,435	10.51	11.24	1,292,405	1.47	0.75	1.75	4.16	5.24
2019	47,543	10.09	10.68	497,021	1.94	0.75	1.75	4.34	5.33
2018	14,802	9.67	10.04	146,814	1.82	0.75	1.75	(1.83)	(0.79)
2017	24,292	9.85	10.21	242,971	1.79	0.75	1.75	(0.51)	0.39
2016	30,797	9.90	10.17	309,377	1.47	0.75	1.75	(0.80)	0.20
Calvert VP EAFE International Index Portfolio
2020	69,525	13.05	13.58	933,964	3.37	0.65	1.15	6.36	6.85
2019	69,589	12.27	12.71	875,998	3.14	0.65	1.15	19.59	20.25
2018	43,688	10.26	10.57	450,405	2.49	0.65	1.15	(14.78)	(14.41)
2017	65,325	12.04	12.35	787,899	3.02	0.65	1.15	22.98	23.75
2016	2,513	9.79	9.98	24,887	10.34	0.65	1.15	(0.91)	(0.20)
Calvert VP Investment Grade Bond Index Portfolio
2020	33,358	10.85	11.37	380,930	2.89	0.75	1.75	5.24	6.36
2019	29,823	10.31	10.69	321,387	3.25	0.75	1.75	6.29	7.33
2018	29,521	9.70	9.96	297,237	3.23	0.75	1.75	(2.32)	(1.39)
2017	48,195	9.93	10.10	494,834	4.74	0.75	1.75	1.43	2.43
2016	10,495	9.79	9.86	104,942	7.69	0.75	1.75	(2.10)	(1.40)
Calvert VP Nasdaq 100 Index Portfolio
2020	130,184	26.92	27.13	3,532,043	0.45	1.10	1.25	45.99	46.25
2019	132,534	18.44	18.55	2,458,776	0.53	1.10	1.25	36.69	36.90
2018	129,028	13.49	13.55	1,748,255	0.55	1.10	1.25	(1.96)	(1.81)
2017	140,744	13.76	13.83	1,942,077	0.59	1.00	1.25	30.43	30.72
2016	92,966	10.55	10.57	982,341	1.12	1.10	1.25	4.98	5.17

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Calvert VP Russell 2000® Small Cap Index Portfolio
2020	123,163	16.84	17.49	2,114,831	1.09	0.65	1.15	18.01	18.66
2019	135,335	14.27	14.74	1,965,955	1.12	0.65	1.15	23.44	23.97
2018	86,402	11.56	11.89	1,009,942	1.04	0.65	1.15	(12.49)	(11.99)
2017	104,381	13.21	13.51	1,386,655	1.07	0.65	1.15	12.81	13.34
2016	12,641	11.71	11.92	150,340	3.79	0.65	1.15	19.25	19.20
Calvert VP S&P MidCap 400 Index Portfolio
2020	104,710	16.16	16.88	1,688,355	1.24	0.30	1.15	11.83	12.76
2019	112,791	14.45	14.97	1,618,281	1.30	0.30	1.15	24.14	25.17
2018	82,505	11.64	11.96	954,702	1.52	0.30	1.15	(12.61)	(11.80)
2017	54,039	13.32	13.56	711,672	0.88	0.30	1.15	14.33	15.21
2016	14,736	11.65	11.30	167,757	3.42	0.65	1.15	18.51	13.00
DFA VA Global Bond Portfolio
2020	29,477	10.25	10.31	303,790	0.02	1.35	1.50	0.00	0.10
2019	37,191	10.25	10.30	382,888	2.78	1.35	1.50	2.60	2.79
2018	30,551	9.99	10.02	305,992	0.83	1.35	1.50	0.20	0.40
2017	263,514	9.97	9.98	2,627,257	3.25	1.35	1.50	(0.30)	(0.20)
DFA VA International Value Portfolio
2020	25,006	10.44	10.50	262,538	2.36	1.35	1.50	(3.24)	(3.05)
2019	31,755	10.79	10.83	343,982	3.67	1.35	1.50	14.18	14.24
2018	28,458	9.45	9.48	269,684	0.44	1.35	1.50	(18.32)	(18.21)
2017	233,224	11.57	11.59	2,699,578	5.11	1.35	1.50	15.70	15.90
DFA VA US Large Value Portfolio
2020	44,923	11.78	11.85	532,149	2.23	1.35	1.50	(2.89)	(2.63)
2019	45,408	12.13	12.17	552,787	2.13	1.35	1.50	23.90	24.06
2018	47,388	9.79	9.81	464,823	1.01	1.35	1.50	(13.36)	(13.34)
2017	132,437	11.30	11.32	1,497,233	3.34	1.35	1.50	13.00	13.20
DFA VA US Targeted Value Portfolio
2020	20,266	11.16	11.22	227,338	1.71	1.35	1.50	2.48	2.65
2019	26,965	10.89	10.93	294,824	1.49	1.35	1.50	20.73	20.91
2018	27,104	9.02	9.04	245,082	0.14	1.35	1.50	(17.10)	(17.06)
2017	266,803	10.88	10.90	2,904,294	1.97	1.35	1.50	8.80	9.00
FT VIP Franklin Global Real Estate VIP Fund
2020	6,561	11.60	11.69	76,722	3.21	1.10	1.25	(6.60)	(6.48)
2019	5,512	12.42	12.50	68,866	2.69	1.10	1.25	20.82	21.12
2018	6,539	10.28	10.32	67,472	2.68	1.10	1.25	(7.89)	(7.86)
2017	6,357	11.16	11.20	71,160	3.96	1.10	1.25	9.09	9.27
2016	—	10.23	10.34	—	N/A	N/A	N/A	N/A	N/A
FT VIP Franklin Income VIP Fund
2020	300,552	12.41	13.35	3,698,060	6.38	0.30	1.65	(1.12)	0.23
2019	421,996	12.55	13.32	5,164,264	6.07	0.30	1.65	14.19	15.73
2018	267,522	10.99	11.51	2,881,455	4.67	0.30	1.65	(5.99)	(4.72)
2017	269,756	11.69	12.08	3,085,493	3.98	0.30	1.65	7.74	9.22
2016	253,124	10.85	11.06	2,654,016	4.65	0.30	1.65	8.50	10.60

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2020

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
FT VIP Franklin Mutual Global Discovery VIP Fund
2020	4,091	12.03	12.03	49,226	2.22	1.00	1.00	(5.50)	(5.50)
2019	4,102	12.73	12.73	52,233	1.46	1.00	1.00	23.00	23.00
2018	4,101	10.30	10.35	42,436	1.88	1.00	1.15	(12.34)	(12.21)
2017	6,529	11.75	11.79	76,860	1.97	1.00	1.15	7.31	7.47
2016	2,511	10.95	10.95	27,499	N/A	1.15	1.15	10.72	10.72
FT VIP Franklin Mutual Shares VIP Fund
2020	126,224	11.63	15.57	1,808,426	2.82	0.65	1.65	(6.74)	(5.75)
2019	138,789	12.47	16.52	2,123,888	1.57	0.65	1.65	20.48	21.65
2018	165,207	10.35	13.58	2,090,172	2.25	0.65	1.65	(10.70)	(9.77)
2017	178,911	11.59	15.05	2,543,743	2.11	0.65	1.65	6.53	7.58
2016	201,879	10.88	13.99	2,678,274	1.80	0.65	1.65	14.05	15.14
FT VIP Franklin Rising Dividends VIP Fund
2020	141,132	18.39	19.25	2,850,965	1.20	0.30	1.65	13.94	15.48
2019	147,325	16.14	16.67	2,601,722	1.25	0.30	1.65	26.99	28.83
2018	149,872	12.71	12.94	2,084,849	1.26	0.30	1.65	(6.68)	(5.48)
2017	187,642	12.69	13.69	2,761,864	1.52	0.30	1.65	18.38	20.09
2016	147,385	10.72	14.51	1,890,325	1.30	0.65	1.65	7.20	15.16
FT VIP Franklin Small Cap Value VIP Fund
2020	99,314	13.96	18.87	1,558,392	1.37	0.65	1.65	3.41	4.43
2019	104,512	13.50	18.07	1,586,033	0.96	0.65	1.65	24.08	25.40
2018	120,012	10.88	14.41	1,452,668	0.74	0.65	1.65	(14.40)	(13.56)
2017	159,604	12.71	16.67	2,233,762	0.44	0.65	1.65	8.73	9.89
2016	135,833	11.69	15.17	1,773,695	0.64	0.65	1.65	28.04	29.22
FT VIP Franklin Strategic Income VIP Fund
2020	166,434	10.49	11.68	1,837,694	4.69	0.65	1.65	1.65	2.64
2019	138,604	10.32	11.38	1,494,347	5.25	0.65	1.65	6.17	7.26
2018	102,072	9.72	10.61	1,033,522	2.36	0.65	1.65	(3.86)	(2.93)
2017	142,295	10.11	10.93	1,485,301	2.24	0.65	1.65	2.74	3.80
2016	95,147	9.84	10.53	972,392	3.29	0.65	1.65	6.15	7.23
FT VIP Templeton Foreign Securities Fund
2020	91,017	10.24	10.99	971,445	3.27	0.65	1.55	(2.85)	(1.96)
2019	87,659	10.54	11.21	956,499	1.47	0.65	1.55	10.83	11.76
2018	101,432	9.51	10.03	980,465	2.39	0.65	1.55	(16.87)	(16.07)
2017	72,749	9.59	11.95	845,745	1.72	0.65	1.65	14.71	15.79
2016	83,561	9.96	10.32	843,947	1.82	0.65	1.55	5.40	6.39
FT VIP Templeton Global Bond Securities Fund
2020	363,208	9.56	10.15	3,418,681	7.89	0.65	1.15	(6.46)	(5.93)
2019	420,299	10.22	10.79	4,221,913	6.57	0.65	1.15	0.69	1.22
2018	397,241	9.54	10.66	3,964,035	N/A	0.65	1.55	0.32	1.23
2017	360,772	10.36	10.53	3,547,492	N/A	0.65	1.65	0.10	1.06
2016	304,018	10.35	10.42	2,950,405	N/A	0.65	1.65	3.50	4.20
FT VIP Templeton Growth Securities Fund
2020	64,156	11.09	14.36	854,630	2.95	0.65	1.10	4.43	4.97
2019	72,816	10.15	13.68	930,458	2.72	0.65	1.65	13.03	14.19
2018	92,636	8.98	11.98	1,016,092	1.85	0.65	1.65	(16.23)	(15.46)
2017	103,660	10.72	14.17	1,355,726	1.46	0.65	1.65	16.40	17.59
2016	122,082	9.21	12.05	1,378,963	1.95	0.65	1.65	7.72	8.75

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Global Atlantic American Funds® Managed Risk Portfolio
2020	16,297,050	12.87	15.01	231,782,971	1.44	0.65	1.65	8.61	9.80
2019	17,796,931	11.85	13.67	230,883,738	1.74	0.65	1.65	14.83	15.95
2018	19,355,564	10.32	11.79	216,922,311	1.26	0.65	1.65	(6.27)	(5.38)
2017	20,253,705	11.01	12.46	240,384,678	1.24	0.65	1.65	12.23	13.38
2016	20,708,075	9.81	10.99	217,548,631	1.32	0.65	1.65	4.03	5.07
Global Atlantic Balanced Managed Risk Portfolio
2020	6,302,272	11.99	13.78	82,783,464	1.62	0.65	1.65	6.96	8.08
2019	6,848,169	11.21	12.75	83,406,035	1.55	0.65	1.65	12.44	13.54
2018	7,613,253	9.97	11.23	81,758,766	1.19	0.65	1.65	(7.17)	(6.26)
2017	8,350,810	10.74	11.98	95,885,441	1.22	0.65	1.65	9.93	11.03
2016	9,760,897	9.77	10.79	101,006,897	0.85	0.65	1.65	1.88	2.96
Global Atlantic Blackrock Selects Managed Risk Portfolio
2020	19,889,373	11.16	12.87	241,795,408	1.55	0.65	1.65	8.98	10.09
2019	22,056,429	10.24	11.69	243,797,003	0.49	0.65	1.65	13.40	14.50
2018	25,017,622	9.03	10.21	241,733,071	1.71	0.65	1.65	(9.34)	(8.43)
2017	27,099,551	9.96	11.15	285,793,861	0.63	0.65	1.65	10.79	11.84
2016	29,073,694	8.99	9.97	274,258,636	1.35	0.65	1.65	(1.64)	(0.30)
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
2020	19,548,150	12.92	14.84	275,123,900	1.39	0.35	1.70	5.73	7.15
2019	22,139,100	12.22	13.85	292,260,386	1.23	0.35	1.70	18.30	20.02
2018	23,894,453	10.33	11.54	264,211,414	0.95	0.35	1.70	(7.35)	(6.18)
2017	25,557,465	11.15	12.30	302,709,105	1.02	0.35	1.70	13.31	14.85
2016	22,757,165	9.84	10.71	236,116,501	0.80	0.35	1.70	7.66	7.10
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio
2020	2,847,587	11.58	12.77	35,151,228	0.91	0.70	1.70	8.22	9.33
2019	2,882,418	10.70	11.68	32,584,669	0.93	0.70	1.70	12.28	13.40
2018	3,084,447	9.53	10.30	30,728,580	0.44	0.70	1.70	(7.30)	(6.36)
2017	3,257,887	10.28	11.00	34,638,288	0.32	0.70	1.70	6.20	7.21
2016	3,117,325	9.68	10.26	30,784,090	0.00	0.70	1.70	2.43	2.60
Global Atlantic Growth Managed Risk Portfolio
2020	31,863,307	11.82	13.38	412,251,295	1.48	0.70	1.70	5.16	6.27
2019	35,382,486	11.24	12.59	431,471,240	1.37	0.70	1.70	15.16	16.25
2018	40,321,048	9.76	10.83	423,487,524	1.02	0.70	1.70	(8.96)	(7.99)
2017	42,812,341	10.72	11.77	489,552,168	1.33	0.70	1.70	15.64	16.88
2016	47,673,864	9.27	10.07	467,560,106	1.00	0.70	1.70	0.54	0.70
Global Atlantic Moderate Growth Managed Risk Portfolio
2020	10,642,057	12.12	13.68	141,169,989	1.50	0.65	1.65	6.32	7.38
2019	11,575,974	11.40	12.74	143,219,361	1.43	0.65	1.65	14.11	15.19
2018	12,637,726	9.99	11.06	135,965,879	1.08	0.65	1.65	(8.10)	(7.14)
2017	13,190,458	10.87	11.91	153,132,377	1.19	0.65	1.65	12.64	13.75
2016	13,915,812	9.65	10.47	142,433,623	0.91	0.65	1.65	2.33	3.36
Global Atlantic PIMCO Tactical Allocation Portfolio
2020	2,216,032	12.30	13.56	29,094,430	1.80	0.75	1.75	6.68	7.79
2019	2,202,408	11.53	12.58	26,889,801	1.03	0.75	1.75	16.35	17.46
2018	2,342,320	9.91	10.71	24,351,414	1.01	0.75	1.75	(8.24)	(7.27)
2017	2,282,598	10.80	11.55	25,502,273	0.34	0.75	1.75	12.97	14.02
2016	2,079,873	9.56	10.13	20,319,031	1.19	0.75	1.75	1.92	1.30

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2020

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Global Atlantic Select Advisor Managed Risk Portfolio
2020	7,740,223	12.56	14.61	108,087,109	1.79	0.70	1.70	4.84	5.87
2019	8,656,989	11.98	13.80	114,363,467	1.13	0.70	1.70	17.91	19.17
2018	9,704,195	10.16	11.58	107,785,968	0.93	0.70	1.70	(7.64)	(6.69)
2017	10,051,004	11.00	12.41	119,942,963	1.21	0.70	1.70	13.05	14.17
2016	10,538,262	9.73	10.87	110,452,871	1.13	0.70	1.70	3.40	4.42
Global Atlantic Wellington Research Managed Risk Portfolio
2020	30,645,911	13.36	16.09	455,767,858	0.93	0.65	1.65	9.33	10.43
2019	33,205,730	12.22	14.57	448,463,815	0.93	0.65	1.65	17.39	18.55
2018	36,332,745	10.41	12.29	414,883,003	0.66	0.65	1.65	(6.64)	(5.68)
2017	39,393,856	11.15	13.03	478,679,432	0.55	0.65	1.65	12.17	13.21
2016	38,583,508	9.94	11.51	415,569,217	0.27	0.65	1.65	2.90	4.07
Goldman Sachs VIT Core Fixed Income Fund
2020	180,918	11.69	11.78	2,130,943	2.00	1.15	1.30	7.94	8.17
2019	184,925	10.83	10.89	2,014,091	2.54	1.15	1.30	7.65	7.72
2018	194,677	10.06	10.11	1,967,729	3.42	1.15	1.30	(2.14)	(1.94)
2017	211,793	10.28	10.31	2,183,799	2.60	1.15	1.30	1.78	1.98
2016	174,479	10.10	10.11	1,764,474	1.67	1.15	1.30	1.41	1.51
Goldman Sachs VIT Global Trends Allocation Fund
2020	33,298	12.47	12.35	414,316	0.19	0.65	1.00	3.06	3.43
2019	56,442	12.10	11.94	677,880	1.70	0.65	1.00	10.81	11.28
2018	31,870	10.51	10.73	346,809	0.60	0.65	1.10	(5.40)	(4.96)
2017	38,485	11.11	11.29	439,534	0.40	0.65	1.10	11.88	12.34
2016	9,267	10.29	10.05	95,301	1.32	0.65	1.00	3.31	3.72
Goldman Sachs VIT Growth Opportunities Fund
2020	3,929	22.49	22.66	88,999	N/A	1.00	1.15	42.70	42.88
2019	3,615	15.76	15.86	57,312	N/A	1.00	1.15	32.55	32.72
2018	5,324	11.89	11.95	63,511	N/A	1.00	1.15	(5.48)	(5.31)
2017	2,069	12.62	12.62	26,107	N/A	1.00	1.00	25.70	25.70
2016	1,092	10.04	10.04	10,969	N/A	1.00	1.00	0.40	0.40
Goldman Sachs VIT High Quality Floating Rate Fund
2020	12,938	9.99	10.28	130,410	0.56	0.65	1.15	(0.79)	(0.29)
2019	12,657	10.07	10.31	128,374	1.73	0.65	1.15	0.70	1.18
2018	35,620	10.00	10.19	356,932	1.91	0.65	1.15	0.20	0.79
2017	16,838	9.98	10.11	168,558	1.32	0.65	1.15	0.10	0.60
2016	7,101	9.97	10.05	71,008	1.21	0.65	1.15	(0.20)	0.50
Goldman Sachs VIT International Equity Insights Fund
2020	13,127	12.41	12.41	162,877	1.41	0.65	0.65	5.89	5.89
2019	12,780	11.72	11.72	149,797	2.39	0.65	0.65	17.43	17.43
2018	10,727	9.98	9.98	107,044	1.60	0.65	0.65	(17.11)	(17.11)
2017	8,825	11.92	12.04	106,222	1.37	0.65	1.00	24.95	25.42
2016	1,595	9.54	9.54	15,213	2.21	1.00	1.00	(3.83)	(3.83)
Goldman Sachs VIT Mid Cap Value Fund
2020	13,444	14.51	14.63	196,604	0.46	1.00	1.15	6.93	7.18
2019	13,201	13.57	13.65	180,217	0.57	1.00	1.15	29.73	29.88
2018	13,351	10.46	10.51	140,354	0.24	1.00	1.15	(11.73)	(11.61)
2017	53,982	11.85	11.89	640,441	0.65	1.00	1.15	9.52	9.69
2016	13,671	10.82	10.84	148,047	1.26	1.00	1.15	12.01	12.22

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio
2020	7,552	9.90	10.20	75,167	1.67	0.65	1.10	5.43	5.92
2019	10,363	9.39	9.63	97,828	2.48	0.65	1.10	7.44	7.96
2018	10,991	8.74	8.92	96,473	2.15	0.65	1.10	(8.10)	(7.76)
2017	12,553	9.51	9.67	119,835	1.93	0.65	1.10	3.93	4.54
2016	12,927	9.15	9.26	118,548	0.52	0.65	1.10	(0.76)	(0.32)
Goldman Sachs VIT Small Cap Equity Insights Fund
2020	29,518	15.56	15.68	462,713	N/A	1.00	1.15	7.09	7.25
2019	26,598	14.62	14.62	388,823	0.22	1.00	1.00	23.27	23.27
2018	26,747	11.86	11.86	317,130	0.21	1.00	1.00	(9.74)	(9.74)
2017	18,801	13.14	13.14	246,967	0.43	1.00	1.00	10.14	10.14
2016	10,061	11.93	11.93	120,017	2.17	1.00	1.00	21.73	21.73
Goldman Sachs VIT U.S. Equity Insights Fund
2020	160,845	17.76	17.76	2,856,750	0.64	1.00	1.00	16.15	16.15
2019	175,631	15.29	15.29	2,685,594	1.07	1.00	1.00	23.71	23.71
2018	173,476	12.36	12.36	2,144,691	0.95	1.00	1.00	(7.35)	(7.35)
2017	178,109	13.34	13.34	2,375,209	1.33	1.00	1.00	22.61	22.61
2016	133,303	10.88	10.88	1,450,274	2.23	1.00	1.00	9.35	9.35
Hartford Capital Appreciation HLS Fund
2020	114,387	18.04	25.45	2,374,802	0.68	0.70	1.70	19.55	20.79
2019	130,096	15.09	21.07	2,289,769	0.77	0.70	1.70	28.75	30.06
2018	227,188	11.72	16.20	2,876,359	0.64	0.70	1.70	(8.72)	(7.85)
2017	247,415	12.84	17.58	3,394,785	0.87	0.70	1.70	19.78	20.99
2016	238,412	10.72	14.53	2,740,315	0.80	0.70	1.70	3.47	4.46
Hartford Disciplined Equity HLS Fund (b)
2020	48,680	11.32	11.35	552,130	0.17	0.65	1.55	13.20	13.50
Hartford Dividend and Growth HLS Fund (b)
2020	116,278	16.93	23.24	2,436,445	1.89	0.65	1.65	5.68	6.75
2019	102,535	16.02	21.77	2,015,375	1.41	0.65	1.65	26.24	27.46
2018	166,749	12.69	17.08	2,428,822	1.61	0.65	1.65	(7.10)	(6.15)
2017	185,171	13.66	18.20	2,872,276	1.41	0.65	1.65	16.16	17.34
2016	198,639	11.76	15.51	2,653,020	1.71	0.65	1.65	12.75	13.79
Hartford Growth Opportunities HLS Fund (b)
2020	—	26.99	28.58	—	N/A	0.65	1.55	37.42	38.33
2019	19,527	19.64	20.66	396,849	N/A	0.65	1.55	28.37	29.45
2018	6,395	15.30	15.96	99,664	N/A	0.65	1.55	(1.29)	(0.31)
2017	9,568	15.50	16.01	150,752	N/A	0.65	1.55	28.21	29.22
2016	14,261	12.09	12.39	174,597	0.14	0.65	1.55	(2.34)	(1.35)
Hartford High Yield HLS Fund (b)
2020	—	11.60	13.36	—	8.98	0.65	1.65	(0.09)	0.60
2019	57,239	11.61	13.28	703,621	5.85	0.65	1.65	12.83	13.99
2018	56,513	10.29	11.65	608,883	6.02	0.65	1.65	(5.25)	(4.27)
2017	64,980	10.86	12.17	731,208	6.83	0.65	1.65	5.54	6.57
2016	29,378	10.29	11.42	316,609	5.75	0.65	1.65	12.09	13.29

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2020

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Hartford International Opportunities HLS Fund
2020	67,913	15.86	17.03	1,033,469	1.61	0.65	1.55	18.18	19.26
2019	76,678	13.42	14.28	980,218	1.75	0.65	1.55	24.26	25.37
2018	62,631	10.80	11.39	667,198	1.68	0.65	1.55	(20.24)	(19.51)
2017	65,346	13.54	14.15	859,008	1.14	0.65	1.55	23.09	24.23
2016	73,739	11.00	11.39	786,957	1.40	0.65	1.55	(0.63)	0.26
Hartford Total Return Bond HLS Fund (b)
2020	294,591	11.61	12.67	3,607,953	3.25	0.70	1.70	6.91	7.92
2019	290,834	10.86	11.74	3,319,103	4.21	0.70	1.70	8.38	9.62
2018	209,597	10.02	10.71	2,194,403	3.45	0.70	1.70	(2.53)	(1.65)
2017	276,228	10.28	10.89	2,947,569	3.01	0.70	1.70	3.01	4.11
2016	225,228	10.11	10.46	2,330,874	2.41	0.70	1.70	2.43	3.46
Hartford Value HLS Fund (b)
2020	—	12.97	16.78	—	1.55	0.65	1.10	(12.19)	(11.92)
2019	20,053	14.77	19.05	353,738	1.68	0.65	1.10	26.02	26.66
2018	24,088	11.72	15.04	337,466	1.41	0.65	1.10	(11.35)	(11.01)
2017	23,608	16.17	16.90	371,371	1.44	0.65	1.55	13.31	14.34
2016	27,487	14.27	14.78	381,664	1.45	0.65	1.55	11.66	12.74
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
2020	22,744	23.07	23.66	527,510	N/A	0.65	1.00	38.81	39.34
2019	24,080	16.62	16.98	402,334	N/A	0.65	1.00	37.70	38.05
2018	23,250	12.07	12.30	282,131	N/A	0.65	1.00	(7.30)	(6.89)
2017	6,376	13.02	13.21	84,159	N/A	0.65	1.00	27.27	27.63
2016	1,102	10.35	10.35	11,408	N/A	0.65	0.65	3.50	3.50
Invesco Oppenheimer V.I. Global Fund
2020	8,029	18.46	18.61	149,041	0.42	1.00	1.15	25.84	26.08
2019	7,781	14.67	14.76	114,613	0.80	1.00	1.15	29.94	30.16
2018	4,076	11.29	11.34	46,200	0.83	1.00	1.15	(14.34)	(14.29)
2017	1,365	13.23	13.23	18,050	0.35	1.00	1.00	35.00	35.00
2016	403	9.80	9.80	3,946	0.87	1.00	1.00	(1.11)	(1.11)
Invesco Oppenheimer V.I. International Growth Fund
2020	14,667	14.51	14.62	214,201	0.62	1.00	1.15	19.62	19.84
2019	17,375	12.13	12.20	211,830	0.76	1.00	1.15	26.49	26.69
2018	17,057	9.59	9.63	164,122	0.62	1.00	1.15	(20.48)	(20.41)
2017	12,249	12.06	12.10	148,040	0.65	1.00	1.15	24.97	25.26
2016	783	9.65	9.65	7,552	N/A	1.15	1.15	(3.79)	(3.79)
Invesco Oppenheimer V.I. Main Street Small Cap Fund
2020	17,104	16.91	17.24	291,816	0.38	0.65	1.15	18.25	18.90
2019	14,467	14.30	14.50	208,327	N/A	0.65	1.15	24.78	25.32
2018	11,870	11.46	11.57	136,729	0.06	0.65	1.15	(11.57)	(11.14)
2017	10,691	12.96	13.02	139,029	0.80	0.65	1.15	12.60	13.22
2016	4,465	11.51	11.53	51,480	0.10	1.00	1.15	16.26	16.46
Invesco V.I. Balanced-Risk Allocation Fund
2020	132,062	12.71	14.19	1,768,621	8.16	0.30	1.65	8.17	9.66
2019	224,310	11.75	12.94	2,785,907	N/A	0.30	1.65	13.09	14.51
2018	138,934	10.39	11.30	1,506,183	1.27	0.30	1.65	(8.30)	(7.00)
2017	156,772	10.83	12.15	1,836,739	3.69	0.30	1.65	7.98	9.56
2016	182,301	10.03	11.09	1,947,816	0.20	0.30	1.65	9.74	10.90

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Invesco V.I. Comstock Fund
2020	6,429	13.72	13.72	88,217	2.25	1.00	1.00	(2.07)	(2.07)
2019	5,662	14.01	14.01	79,333	1.72	1.00	1.00	23.65	23.65
2018	5,662	11.33	11.33	64,135	1.45	1.00	1.00	(13.25)	(13.25)
2017	5,662	13.06	13.06	73,926	3.83	1.00	1.00	16.40	16.40
2016	—	11.20	11.30	—	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Core Equity Fund
2020	34,553	14.37	19.32	610,837	1.13	0.65	1.65	11.66	12.85
2019	33,681	12.87	17.12	526,895	0.16	0.65	1.65	26.55	27.86
2018	39,654	10.17	13.39	488,741	N/A	0.65	1.65	(11.02)	(10.19)
2017	59,978	11.43	14.91	847,598	0.74	0.65	1.65	10.97	12.11
2016	71,953	10.30	13.30	916,077	0.51	0.65	1.65	8.19	9.29
Invesco V.I. Equity and Income Fund
2020	48,175	14.02	14.13	680,537	2.29	1.00	1.15	8.35	8.53
2019	47,646	12.94	13.02	620,023	2.38	1.00	1.15	18.72	18.90
2018	46,379	10.90	10.95	508,062	1.89	1.00	1.15	(10.80)	(10.69)
2017	66,049	12.22	12.26	808,757	1.08	1.00	1.15	9.50	9.66
2016	67,056	11.16	11.18	749,368	1.60	1.00	1.15	13.53	13.73
Invesco V.I. Global Real Estate Fund
2020	31,988	10.49	10.66	338,981	4.89	0.65	1.00	(13.45)	(13.12)
2019	29,087	12.12	12.27	355,373	3.38	0.65	1.00	21.44	21.85
2018	30,305	9.94	10.07	304,486	3.75	0.65	1.15	(7.36)	(6.93)
2017	28,394	10.73	10.82	306,706	3.74	0.65	1.15	11.42	12.01
2016	8,402	9.64	9.66	81,161	1.03	0.65	1.00	(3.60)	(3.40)
Invesco V.I. Government Money Market Fund
2020	479,611	9.63	10.09	4,732,333	0.29	0.75	1.75	(1.43)	(0.39)
2019	511,309	9.77	10.13	5,069,520	1.85	0.75	1.75	0.10	1.10
2018	514,302	9.42	10.02	5,022,271	1.44	0.75	1.75	(0.21)	0.80
2017	1,510,389	9.44	9.94	14,775,488	0.61	0.75	1.75	(1.26)	(0.20)
2016	519,826	9.56	9.96	5,068,180	0.10	0.75	1.75	(1.65)	(0.40)
Invesco V.I. International Growth Fund
2020	94,185	14.89	15.99	1,454,911	2.11	0.65	1.55	12.04	13.00
2019	99,727	13.29	14.15	1,367,156	1.27	0.65	1.55	26.21	27.48
2018	115,598	10.53	11.10	1,248,070	1.69	0.65	1.55	(16.49)	(15.78)
2017	138,923	12.61	13.18	1,788,674	1.20	0.65	1.55	20.79	21.92
2016	173,247	10.44	10.81	1,835,415	1.16	0.65	1.55	(2.16)	(1.37)
Invesco V.I. Mid Cap Core Equity Fund
2020	55,144	13.59	17.97	835,834	0.49	0.65	1.65	7.09	8.25
2019	63,774	12.69	16.60	890,919	0.23	0.65	1.65	23.08	24.25
2018	75,877	10.31	13.36	852,110	0.11	0.65	1.65	(13.07)	(12.22)
2017	84,091	11.86	15.22	1,077,439	0.32	0.65	1.65	12.74	13.92
2016	76,452	10.52	13.36	868,822	N/A	0.65	1.65	11.32	12.46
Invesco V.I. Small Cap Equity Fund
2020	57,566	15.57	20.31	1,026,447	0.03	0.65	1.65	24.86	26.07
2019	64,948	12.47	16.11	910,099	N/A	0.65	1.65	24.20	25.47
2018	84,589	10.04	12.84	939,376	N/A	0.65	1.65	(16.68)	(15.80)
2017	80,585	12.05	15.25	1,074,626	N/A	0.65	1.65	11.88	12.96
2016	85,048	10.77	13.50	1,010,930	N/A	0.65	1.65	10.01	11.11

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2020

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Ivy VIP Core Equity
2020	555	18.13	18.13	10,068	0.53	1.00	1.00	20.31	20.31
2019	544	15.07	15.07	8,195	0.57	1.00	1.00	29.80	29.80
2018	549	11.61	11.61	6,373	0.56	1.00	1.00	(5.53)	(5.53)
2017	211	12.29	12.29	2,596	0.43	1.00	1.00	19.55	19.55
2016	213	10.28	10.28	2,187	0.62	1.00	1.00	2.70	2.70
Ivy VIP International Core Equity
2020	127,256	12.33	12.33	1,568,555	2.34	1.00	1.00	6.11	6.11
2019	131,392	11.54	11.62	1,526,137	1.56	1.00	1.15	17.28	17.61
2018	136,863	9.84	9.88	1,352,765	1.58	1.00	1.15	(18.74)	(18.68)
2017	145,740	12.11	12.15	1,770,346	1.29	1.00	1.15	21.71	21.99
2016	93,591	9.95	9.96	932,404	0.74	1.00	1.15	0.00	0.10
Ivy VIP Securian Real Estate Securities
2020	2,661	12.47	12.47	33,176	1.74	1.00	1.00	(4.08)	(4.08)
2019	2,772	13.00	13.00	36,039	1.58	1.00	1.00	23.22	23.22
2018	2,754	10.55	10.55	29,062	1.61	1.00	1.00	(6.55)	(6.55)
2017	2,786	11.25	11.29	31,454	0.53	1.00	1.15	4.17	4.34
2016	446	10.82	10.82	4,822	N/A	1.00	1.00	3.24	3.24
Ivy VIP Value
2020	409	14.07	14.07	5,754	1.97	1.00	1.00	0.93	0.93
2019	409	13.94	13.94	5,706	0.80	1.00	1.00	25.13	25.13
2018	409	11.14	11.14	4,562	2.33	1.00	1.00	(8.16)	(8.16)
2017	—	12.10	12.32	—	N/A	N/A	N/A	N/A	N/A
2016	—	10.88	10.98	—	N/A	N/A	N/A	N/A	N/A
Lord Abbett Bond Debenture Portfolio
2020	318,097	12.74	13.85	4,312,528	4.05	0.30	1.65	5.55	6.95
2019	288,365	12.07	12.95	3,677,427	4.04	0.30	1.65	11.55	13.00
2018	308,246	10.82	11.46	3,497,055	4.49	0.30	1.65	(5.67)	(4.26)
2017	300,277	11.47	11.97	3,574,766	5.12	0.30	1.65	7.50	8.82
2016	178,326	10.67	11.00	1,985,022	5.35	0.30	1.65	10.23	10.00
Lord Abbett Fundamental Equity Portfolio
2020	94,082	17.19	18.46	1,681,110	1.27	0.65	1.55	0.23	1.15
2019	88,085	17.15	18.25	1,554,575	1.25	0.65	1.55	19.60	20.70
2018	98,698	14.34	15.12	1,447,716	1.43	0.65	1.55	(9.53)	(8.75)
2017	110,429	15.85	16.57	1,775,901	1.03	0.65	1.55	10.84	11.88
2016	117,463	14.30	14.81	1,700,895	1.10	0.65	1.55	13.94	14.98
Lord Abbett Growth Opportunities Portfolio
2020	63,957	28.43	30.52	1,604,854	N/A	0.65	1.55	37.28	38.48
2019	65,077	20.71	22.04	1,188,645	N/A	0.65	1.55	34.22	35.46
2018	61,559	15.43	16.27	856,428	N/A	0.65	1.55	(4.40)	(3.50)
2017	60,139	16.14	16.86	877,129	N/A	0.65	1.55	21.08	22.09
2016	50,784	13.33	13.81	624,130	N/A	0.65	1.55	(0.37)	0.58
Lord Abbett Mid Cap Stock Portfolio
2020	6,610	12.41	12.51	82,600	1.14	1.00	1.15	1.31	1.46
2019	6,187	12.25	12.33	76,199	0.60	1.00	1.15	21.29	21.48
2018	18,497	10.10	10.15	187,732	1.72	1.00	1.15	(16.04)	(15.91)
2017	5,333	12.07	12.07	64,365	0.97	1.00	1.00	5.78	5.78
2016	181	11.41	11.41	2,063	6.52	1.00	1.00	15.25	15.25

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Lord Abbett Short Duration Income Portfolio
2020	141,791	10.88	11.04	1,554,999	2.58	0.65	1.15	1.97	2.51
2019	117,612	10.67	10.77	1,261,628	5.15	0.65	1.15	3.89	4.36
2018	13,888	10.27	10.32	142,962	0.31	0.65	1.15	0.00	0.49
2017	306,101	10.10	10.27	3,146,550	5.80	0.65	1.65	0.50	1.58
2016	69,768	10.05	10.11	710,351	6.34	0.65	1.65	0.50	1.10
MFS® Blended Research® Core Equity Portfolio
2020	5,745	16.89	16.89	97,025	1.58	1.00	1.00	13.89	13.89
2019	2,531	14.83	14.83	37,516	1.26	1.00	1.00	27.62	27.62
2018	2,534	11.62	11.62	29,444	0.98	1.00	1.00	(8.93)	(8.93)
2017	7,806	12.76	12.76	99,578	0.96	1.00	1.00	19.36	19.36
2016	19,545	10.69	10.69	209,030	1.76	1.00	1.00	7.01	7.01
MFS® Blended Research® Small Cap Equity Portfolio
2020	21,650	15.81	15.84	344,341	0.64	0.65	1.15	0.96	1.47
2019	18,610	15.66	15.61	292,514	0.50	0.65	1.15	24.98	25.58
2018	19,749	12.53	12.43	247,838	0.59	0.65	1.15	(6.49)	(5.98)
2017	10,832	13.44	13.22	144,856	0.43	0.65	1.00	13.51	13.97
2016	582	11.84	11.60	6,861	0.99	0.65	1.00	19.48	16.00
MFS® Global Real Estate Portfolio
2020	9,761	14.68	14.68	143,337	4.15	1.00	1.00	0.14	0.14
2019	9,367	14.66	14.66	137,355	2.94	1.00	1.00	25.41	25.41
2018	8,427	11.69	11.69	98,538	3.21	1.00	1.00	(4.34)	(4.34)
2017	8,544	12.18	12.22	104,395	4.18	1.00	1.15	11.74	12.01
2016	4,172	10.90	10.91	45,500	2.35	1.00	1.15	6.55	6.54
MFS® Growth Series
2020	208,167	26.17	35.98	6,069,920	N/A	0.65	1.65	29.36	30.65
2019	225,533	20.23	27.54	5,248,271	N/A	0.65	1.65	35.50	36.88
2018	241,048	14.93	20.12	4,107,782	N/A	0.65	1.65	0.74	1.77
2017	262,169	14.82	19.77	4,378,206	N/A	0.65	1.65	28.98	30.24
2016	265,913	11.49	15.18	3,473,049	N/A	0.65	1.65	0.52	1.54
MFS® International Intrinsic Value Portfolio
2020	74,815	16.92	22.38	1,442,113	0.80	0.65	1.65	18.24	19.42
2019	88,071	14.31	18.74	1,427,488	1.39	0.65	1.65	23.58	24.85
2018	100,601	11.58	15.01	1,299,572	0.86	0.65	1.65	(11.20)	(10.33)
2017	131,036	13.04	16.74	1,850,242	1.29	0.65	1.65	24.78	26.05
2016	132,627	10.45	13.28	1,504,198	1.19	0.65	1.65	2.15	3.19
MFS® Investors Trust Series
2020	28,419	19.11	24.67	650,208	0.43	0.65	1.10	12.35	12.91
2019	29,966	17.01	21.85	608,475	0.45	0.65	1.10	29.85	30.37
2018	39,754	13.10	16.76	610,137	0.44	0.65	1.10	(6.76)	(6.32)
2017	42,997	14.05	17.89	704,301	0.56	0.65	1.10	21.75	22.20
2016	44,238	11.54	14.64	601,582	0.57	0.65	1.10	7.05	7.65
MFS® Mid Cap Growth Series
2020	12,316	23.77	24.34	296,371	N/A	0.65	1.15	34.52	35.22
2019	12,414	17.67	18.00	221,442	N/A	0.65	1.15	36.76	37.40
2018	13,245	12.92	13.10	172,258	N/A	0.65	1.15	(0.23)	0.31
2017	8,874	12.95	13.06	115,366	N/A	0.65	1.15	25.24	25.82
2016	3,829	10.36	10.38	39,689	N/A	0.65	1.00	3.60	3.80

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2020

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
MFS® Mid Cap Value Portfolio
2020	84,874	14.54	14.35	1,242,698	0.99	0.65	1.15	2.47	3.02
2019	93,127	14.19	13.93	1,328,238	1.00	0.65	1.15	29.23	29.82
2018	93,042	10.98	10.73	1,025,132	0.70	0.65	1.15	(12.65)	(12.19)
2017	90,066	12.57	12.22	1,133,907	1.28	0.65	1.15	12.13	12.73
2016	42,904	11.23	10.84	481,801	1.07	0.65	1.00	14.59	8.40
MFS® New Discovery Series
2020	89,142	24.56	31.36	2,389,383	N/A	0.65	1.65	43.21	44.65
2019	92,273	17.15	21.68	1,730,504	N/A	0.65	1.65	38.98	40.32
2018	90,035	12.34	15.45	1,221,172	N/A	0.65	1.65	(3.29)	(2.34)
2017	83,285	12.76	15.82	1,176,167	N/A	0.65	1.65	24.25	25.56
2016	68,245	10.27	12.60	797,873	N/A	0.65	1.65	6.98	8.06
MFS® Research International Portfolio
2020	5,099	14.68	14.68	74,871	1.86	1.00	1.00	11.55	11.55
2019	1,822	13.16	13.16	23,974	1.24	1.00	1.00	26.42	26.42
2018	1,825	10.41	10.41	19,003	1.21	1.00	1.00	(15.16)	(15.16)
2017	1,829	12.27	12.27	22,452	1.95	1.00	1.00	26.63	26.63
2016	431	9.69	9.69	4,178	N/A	1.00	1.00	(1.92)	(1.92)
MFS® Total Return Bond Series
2020	10,610	11.91	12.00	127,134	3.34	1.05	1.20	6.91	7.05
2019	9,168	11.14	11.21	102,649	3.12	1.05	1.20	8.58	8.73
2018	8,348	10.26	10.31	85,941	3.06	1.05	1.20	(2.47)	(2.37)
2017	8,073	10.52	10.56	85,155	3.21	1.05	1.20	2.94	3.13
2016	5,855	10.24	10.24	59,951	N/A	1.05	1.05	2.91	2.91
MFS® Utilities Series
2020	9,824	15.41	15.53	152,310	2.16	1.00	1.15	4.40	4.58
2019	10,549	14.76	14.85	156,479	3.75	1.00	1.15	23.41	23.54
2018	10,931	11.96	12.02	131,246	0.87	1.00	1.15	(0.33)	(0.17)
2017	9,771	12.00	12.04	117,577	4.38	1.00	1.15	13.10	13.37
2016	13,587	10.61	10.62	144,190	4.36	1.00	1.15	10.06	10.05
MFS® Value Series
2020	96,056	15.50	21.22	1,863,292	1.31	0.65	1.65	1.51	2.56
2019	125,480	15.27	20.69	2,314,136	2.08	0.65	1.65	27.36	28.67
2018	124,863	11.99	16.08	1,829,871	1.26	0.65	1.65	(11.84)	(10.91)
2017	140,983	13.60	18.05	2,311,172	1.75	0.65	1.65	15.45	16.60
2016	160,370	11.78	15.48	2,285,443	1.84	0.65	1.65	11.98	12.99
PIMCO All Asset Portfolio
2020	17,200	11.51	14.17	214,880	4.80	0.30	1.65	6.08	7.59
2019	20,665	10.85	13.17	241,281	2.52	0.30	1.65	9.93	11.42
2018	41,599	9.87	11.82	438,375	3.07	0.30	1.65	(6.97)	(5.74)
2017	44,617	10.61	12.54	498,394	4.53	0.30	1.65	11.57	12.97
2016	53,859	9.51	11.10	529,002	2.36	0.30	1.65	10.97	11.00
PIMCO CommodityRealReturn® Strategy Portfolio
2020	12,741	10.10	10.18	129,630	6.26	1.15	1.30	(0.10)	0.10
2019	13,979	10.11	10.17	142,145	4.00	1.15	1.30	9.89	10.06
2018	8,356	9.20	9.24	77,185	1.97	1.15	1.30	(15.29)	(15.15)
2017	8,071	10.86	10.89	87,911	10.50	1.15	1.30	0.74	0.83
2016	1,966	10.78	10.80	21,217	1.48	1.15	1.30	13.35	13.56

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
PIMCO Dynamic Bond Portfolio
2020	8,616	11.44	11.53	99,284	2.68	1.00	1.15	3.53	3.69
2019	8,101	11.05	11.12	90,057	4.73	1.00	1.15	3.56	3.73
2018	2,378	10.67	10.72	25,449	2.74	1.00	1.15	(0.19)	0.00
2017	2,342	10.69	10.72	25,100	1.59	1.00	1.15	3.69	3.78
2016	526	10.31	10.31	5,424	1.70	1.15	1.15	3.41	3.41
PIMCO Emerging Markets Bond Portfolio
2020	15,891	13.32	13.91	213,993	4.49	0.30	1.15	5.38	6.26
2019	15,933	12.64	13.09	203,185	4.31	0.30	1.15	13.36	14.32
2018	16,489	11.15	11.45	185,101	4.02	0.30	1.15	(5.91)	(5.14)
2017	17,029	11.85	12.07	202,741	4.87	0.30	1.15	8.52	9.43
2016	2,185	10.92	11.03	24,058	5.23	0.30	1.15	11.89	10.30
PIMCO Global Core Asset Allocation Portfolio
2020	2,274	14.27	14.27	32,440	7.82	1.15	1.15	15.36	15.36
2019	2,274	12.37	12.37	28,116	2.09	1.15	1.15	15.72	15.72
2018	2,274	10.69	10.69	24,317	1.53	1.15	1.15	(6.72)	(6.72)
2017	2,274	11.46	11.46	26,062	2.12	1.15	1.15	12.68	12.68
2016	—	10.17	10.27	—	N/A	N/A	N/A	N/A	N/A
PIMCO High Yield Portfolio
2020	6,703	11.64	11.70	78,262	4.73	1.00	1.15	4.49	4.56
2019	6,626	11.14	11.19	74,011	4.87	1.00	1.15	13.33	13.49
2018	10,368	9.83	9.86	102,166	4.98	1.00	1.15	(3.91)	(3.71)
2017	9,493	10.23	10.24	97,194	3.25	1.00	1.15	2.30	2.40
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
2020	38,599	11.93	11.86	460,285	5.85	0.65	1.00	4.47	4.77
2019	39,545	11.35	11.32	451,653	1.67	0.65	1.15	5.68	6.19
2018	39,218	10.74	10.66	422,979	1.21	0.65	1.15	0.85	1.33
2017	41,210	10.34	10.52	440,048	5.18	0.65	1.65	0.98	2.04
2016	30,553	10.24	10.31	321,180	2.14	0.65	1.65	2.40	3.10
PIMCO Real Return Portfolio
2020	4,456	12.08	11.88	53,001	1.33	0.80	1.15	10.32	10.72
2019	4,475	10.88	10.73	48,091	1.52	0.80	1.30	6.98	7.41
2018	6,180	10.17	9.99	61,994	2.36	0.80	1.30	(3.60)	(3.01)
2017	5,452	10.55	10.30	56,353	2.42	0.80	1.30	2.23	2.69
2016	4,230	10.32	10.03	42,556	3.02	0.80	1.30	3.72	0.30
PIMCO StocksPLUS® Global Portfolio
2020	45,345	13.27	17.22	765,169	1.13	0.65	1.10	11.79	12.33
2019	59,370	11.87	15.33	896,926	1.51	0.65	1.10	26.14	26.69
2018	70,456	9.41	12.10	838,334	1.52	0.65	1.10	(11.73)	(11.36)
2017	75,299	10.66	13.65	1,012,108	3.31	0.65	1.10	21.69	22.20
2016	90,795	8.76	11.17	1,001,166	4.99	0.65	1.10	6.44	6.99
PIMCO Total Return Portfolio
2020	393,336	11.44	12.22	4,694,782	1.98	0.80	1.80	6.62	7.67
2019	310,593	10.73	11.35	3,461,767	2.89	0.80	1.80	6.34	7.38
2018	244,817	10.09	10.57	2,531,309	2.38	0.80	1.80	(2.42)	(1.40)
2017	426,151	10.34	10.72	4,498,627	1.92	0.80	1.80	2.99	3.98
2016	388,433	10.04	10.31	3,954,381	1.95	0.80	1.80	0.70	1.68

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2020

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Putnam VT Equity Income Fund
2020	116,839	15.04	22.00	2,202,211	1.76	0.65	1.10	4.59	5.11
2019	120,770	14.38	20.93	2,219,149	2.15	0.65	1.10	28.97	29.52
2018	150,584	15.32	16.16	2,103,889	0.67	0.65	1.55	(9.88)	(9.06)
2017	142,525	17.00	17.77	2,200,581	1.63	0.65	1.55	16.92	17.99
2016	131,674	14.54	15.06	1,772,085	1.81	0.65	1.55	11.93	12.89
Putnam VT Global Asset Allocation Fund
2020	1,282	14.16	14.16	18,153	1.82	1.00	1.00	11.23	11.23
2019	1,282	12.73	12.73	16,326	1.42	1.00	1.00	15.94	15.94
2018	1,282	10.98	10.98	14,078	1.41	1.00	1.00	(8.19)	(8.19)
2017	211	11.96	11.96	2,525	N/A	1.00	1.00	14.23	14.23
2016	—	10.46	10.56	—	N/A	N/A	N/A	N/A	N/A
Putnam VT Growth Opportunities Fund
2020	69,907	23.92	24.93	1,734,158	0.04	0.65	1.65	36.45	37.81
2019	64,666	17.53	18.09	1,163,810	0.14	0.65	1.65	34.43	35.81
2018	75,684	13.04	13.32	1,003,580	N/A	0.65	1.65	0.69	1.76
2017	95,069	12.95	13.09	1,241,785	0.10	0.65	1.65	28.86	29.99
2016	93,147	10.05	10.07	937,373	N/A	0.65	1.65	0.50	0.70
Putnam VT Income Fund
2020	204,811	11.47	12.87	2,512,316	4.95	0.65	1.65	4.08	5.06
2019	161,359	11.02	12.25	1,887,225	2.97	0.65	1.65	9.98	11.16
2018	203,990	10.02	11.02	2,162,807	2.53	0.65	1.65	(1.38)	(0.45)
2017	167,384	10.16	11.07	1,795,555	4.65	0.65	1.65	3.89	4.93
2016	202,328	9.78	10.55	2,069,537	4.07	0.65	1.65	0.31	1.34
Putnam VT International Value Fund
2020	5,372	12.06	12.15	65,090	2.55	1.00	1.15	2.73	2.88
2019	4,345	11.74	11.81	51,163	2.95	1.00	1.15	18.83	19.05
2018	2,102	9.88	9.88	20,757	2.02	1.15	1.15	(18.55)	(18.55)
2017	2,102	12.13	12.13	25,488	N/A	1.15	1.15	23.27	23.27
2016	—	9.84	9.93	—	N/A	N/A	N/A	N/A	N/A
Putnam VT Mortgage Securities Fund
2020	11,752	10.66	10.74	126,168	2.58	1.00	1.15	(2.65)	(2.54)
2019	2,627	10.95	11.02	28,904	2.16	1.00	1.15	11.85	12.11
2018	2,593	9.79	9.83	25,467	2.67	1.00	1.15	(2.00)	(1.90)
2017	2,105	9.99	10.02	21,077	1.38	1.00	1.15	0.81	0.91
2016	529	9.91	9.91	5,242	2.24	1.15	1.15	(1.00)	(1.00)
Putnam VT Multi-Asset Absolute Return Fund
2020	1,878	9.16	9.16	17,212	N/A	1.00	1.00	(8.31)	(8.31)
2019	1,881	9.99	9.99	18,801	N/A	1.00	1.00	4.83	4.83
2018	1,884	9.53	9.53	17,959	0.28	1.00	1.00	(8.80)	(8.80)
2017	1,082	10.45	10.45	11,298	N/A	1.00	1.00	5.98	5.98
2016	2,823	9.86	9.86	27,839	N/A	1.00	1.00	(0.30)	(0.30)
Putnam VT Multi-Cap Core Fund
2020	722	18.56	18.56	13,390	0.92	1.00	1.00	16.15	16.15
2019	722	15.98	15.98	11,527	1.09	1.00	1.00	30.34	30.34
2018	722	12.26	12.26	8,845	1.04	1.00	1.00	(8.58)	(8.58)
2017	722	13.41	13.41	9,673	3.29	1.00	1.00	21.69	21.69
2016	—	11.00	11.11	—	N/A	N/A	N/A	N/A	N/A

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Putnam VT Small Cap Value Fund
2020	22,608	13.07	13.66	299,745	1.14	0.30	1.15	2.75	3.72
2019	25,012	12.72	13.17	322,253	0.65	0.30	1.15	22.78	23.78
2018	22,277	10.36	10.64	233,237	0.40	0.30	1.15	(20.86)	(20.12)
2017	16,584	13.09	13.32	218,624	0.42	0.30	1.15	6.68	7.51
2016	1,086	12.27	12.60	13,515	0.92	0.65	1.15	25.98	26.00
Rational Trend Aggregation VA Fund
2020	33,520	12.70	12.70	425,606	0.62	0.65	0.65	0.55	0.55
2019	36,846	12.63	12.63	465,318	2.72	0.65	0.65	6.58	6.58
2018	41,827	11.85	11.85	495,512	4.11	0.65	0.65	(5.20)	(5.20)
2017	44,163	12.50	12.50	551,839	3.35	0.65	0.65	(2.19)	(2.19)
2016	48,607	12.78	12.78	621,192	4.59	0.65	0.65	6.32	6.32
TOPS® Managed Risk Balanced ETF Portfolio
2020	2,144,995	12.15	13.04	27,623,926	2.09	0.80	1.70	3.93	4.82
2019	2,552,656	11.69	12.44	31,426,945	2.09	0.80	1.70	12.51	13.50
2018	2,981,191	10.39	10.96	32,358,594	1.53	0.80	1.70	(7.73)	(6.88)
2017	3,605,951	11.26	11.77	42,098,877	1.44	0.80	1.70	8.69	9.69
2016	4,215,100	10.36	10.73	44,920,806	1.28	0.80	1.70	4.23	5.20
TOPS® Managed Risk Growth ETF Portfolio
2020	7,286,289	12.29	13.20	94,870,430	1.99	1.05	1.95	3.19	4.10
2019	8,379,017	11.91	12.68	104,996,236	1.80	1.05	1.95	14.63	15.69
2018	9,568,728	10.39	10.96	103,772,231	1.38	1.05	1.95	(10.59)	(9.79)
2017	11,346,408	11.62	12.15	136,582,650	1.50	1.05	1.95	15.16	16.27
2016	12,995,802	10.09	10.45	134,839,257	1.55	1.05	1.95	3.49	4.40
TOPS® Managed Risk Moderate Growth ETF Portfolio
2020	4,754,213	12.61	13.54	63,492,084	2.15	0.90	1.80	3.96	4.96
2019	5,447,902	12.13	12.90	69,454,910	2.05	0.90	1.80	14.11	15.08
2018	6,224,626	10.63	11.21	69,037,021	1.50	0.90	1.80	(8.99)	(8.19)
2017	7,306,581	11.68	12.21	88,440,769	1.53	0.90	1.80	11.77	12.85
2016	8,670,083	10.45	10.82	93,171,220	1.48	0.90	1.80	4.29	5.15

(a)  Name change. See Note 1.

(b)  Merger. See Note 1.

(1)  These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit fair values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest. Investment income has been annualized for periods less than one year.

(2)  These ratios represent the annualized Contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit fair values. See Note 3 for a list of all unit fair value charges. Charges made directly to Contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded. The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values. See Note 5.

(3)  These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (concluded)
December 31, 2020

the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total return has not been annualized for periods less than one year.

(4)  Investment income ratios, expense ratios, and total returns for closed or liquidated Sub-Accounts with periods less than one year are calculated using the net assets prior to the final withdrawal.

(5)  The highest unit fair value and total return correspond with the product with the lowest expense ratio. The lowest unit fair value and total return correspond with the product with the highest expense ratio.

Forethought Life Insurance Company and Forethought Life Insurance Company Separate Account A are ultimately controlled by Global Atlantic Financial Group Limited. In connection with the acquisition of a majority of the interests of Global Atlantic Financial Group Limited (the "Global Atlantic acquisition") on February 2, 2021 by an indirect subsidiary of KKR & Co. Inc., PricewaterhouseCoopers LLP completed an independence assessment to evaluate the services and relationships with the entities that became upstream affiliates of Forethought Life Insurance Company and Forethought Life Insurance Company Separate Account A, including KKR & Co. Inc., as well as entities that became affiliated entities under common control of KKR & Co. Inc. on February 2, 2021, the closing date of the Global Atlantic acquisition that bear on PricewaterhouseCoopers LLP's independence under the SEC and the Public Company Accounting Oversight Board (United States) ("PCAOB") independence rules. Various services provided by PricewaterhouseCoopers LLP to and relationships between PricewaterhouseCoopers LLP and entities becoming affiliates of Forethought Life Insurance Company and Forethought Life Insurance Company Separate Account A, including affiliated entities under common control of KKR & Co. Inc., were identified that are inconsistent with the auditor independence rules provided in Rule 2-01 of Regulation S-X. For each of the services and relationships identified, PricewaterhouseCoopers LLP provided to those charged with governance for Forethought Life Insurance Company and Forethought Life Insurance Company Separate Account A an overview of the facts and circumstances surrounding the services and relationships, including the relevant entities and PricewaterhouseCoopers LLP member firms involved, the nature and scope of the services ongoing on the closing date of the Global Atlantic acquisition that were expected to be ongoing during the period between the close of the Global Atlantic acquisition and the conclusion of the audits, an estimation of the fees to be earned related to those services and relationships during the period between the close of the Global Atlantic acquisition and the conclusion of the audits, and other relevant factors bearing on auditor independence. The business relationships and services became impermissible only as a result of the Global Atlantic acquisition on February 2, 2021 and none of the impermissible services and relationships had or will have any impact on the December 31, 2020 financial statements of Forethought Life Insurance Company and Forethought Life Insurance Company Separate Account A audited by PricewaterhouseCoopers LLP. Additionally, none of the PricewaterhouseCoopers LLP audit engagement team members for the Forethought Life Insurance Company and Forethought Life Insurance Company Separate Account A audits were involved with the impermissible services or business relationships. The services and relationships identified between PwC and entities that became upstream affiliates of Forethought Life Insurance Company and Forethought Life Insurance Company Separate Account A, including KKR & Co. Inc., as well as entities that became affiliated entities under common control of KKR & Co. Inc. included: (i) the provision of management-related functions, including bookkeeping services, outsourcing services, project management services, system implementation services, and the preparation and filing of documents with non-tax authorities; (ii) the provision of tax and due diligence services under contingent fee arrangements; (iii) legal and expert services and (iv) business relationships.

Based on the totality of the information provided, both individually and in the aggregate, both PricewaterhouseCoopers LLP and those charged with governance for Forethought Life Insurance Company and Forethought Life Insurance Company Separate Account A concluded that PricewaterhouseCoopers LLP is capable of exercising objective and impartial judgment in connection with the audits of Forethought Life Insurance Company's financial statements and Forethought Life Insurance Company Separate Account A's financial statements as of and for the period ended December 31, 2020.

Forethought Life Insurance Company

Statutory Financial Statements

As of December 31, 2020 and 2019 and for the Years Ended
December 31, 2020, 2019, and 2018 and Supplemental Information

for the Year Ended December 31, 2020

Forethought Life Insurance Company
(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Index to Statutory Financial Statements

Report of Independent Auditors	F-3 – F-4
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus	F-5
Statutory Statements of Operations	F-6
Statutory Statements of Changes in Capital and Surplus	F-7
Statutory Statements of Cash Flows	F-8
Notes to Statutory Financial Statements — Statutory Basis	F-9 – F-46
Supplemental Information	F-47
Supplemental Schedule of Selected Statutory Basis Financial Data	F-48 – F49
Supplemental Schedule of Investment Risk Interrogatories	F-50 – F53
Summary Investment Schedule	F-54
Supplemental Schedule of Reinsurance Disclosures	F-55 – F56

Report of Independent Auditors

To the Board of Directors of
Forethought Life Insurance Company:

We have audited the accompanying statutory financial statements of Forethought Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations, changes in capital and surplus, and of cash flows for the years ended December 31, 2020, 2019, and 2018.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Indiana Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for the years ended December 31, 2020, 2019, and 2018.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for the years ended December 31, 2020, 2019, and 2018, in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance described in Note 2.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental schedule of selected statutory basis financial data, supplemental schedule of investment risk interrogatories, summary investment schedule and supplemental schedule of reinsurance disclosures (collectively, the "supplemental schedules") of the Company as of December 31, 2020 and for the year then ended are presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

Boston, Massachusetts
March 23, 2021

PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Suite 500, Boston, MA 02210
T: (617) 530 5000, F: (617) 530 5001, www.pwc.com/us

Forethought Life Insurance Company
(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Statutory Statements of Admitted Assets,
Liabilities, Capital and Surplus
As of December 31, 2020 and 2019

(Dollars in thousands, except share amounts)

Assets	Notes	2020	2019
Bonds	4	$25,386,379	$21,728,107
Unaffiliated common stock	4	299,904	160,939
Preferred stocks	4	3,004	3,004
Mortgage loans	4	7,635,933	7,447,314
Cash and short-term investments	4	570,562	1,757,682
Derivatives	4	463,207	324,465
Policy loans		3,701	3,779
Other invested assets	4	1,307,406	1,096,362
Subtotal, cash and invested assets		35,670,096	32,521,652
Deferred and uncollected premiums	9	9,616	9,821
Investment income due and accrued		177,616	175,839
Current federal and foreign income tax recoverable	7	27,310	—
Net deferred tax asset	7	—	870
Reinsurance recoverable	8	594,282	456,969
Other assets	15	1,009	1,150
Separate account assets	16	3,098,274	3,172,046
Total admitted assets		$39,578,203	$36,338,347
Liabilities
Aggregate reserve for life policy and contracts	10	$24,011,772	$21,950,662
Policy and contract claims		5,252	3,779
Funds held under reinsurance treaties	8	8,528,496	7,782,490
Transfers to separate accounts due or accrued		(686)	(469)
Asset valuation reserve		364,480	384,537
Interest maintenance reserve		94,661	76,747
Current federal income taxes payable		—	20,409
Net deferred tax liability	7	19,720	—
Reinsurance payable	8	557,422	587,766
Other liabilities	15	942,066	471,331
Separate account liabilities	16	3,098,274	3,172,046
Total liabilities		$37,621,457	$34,449,298
Capital and surplus
Common stock, $2,500 par value per share, 2,000 shares authorized, 1,000 shares issued and outstanding at 2018 and 2017		2,500	2,500
Surplus note	11	—	—
Paid in surplus		1,302,873	1,302,873
Unassigned surplus		651,373	583,676
Total capital and surplus		1,956,746	1,889,049
Total liabilities, capital and surplus		$39,578,203	$36,338,347

The accompanying notes are an integral part of these financial statements.

Forethought Life Insurance Company
(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Statutory Statements of Operations
For the Years Ended December 31, 2020, 2019 and 2018

(Dollars In thousands)

	Notes	2020	2019	2018
Revenue
Premiums and annuity considerations	8	$3,878,200	$4,786,545	$4,741,759
Net investment income	4	1,379,149	1,605,207	976,103
Amortization of interest maintenance reserve		11,896	9,557	11,700
Commissions, expense allowances and reserve adjustments		294,516	306,567	278,199
Other income	15	1,478	(5,713)	(174,350)
Total revenues		5,565,239	6,702,163	5,833,411
Benefits and expenses
Benefits paid or provided for:
Death benefits		179,162	163,526	168,044
Annuity payments		320,976	275,790	243,676
Accident and health claims		5,793	7,270	8,598
Interest and other payments on policy funds		33,059	41,174	19,860
Surrender benefits		2,001,225	1,497,601	1,112,178
Change in policy reserves, deposit funds and other contract liabilities		1,977,719	3,303,892	3,469,562
Total benefits		4,517,934	5,289,253	5,021,918
Net transfers to separate accounts	16	—	—	41
Commissions		349,026	363,555	334,822
General insurance expenses		249,786	283,464	282,407
Taxes, licenses and fees		14,701	12,261	13,123
Change in loading expenses		(269)	(383)	(894)
Other expenses	15	215,271	424,430	243,655
Total benefits and expenses		5,346,449	6,372,580	5,895,072
Net gain from operations before federal income taxes and realized capital losses		218,790	329,583	(61,661)
Federal and foreign income taxes	7	30,926	56,423	(47,503)
Net gain from operations before realized capital gains		187,864	273,160	(14,158)
Net realized capital gains (losses), net of tax and transfers to interest maintenance reserve	4	(244,489)	(83,860)	125,364
Net income		$(56,625)	$189,300	$111,206

The accompanying notes are an integral part of these financial statements.

Forethought Life Insurance Company
(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Statutory Statements of Changes in Capital and Surplus
For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

	Capital Stock	Paid in Surplus	Surplus Notes	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2017	$2,500	$937,873	$365,000	$320,167	$1,625,540
Net income	—	—	—	111,206	111,206
Change in net unrealized capital gains	—	—	—	71,095	71,095
Change in unrealized foreign exchange capital loss	—	—	—	(606)	(606)
Change in net deferred income tax	—	—	—	(1,358)	(1,358)
Change in non-admitted assets	—	—	—	(476)	(476)
Change in surplus in separate accounts	—	—	—	(16)	(16)
Change in asset valuation reserve	—	—	—	(50,568)	(50,568)
Change in surplus as a result of reinsurance	—	—	—	(1,635)	(1,635)
Dividend to stockholders	—	—	—	—	—
Change in surplus due to ceded unrealized gains	—	—	—	(21,849)	(21,849)
Prior year reserve correction	—	—	—	—	—
Balance at December 31, 2018	$2,500	$937,873	$365,000	$425,960	$1,731,333
Net income	—	—	—	189,300	189,300
Change in net unrealized capital gains	—	—	—	117,993	117,993
Change in unrealized foreign exchange capital loss	—	—	—	(45)	(45)
Change in net deferred income tax	—	—	—	49,745	49,745
Change in non-admitted assets	—	—	—	(4,693)	(4,693)
Change in surplus in separate accounts	—	—	—	(146)	(146)
Change in asset valuation reserve	—	—	—	(180,735)	(180,735)
Change in surplus as a result of reinsurance	—	—	—	(1,635)	(1,635)
Change in surplus note	—	365,000	(365,000)	—	—
Change in surplus due to ceded unrealized gains	—	—	—	(12,068)	(12,068)
Balance as of December 31, 2019	2,500	1,302,873	—	583,676	1,889,049
Net income	—	—	—	(56,625)	(56,625)
Change in net unrealized capital gains	—	—	—	227,582	227,582
Change in unrealized foreign exchange capital loss	—	—	—	747	747
Change in net deferred income tax	—	—	—	30,443	30,443
Change in non-admitted assets	—	—	—	8,131	8,131
Change in surplus in separate accounts	—	—	—	—	—
Change in asset valuation reserve	—	—	—	20,055	20,055
Change in surplus as a result of reinsurance	—	—	—	(1,635)	(1,635)
Change in surplus note	—	—	—	—	—
Dividend to stockholders	—	—	—	(150,000)	(150,000)
Change in surplus due to ceded unrealized gains	—	—	—	(23,747)	(23,747)
Prior year correction	—	—	—	12,746	12,746
Balance as of December 31, 2020	$2,500	$1,302,873	$—	$651,373	$1,956,746

The accompanying notes are an integral part of these financial statements.

Forethought Life Insurance Company
(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Statutory Statements of Cash Flows
For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

	2020	2019	2018
Cash from operations
Premiums and annuity considerations	$3,836,670	$4,701,692	$4,630,719
Net investment income	1,256,187	1,281,739	972,627
Other income	286,481	300,292	14,751
Total receipts from operations	5,379,338	6,283,723	5,618,097
Benefit and loss related payments	2,683,849	1,806,501	1,393,935
Net transfers to separate accounts	217	(786)	308
Commissions and expenses paid	826,818	1,074,367	865,106
Federal income taxes paid	58,348	76,021	24,263
Total payments from operations	3,569,232	2,956,103	2,283,612
Net cash from operations	1,810,106	3,327,620	3,334,485
Cash from investments
Proceeds from investments sold, matured or called
Bonds	6,827,973	7,238,108	5,367,388
Stocks	47,837	9,596	21,521
Other invested assets	278,790	1,026,439	614,656
Mortgage loans	1,864,076	1,393,834	685,689
Miscellaneous Proceeds	(621)	131,432	207,203
Total cash proceeds from investments	9,018,055	9,799,409	6,896,457
Cost of investments acquired
Bonds	10,324,876	9,111,178	7,683,642
Stocks	174,952	8,011	28,933
Other invested assets	354,305	1,240,170	1,062,956
Mortgage loans	2,065,605	3,532,578	2,650,761
Miscellaneous Applications	285,359	234,781	200,514
Total cost of investments acquired	13,205,097	14,126,718	11,626,806
Net increase in policy loans and premium notes	(79)	82	(1,257)
Net cash used for investments	(4,186,963)	(4,327,391)	(4,729,092)
Cash from financing and other sources
Net deposits on deposit-type contracts	99,526	285,444	95,057
Dividends to stockholders	(150,000)	—	—
Net change in funds held for reinsurers	746,005	1,329,085	1,466,165
Net change in derivative collateral and repurchase agreements	307,782	281,057	(156,017)
Other cash (applied) provided	186,424	(71,831)	50,726
Net cash from financing and other sources	1,189,737	1,823,755	1,455,931
Net change in cash and short-term investments	(1,187,120)	823,984	61,324
Beginning of the year	1,757,682	933,698	872,374
End of the year	$570,562	$1,757,682	$933,698
Supplemental schedule of non-cash investing activities
Non-cash exchange of bonds	(526,306)	304,140	(608,330)
Bonds remitted to settle reinsurance obligations	—	379,245	4,754,591
Stocks remitted to settle reinsurance obligations	—	—	2,057
Mortgages remitted to settle reinsurance obligations	—	—	345,769
Other invested assets remitted to settle reinsurance obligations	—	—	2,847
Supplemental schedule of non-cash financing and other activities
Non-cash capital and paid in surplus	—	365,000	—
Non-cash dividends to stockholders	—	—	—
Non-cash settlement of funds held under reinsurance obligations	—	379,245	5,105,264
The accompanying notes are an integral part of these financial statements.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

1.  ORGANIZATION AND NATURE OF OPERATIONS

Forethought Life Insurance Company, an Indiana domiciled life insurance company, (FLIC or the Company) is a wholly owned subsidiary of Commonwealth Annuity and Life insurance company, a Massachusetts domiciled life insurance Company (Commonwealth Annuity), which in turn is a wholly owned indirect subsidiary of Global Atlantic Financial Group Limited, a Bermuda company (Global Atlantic, which shall mean Global Atlantic Financial Group Limited and, unless otherwise indicated or the context otherwise requires, its applicable subsidiaries). Global Atlantic is partially owned by The Goldman Sachs Group, Inc. (GS).

Effective December 31, 2019, Forethought National Life Insurance Company (FNLIC) merged with and into the Company. The transaction was accounted for as a statutory merger and the Company assumed $200 of common stock which is reflected as contributed surplus. Unless otherwise noted, all prior period amounts and disclosures of the Company have been adjusted to include the results of FNLIC with any intercompany transactions eliminated as if the merger occurred on January 1, 2017.

The Company's principal products are fixed-rate and fixed-indexed annuities, referred to together as "fixed annuities", and FLIC is Global Atlantic's flagship seller of these policies. FLIC's retirement products are distributed primarily through a network of industry-leading distribution partners. FLIC's preneed life insurance products are distributed through funeral homes. FLIC is licensed in 49 states (all except New York) and the District of Columbia.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the Insurance Department of the State of Indiana ("Indiana SAP"), which differ in some respects from accounting principles generally accepted in the United Stated of America (GAAP). Prescribed statutory accounting practices (SAP) include publications of the National Association of Insurance Commissioners "Accounting Practices and Procedures Manual" (NAIC SAP), state laws, regulations and general administrative rules. The more significant of these differences are as follows:

•  Bonds which are "available-for-sale" or "trading" are carried at fair value under GAAP, and are carried at amortized cost under NAIC SAP, except for bonds in or near default which are carried at the lower of fair value or amortized cost under NAIC SAP;

•  Derivatives are carried at fair value. However, changes in unrealized capital gains and losses are not recognized in net income, but as changes to surplus;

•  The Asset Valuation Reserve (AVR) is required under NAIC SAP to offset potential credit-related investment losses on bonds, mortgage loans, stocks, real estate, and other invested assets. The AVR is recorded as a liability with changes in the reserve accounted for as direct increases or decreases in surplus. Under GAAP, no such reserve is required;

•  The Interest Maintenance Reserve (IMR) is required under NAIC SAP to defer recognition of realized gains and losses (net of applicable federal income taxes) on short and long term fixed income investments resulting from interest rate changes. The deferred gain and loss is amortized over the expected remaining life (maturity) of the investment sold. In the event that realized capital losses exceed gains on a cumulative basis, negative IMR is reclassified to a non-admitted asset. Under GAAP, no such reserve is required;

•  Policy acquisition costs, such as commissions, and other costs that are directly related to the successful efforts of acquiring new business are deferred under GAAP. Under NAIC SAP, such items are recorded as expenses when incurred;

•  Benefit reserves are determined using statutorily prescribed interest, morbidity and mortality assumptions under NAIC SAP, instead of using experience-based expense, interest, morbidity, mortality and voluntary withdrawal assumptions, with provision made for adverse deviation or the fair value method as elected with the closed block and no lapse guarantee products under GAAP;

•  Under NAIC SAP, amounts recoverable from reinsurers for unpaid losses are not recorded as assets, but as offsets against the respective policyholder liabilities. Under GAAP, amounts recoverable from reinsurers for unpaid losses are recorded as assets and not offset against the respective policyholder liabilities. Reinsurance balance amounts deemed to be

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

uncollectible are written off through a charge to operations. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings;

•  Deferred income taxes, which provide for book/tax temporary differences, are charged directly to unassigned surplus under NAIC SAP, whereas under GAAP, they are included as a component of net income. Deferred tax assets are also subject to an admissibility test under NAIC SAP;

•  Under NAIC SAP, certain items are designated as "non-admitted" assets (such as furniture and equipment, prepaid expenses, bills receivable, computer system software, and agents' balance, etc.) and are excluded from assets by a direct charge to surplus. Under GAAP, such assets are carried on the balance sheet with appropriate valuation allowances;

•  Under GAAP acquisition accounting, an intangible asset can be assigned a value representing the cost to duplicate, create or replace the asset, assigned a finite life, and amortized accordingly. NAIC SAP does not recognize this type of transaction but recognizes any amount paid in excess of the subsidiary's underlying statutory capital and surplus as unamortized goodwill on the parent company's books. Goodwill is then amortized into unrealized capital gains and losses, on a straight line basis for a period which the acquiring entity benefits economically, not to exceed 10 years;

•  Under GAAP accounting, Value of Business Acquired (VOBA) represents the difference between estimated fair value of insurance and reinsurance contracts acquired in a business combination and the carrying value of the purchased in-force insurance contract liabilities. For most products, VOBA is amortized over the life of the policies in relation to the emergence of estimated gross profits from surrender charges, investment income, hedges, mortality, net of reinsurance ceded and expense margins and actual realized gains and losses on investments. For UL products with secondary guarantees, VOBA is amortized in relation to the emergence of death benefits, and for most traditional life products, VOBA is amortized in relation to the pattern of U.S. GAAP reserves. Under NAIC SAP, consideration in excess of the net book value of business acquired is recognized as a ceding commission. Ceding commission expenses are recognized in income on the date of the transaction. Ceding commission revenues are recognized as a separate surplus item on a net of tax basis and are subsequently amortized into income as earnings from the business emerge.

•  Under NAIC SAP, revenues for annuity contracts and universal life policies consist of the entire premium received, and benefits incurred represent the total of death benefits paid, surrenders (net of surrender charges), and the change in policy reserves. Under GAAP, premiums received for annuity contracts and universal life that do not include significant mortality risk would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Charges for mortality expenses and surrenders for both types of policies would be recognized as revenue under GAAP;

•  Policyowner dividends are recognized when declared under NAIC SAP rather than over the term of the related policies as required by GAAP;

•  Under GAAP the Company has elected to carry the funds withheld assets at fair value while for statutory treatment the Company carries the funds withheld assets at amortized cost;

•  Under NAIC SAP, cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less;

•  Investments in subsidiaries where the Company has the ability to exercise control are consolidated for GAAP reporting. Under NAIC SAP, the equity value of subsidiaries is recorded as other invested assets and investments in common stocks of affiliated entities;

•  Surplus notes are instruments which have characteristics of both debt and equity, and are subject to strict control by the reporting entity's domiciliary regulator. Under NAIC SAP, surplus notes issued by a reporting entity are classified as an increase to surplus, and accrued interest payable is recognized only when approval to pay such interest has been obtained by the regulator. Under GAAP, surplus notes are classified as debt, and interest payable is incurred on a straight-line basis.

The effects on the financial statements of the variances between statutory and GAAP, although not readily determinable, are presumed to be material.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Use of Estimates

The preparation of financial statements in accordance with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ significantly from those estimates. Significant estimates included in the accompanying statutory basis financial statements are assumptions and judgments utilized in determining if declines in fair values of investments are other-than-temporary, valuation methods for infrequently traded securities and private placements, policy liabilities and accruals relating to legal and administrative proceedings and estimates to establish the reserves for future policy benefits.

Investments

Bonds

The NAIC classifies bonds into six quality categories. These categories range from 1 (the highest) to 5 (the lowest) for non-defaulted bonds, and category 6 for bonds in default. Bonds in default are required to be carried at the lower of amortized cost or NAIC fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Bonds and preferred stocks, excluding loan-backed and structured securities (LBASS), are stated at amortized cost using the modified scientific method, or fair value in accordance with the "Purposes and Procedures Manual (P & P Manual) of the NAIC Capital Markets and Investment Analysis Office" (CMIAO). Fair values are measured in accordance with the Statements of Statutory Accounting Principles (SSAP) No. 100 Fair Value Measurements (SSAP No.100). Short-term investments are highly liquid investments readily convertible to cash, with maturities of greater than 90 days and less than one year at time of purchase and are reported at amortized cost.

LBASS are stated at amortized cost or fair value in accordance with the P & P Manual of the CMIAO. Prepayment assumptions are primarily obtained from external sources or internal estimates, and are consistent with the current interest rate and economic environment. The prospective adjustment method is used on most non-agency LBASS. Fair values are based on quoted market prices. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models, based on discounted cash flow analysis. The Company reviews securities at least quarterly for other-than-temporary impairments (OTTI) using current cash flow assumptions.

The NAIC has contracted with Blackrock, for non-agency Residential Mortgage Backed Securities (RMBS) and Commercial Mortgage Backed Securities (CMBS), to provide expected loss information, which the Company must use to determine the appropriate NAIC designations for accounting, and risk-based capital (RBC) calculations.

Common Stock

Unaffiliated common stocks are reported at fair value based on quoted market prices or determined internally utilizing available market data and financial information pertaining to the underlying company. The related net unrealized gains or losses are reported in unassigned surplus. The related adjustment for federal income taxes is included in deferred income taxes in unassigned surplus.

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are based on the fair value of the collateral. Fair value is determined by discounting the projected cash flows for each property to determine the current net present value.

Commercial mortgage loans (CMLs) acquired at a premium or discount are carried at amortized cost using the effective interest rate method. CMLs held by the Company are diversified by property type and geographic area throughout the United States. CMLs are considered impaired when it is probable that the Company will not collect amounts due according to the terms of the original loan agreement. The Company assesses the impairment of loans individually for all loans in the portfolio. The Company estimates the fair value of the underlying collateral using internal valuations generally based on discounted cash flow analyses.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Financial Instruments and Derivatives

In the normal course of business, the Company enters into transactions involving various types of financial instruments including derivatives. Derivatives are instruments that derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Derivatives may be privately negotiated contracts, which are usually referred to as over-the-counter (OTC) derivatives, or they may be listed and traded on an exchange (exchange-traded). Exchange-traded equity futures are transacted through a regulated exchange. From time to time, futures contracts are terminated. The clearinghouse guarantees the performance of both counterparties, which mitigates credit risk.

The Company primarily uses OTC derivatives to hedge its exposure to fixed annuity and preneed products. Some annuity products provide policy holders the potential return that is linked to the market while some preneed products provide death benefits with growth rates determined by various consumer price indexes (CPI). Fixed index annuity contracts credit interest based on certain indices, primarily the Standard & Poor's 500 Composite Stock Price Index. OTC call options and call spreads are purchased to hedge the growth in interest credited to the customer as a direct result of increases in the related indices. Upon exercise, the Company will receive the fair value of the call options and call spreads. For life products whose death benefit growth rate is determined by various consumer price indexes CPI, the Company has hedged this risk by entering into CPI swaps. The Company values the OTC options utilizing the Black-Scholes and Heston models. The Company also compares the derivative valuations to the daily counterparty marks to validate the model outputs. The parties with whom the Company enters into OTC option contracts are highly rated financial institutions. Contracts are also fully supported by collateral, which minimizes the credit risk associated with such contracts. The Company considers these derivatives to be effective hedges in accordance with SSAP No. 86, Derivatives (SSAP No. 86). Under such treatment, the equity index options are marked to market, with changes in unrealized gains or losses reported as a component of net investment income. Upon expiry, the difference between the cash proceeds and cost is also recognized as a component of net investment income. The CPI swaps are carried at book value consistent with the hedged liabilities.

The Company also owns foreign currency denominated bonds that generate exposure to FX risk. The Company has hedged this risk by entering into foreign currency swaps. Under the terms of the swaps, the Company pays fixed and floating rate terms denominated in foreign currency and receives fixed USD. The Company considers these derivatives to be cash flow hedges. Under such treatment, the unrealized gains and losses on are recorded consistent with the bonds hedged.

Low Income Housing Credits

The Company holds investments in Low Income Housing Tax Credits with 10 years remaining of unexpired tax credits and with a required holding period of 15 years.

Other Invested Assets

Other invested assets consist of investment in a partnerships, joint ventures and LLC's. The Company values these interests based upon the investment method and their proportionate share of the underlying GAAP equity of the investment.

Cash and Short-Term Investments

Cash and short-term investments include cash on hand, amounts due from banks, and highly liquid short-term investments. The Company considers all investments with an original maturity of 90 days or less as cash equivalents. Cash equivalent investments are stated at amortized cost. The Company considers all investments with an original maturity of greater than 90 days and less than one year as short-term investments. Short-term investments are stated at amortized cost.

Investment Income

Investment income is recognized on an accrual basis. Any investment income which is over 90 days past due is excluded from surplus. Investments in bonds that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Capital Gains and Losses

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, to the IMR, the portion of realized gains and losses on sales of fixed income

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

The IMR liability establishes a reserve for realized gains and losses, net of tax, resulting from changes in interest rates on short and long term fixed income investments. The Company acquires IMR associated with certain assumed blocks of business through reinsurance transactions. Should realized capital losses exceed gains on a cumulative basis, the resulting negative IMR is reclassified to assets and is non-admitted. Net realized gains and losses charged to the IMR are amortized into revenue over the remaining life of the investment sold.

Dividends declared by or received from a subsidiary are recognized in investment income to the extent that these are not in excess of the affiliate's unassigned surplus. Dividends in excess of the affiliate's unassigned surplus are offset against the carrying amount of the investment.

Changes in non-admitted asset carrying amounts of bonds and mortgages on real estate are credited directly to unassigned surplus.

The Company evaluates mortgages for impairment based on the credit quality of the borrowers ability to pay, common stocks, which are primarily affiliated companies, based on the underlying financial condition of those companies, and joint ventures, partnerships and Limited Liability Companies (LLCs) when it is probable that it will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings that would justify the carrying value of the investment.

At least quarterly, management reviews impaired securities for OTTI. The Company considers several factors when determining if a security is other-than-temporarily impaired, including but not limited to the following: its intent and ability to hold the impaired security until an anticipated recovery in value; the issuer's ability to meet current and future principal and interest obligations for bonds; the length and severity of the impairment; and, the financial condition and near term and long-term prospects for the issuer. The review process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions and other similar factors. The process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. Additional factors are considered when evaluating the unique features that apply to certain structured securities, including but not limited to the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority with the tranche structure of the security.

Recognition of Premium Income and Acquisition Costs

Life premiums are recognized as income over the premium-paying period of the related polices. Annuity considerations are recognized as income when received. Deposits on deposit-type contracts, such as supplemental contracts, dividend accumulations, and premium and other deposit funds, are recorded as a liability when received. Considerations for inforce block liabilities assumed are recognized as premium income when received. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Deposit Accounting

In accordance with SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance (SSAP No. 61R) and Actuarial Guidance A791 "Life and Health Reinsurance Contracts", deposits and returns of deposits are recorded directly on the balance sheet with an offset to surplus, instead of reported in the Statements of Operations. Fee income and expenses are recorded as earned / incurred. The liabilities under applicable treaties are re-categorized as deposit liabilities rather than reserves, and any unpaid settlements are categorized as other payables or receivables rather than reinsurance payables / receivables.

Modified Coinsurance and Funds Withheld Reserve Adjustment

In accordance with SSAP No. 61R, the cedant retains invested assets supporting ceded reserves for modified coinsurance or funds withheld coinsurance. The counterparties settle the statutory net income. The significant contributors to this

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

settlement are premiums, transfers from separate accounts, change in statutory reserves, mark-to-market of the derivative portfolio and other investment returns.

Policy and Contract Claims

The liability for policy and contract claims is based on actual claims submitted but not paid on the statement date and an estimate of claims that had been incurred but not been reported on the statement date.

Insurance Reserves and Annuity and other Funds

Reserving Practices

Reserves for life insurance policies are based on amount of insurance, issue age, duration, and premium paying pattern. Interest rates range from 3.0% to 5.5%, depending on the date of policy issue. The majority of reserves are calculated using the 1980 CSO Mortality Table. Tabular interest on funds not involving life contingencies have been determined by formula as described in the NAIC Annual Statement Instructions.

Reserves for a majority of the annuity contracts are determined in accordance with Commissioners' Annuity Reserve Valuation Method (CARVM). Valuation interest rates range from 3.0% to 6.25% based on the date of issue. The majority of reserves are calculated using the Annuity 2000 mortality table and 2012 Individual Annuity Reserving mortality table.

All policies issued by the Company had gross premiums in excess of net premiums.

Substandard policies are reserved in relation to net amount at risk.

Federal Income Taxes

Deferred federal income taxes are calculated as defined by SSAP No. 101, Income Taxes (SSAP No. 101). SSAP No. 101 establishes deferred tax assets and liabilities based on differences between statutory and tax bases of reporting. The deferred tax assets are then subject to an admissibility test, which can limit the amount of deferred tax assets that are recorded. The deferred federal income taxes result primarily from insurance reserves, policy acquisition expenses, and ceding commissions.

Separate Accounts

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain variable annuity contract holders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations. The investment income gains and losses of these accounts generally accrue to the contract holders and therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected as other income. The fair value of assets and liabilities held in separate accounts is based on quoted market prices. Separate account assets representing contract holder funds are measured at fair value and reported as a summary total in the Statements of Admitted Assets, Liabilities, Capital and Surplus, with an equivalent summary total reported for separate account liabilities.

The Company receives fees for assuming mortality and certain expense risks. Such fees are included in Other Income in the accompanying Statement of Operations. Reserves in the separate accounts for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners' Annuity Reserve Valuation Method (VACARVM) under Actuarial Guideline VM-21. However, the adoption of VM-21 did not have an impact as these contracts are 100% ceded.

Transfers from Separate Accounts Due or Accrued, and Accrued Expense Allowance

The Company records a negative liability due from the separate accounts which primarily represents amounts that are held for policy account values in excess of statutory reserves, and certain other policy charges, including cost of insurance charges, administrative charges and guaranteed minimum death benefit (GMDB) charges, partially offset by associated reinsurance credits. This negative liability due from the separate accounts also includes assumed and ceded business. Amounts held in excess of the statutory reserves cannot be transferred from the separate account unless the policy is terminated or the policy account value is withdrawn.

Guaranty Fund Assessments

Guaranty fund assessments are paid to various states. The assessments are amortized against the premium tax benefit period.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Recently Adopted Accounting Standards

In May, 2020, the NAIC Statutory Accounting Principles Working Group issued INT 20-07: Troubled Debt Restructuring of Certain Debt Investments Due to COVID-19. As it relates to all debt securities, the interpretation establishes exceptions for the recognition of troubled debt restructuring for debtors who are experiencing financial difficulty. The interpretation provides practical expedients in assessing whether modifications in response to COVID-19 are insignificant under SSAP No. 36, Troubled Debt Restructurings, and in assessing whether an exchange is substantive under SSAP No. 103R, Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. The Working Group adopted revisions to SSAP No. 26R — Bonds, to establish an exception for the recognition of other-than-temporary impairments, which states that when bond terms are modified from the original terms, future impairment assessments shall be based upon the modified rather than the original contract terms. The Company has adopted the guidance in the current period.

In May, 2020, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 2R, Cash, Cash Equivalents, Drafts, and Short-Term Investments, which restrict the classification of certain related party or affiliated investments as cash equivalent or short-term investment. Additionally, adopted guidance requires disclosures identifying investments which remain on the short-term schedule for more than one year. The Company has made such disclosure in these statements, as applicable.

In May, 2020, the NAIC Statutory Principles Working Group adopted revisions to SSAP No. 41 — Surplus Notes. These revisions increase disclosure requirements regarding the issuance of surplus notes and the associated asset in which the terms negate or reduce typical cashflow exchanges. The Company has adopted this guidance and there is no impact to the Company as a result of these revisions.

On April 15, 2020, the NAIC Statutory Accounting Principles Working Group adopted FASB Interpretation 20-01: ASU 2020-04 — Reference Rate Reform allowing temporary (optional) expedient and exception interpretative guidance, with a sunset date of December 31, 2022. These optional expedients would allow entities (under certain circumstances) to avoid having to remeasure contracts or reassess a previous accounting determination for hedged items. The Working Group adopted revisions to SSAP No. 15 — Debt Holding Company Obligations, SSAP No. 22R — Leases, and SSAP No. 86 — Derivatives, to transition from LIBOR to more observable or transaction-based reference rates. The Company will adopt this guidance and any changes to the Company will be reflected on a prospective basis.

In July, 2020, as part of the Investments Classification Project, the NAIC Statutory Accounting Principles Working Group adopted substantive changes to SSAP No. 32 — Preferred Stock. The new guidance, which is effective January 1, 2021, with the option to early adopt in 2020, states that preferred stock is to be classified as redeemable, perpetual, or mandatorily convertible, and distinct measurement standards are applied to each category. Redeemable preferred stock shall be reported at amortized cost if it is rated 1 or 2, or at the lower of amortized cost or fair value if it is rated 3 through 6. Perpetual preferred stock shall be reported at fair value. Mandatorily redeemable preferred stock shall be reported at fair value not to exceed any call price. The Company will adopt this guidance and apply it prospectively on its effective date in 2021.

In July, 2020, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 26R — Bonds, which clarifies guidance around gains and losses, inclusive of fees and penalties, resulting from bond tender offers and bonds called before their maturity date. Prepayment fees and acceleration fees paid when a bond is liquidated prior to its maturity date shall be recognized in investment income when received. The Company has adopted this guidance and reflected amounts in investment income in the current period as applicable.

In July, 2020, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 3 — Accounting Changes and Corrections of Errors, which clarified that voluntary decisions to choose one allowable reserving methodology over another, which require commissioner approval under the Valuation Manual, shall be reported as a change in valuation basis. The Company has adopted this guidance and there is no impact to the Company in the current period.

In April, 2020, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 100R — Fair Value, which requires the removal and modification of certain disclosures and added new disclosures related to fair value measurements. The Company has made such disclosures in these statements.

In December, 2019, the NAIC Statutory Accounting Principles Working Group adopted revisions to guidance surrounding Supplemental Investment Risk Interrogatories, which clarified that Investments held in diversified funds do not need to be

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

separately aggregated with other investments for the purposes of issuer concentration disclosures. The Company has adopted this guidance in 2020 and there is no impact to the Company as a result of these revisions.

In April, 2019, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 100R — Fair Value (SSAP No. 100R), which requires the removal and modification of certain disclosures and added new disclosures related to fair value measurements. The Company has made such disclosures in these statements.

In April, 2019, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 86 — Derivatives (SSAP No. 86), which reflect updated benchmark interest rates for hedge accounting permitted under U.S. GAAP. The Company has adopted this guidance and any impact on the Company will be on a prospective basis.

In May, 2019, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 26R — Bonds (SSAP No. 26R), which provides guidance for when bonds are called with consideration received less than par and clarifies in instances where consideration received is less than book adjusted carrying value, the entire difference should be reported through investment income. There was no significant impact to the Company due to the adoption of these revisions.

In May, 2019, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 26R — Bonds (SSAP No. 26R) and SSAP No. 72 — Surplus and Reorganization (SSAP No. 72), which clarifies bonds received as property dividends or capital contributions should be recorded at fair value. The Company has historically accounted for property dividends or capital contributions at fair value. As a result there was no impact to the Company due to the adoption of these revisions.

In August, 2019, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 43R — Loan-Backed and Structured Securities (SSAP No. 43R), which clarifies if a SSAP No. 43R security has different NAIC designations by lot, then the reporting entity shall either 1) report the entire investment in a single reporting line at the lowest NAIC designation that would apply to a lot or 2) report the investment separately by purchase lot in the investment schedule. The Company continues to report SSAP No. 43R securities separately by purchase lot in the investment schedules, so there was no impact to the Company due to the adoption of these revisions.

In August, 2019, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 25 — Affiliates and Other Related Parties (SSAP No. 25), SSAP No. 26R — Bonds (SSAP No. 26R), SSAP No. 32 — Preferred Stock (SSAP No. 32), SSAP No. 43R — Loan-Backed and Structured Securities (SSAP No. 43R) and SSAP No. 48 — Joint Ventures, Partnerships and Limited Liability Companies, clarifying the application of SSAP No. 25 as well as a related party classification when a transaction is in substance a related party transaction. The adoption of these clarifications had no impact in the Company's financial statements.

In March, 2018, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 68 — Business Combinations and Goodwill (SSAP No. 68), which requires certain new disclosures related to goodwill. The revision to SSAP No. 68 was effective December 31, 2018 and has no impact on the Company's financial statements.

In May, 2018, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 97 — Investments in Subsidiary, Controlled and Affiliated Entities (SSAP No. 97), clarifying accounting and reporting for companies whose SCA losses result in a zero, or negative, equity in an SCA. In those cases, the carry value of the investment shall be limited to zero and the company shall disclose the aggregate level of losses which represent its share in the investment. The Company adopted this guidance in 2019 and has had no SCA losses to report.

In August, 2018, the NAIC Statutory Accounting Principles Working Group adopted revised guidelines for the Summary Investment Schedule, to better align the summary to underlying investments schedules presented in other parts of the financial statements. Adjustments were made to the Summary Investment Schedule upon adoption, and amounts on that schedule align more closely with amounts in the investments footnote, given the new definitions.

In November, 2018, as part of the Investment Classification Project, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 30 — Unaffiliated Common Stock (SSAP No. 30), expanding the definition of common stock to include closed end funds and unit investment trusts. At this time, the Company does not hold this type of investment.

In November, 2018, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 72 — Surplus and Quasi — Reorganizations (SSAP No. 72), clarifying accounting for distributions, particularly the distinction between

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

dividends and returns of capital. The Company adopted this guidance and reports distributions consistently with that new guidance.

Correction of Errors

The Company discovered reporting errors for prior years. The impact of these errors has been reclassified to opening surplus per SSAP No. 3, Accounting Changes and Corrections of Errors, paragraph 10, which states: "Correction of errors in previously issued financial statements shall be reported as adjustments to unassigned funds (surplus) in the period an error is detected." The Company does not believe these errors are significant to capital and surplus at December 31, 2020, or in prior years.

•  Subsequent to filing the 2019 annual statement, the Company discovered an adjustment to reserves with a total net decrease to surplus of $12,746.

The impact to opening surplus was $12,746 at December 31, 2020.

Certain previously reported amounts have been reclassified to conform to the current year presentation.

3.  PRESCRIBED AND PERMITTED ACCOUNTING PRACTICES

The Indiana Department of Insurance recognizes only statutory accounting practices prescribed or permitted by the State of Indiana for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Indiana Insurance Law. The NAIC's Accounting Practices & Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Indiana. The commissioner of the Indiana Department (the Commissioner) has the right to permit other specific practices that deviate from prescribed practices.

The Company, with the permission of the Commissioner, uses the Plan Type A discount rate with a guaranteed duration of less than five years under Actuarial Guideline 33 (AG33) on the entire in-force block of annuities with Guaranteed Minimum Withdrawal Benefits issued prior to October 1, 2013. By definition, AG33 would require the defined payments of the Guaranteed Lifetime Income Benefit (GLIB) benefit stream to be discounted using the Type B or Type C rate until the policy's contract value is exhausted and the additional payments to be discounted using the Type A rate. Type A, Type B, and Type C rates vary based on the withdrawal characteristics available to the policyholder for a specific contract.

The differences between NAIC SAP and Indiana SAP relate to reserve valuation prescribed by AG33. The differences are reflected in "increase in reserves for future policy benefits" for net income, and in "reserves for future policy benefits" for surplus.

A reconciliation of the Company's net income and capital and surplus between the practices prescribed and permitted by the State of Indiana and NAIC SAP is shown below:

	December 31,
	2020	2019	2018
Net income, Indiana basis	$(56,625)	$189,300	$111,206
Indiana permitted practice:
State permitted practices that increase / (decrease) NAIC SAP	3,717	3,357	(5,191)
Net income, NAIC statutory accounting practices	$(52,908)	$192,657	$106,015
Statutory surplus, Indiana basis	$1,956,746	$1,889,049	$1,731,333
Indiana permitted practice:
State permitted practices that increase / (decrease) NAIC SAP	(25,997)	(29,002)	(31,758)
Statutory surplus, NAIC statutory accounting practices	$1,930,749	$1,860,046	$1,699,575

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

4.  INVESTMENTS

Bonds

Book Adjusted/Carrying Values and Fair Values

The book adjusted/carrying value and fair value of investment in long term, short-term (excludes non-bond investments of $10,522 and $1,097,917) and cash equivalent bonds (excludes non-bond cash and cash equivalent investments of $549,295 and $533,637) are as follows:

	December 31, 2020
	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Long Term, Short-Term and Cash Equivalent Bonds:
U.S. government security obligations	$84,841	$1,170	$(1,439)	$84,573
All other governments	115,591	15,137	—	130,728
Political subdivisions	21,047	1,334	—	22,381
Special revenue and special assessment obligations	1,832,103	142,726	(2,676)	1,972,153
Hybrid	—	—	—	—
Industrial and miscellaneous	23,263,400	1,503,719	(139,837)	24,627,282
Parent, Subsidiaries and Affiliates	—	—	—	—
U.S. States, Territories and Possessions	69,397	6,132	—	75,529
ETF Bonds	—	—	—	—
Total long term bonds	25,386,379	1,670,218	(143,952)	26,912,646
Short-term bonds	10,745	19	—	10,764
Cash equivalent bonds	—	—	—	—
Total long term, short-term and cash equivalent bonds	$25,397,124	$1,670,237	$(143,952)	$26,923,410
	December 31, 2019
	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Long Term, Short-Term and Cash Equivalent Bonds:
U.S. government security obligations	$287,930	$556	$(101)	$288,386
All other governments	94,027	8,698	—	102,725
Political subdivisions	8,342	553	—	8,895
Special revenue and special assessment obligations	926,364	65,968	(1,256)	991,076
Hybrid	—	—	—	—
Industrial and miscellaneous	20,360,952	932,234	(74,177)	21,219,009
Parent, Subsidiaries and Affiliates	—	—	—	—
U.S. States, Territories and Possessions	50,492	5,164	—	55,656
ETF Bonds	—	—	—	—
Total long term bonds	21,728,107	1,013,173	(75,534)	22,665,747
Short-term bonds	107,655	5	(31)	107,629
Cash equivalent bonds	18,473	—	—	18,473
Total long term, short-term and cash equivalent bonds	$21,854,235	$1,013,178	$(75,565)	$22,791,849

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

The book adjusted/carrying value and fair value of bonds by contractual maturity at December 31, 2020 are shown below. Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations with or without call or prepayment penalties or the Company may have the right to put or sell the obligations back to the issuers. Mortgage-backed securities are included in the category representing their stated maturity.

	Book/ Adjusted Carrying Value	Fair Value
Due in one year or less	$190,628	$191,531
Due after one year through five years	1,687,872	1,815,177
Due after five years through ten years	2,613,781	2,883,438
Due after ten years	4,777,157	5,347,853
Mortgage backed and asset backed securities	16,127,686	16,685,411
Total	$25,397,124	$26,923,410

The following tables provide information about the Company's bonds that have been continuously in an unrealized loss position:

	December 31, 2020
	Less than or equal to Twelve Months		Greater than Twelve Months		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Long Term, Short Term and Cash Equivalent Bonds:
United States government	$68,436	$(1,438)	$140	$(2)	$68,576	$(1,440)
All other governments	—	—	—	—	—	—
Political subdivisions	—	—	—	—	—	—
Special revenue and special assessment obligations	149,285	(1,570)	29,270	(1,106)	178,555	(2,676)
U.S. States, Territories and Possessions	—	—	—	—	—	—
Industrial and miscellaneous	2,608,965	(94,659)	1,704,004	(45,179)	4,312,969	(139,838)
Total long term bonds	2,826,686	(97,667)	1,733,414	(46,287)	4,560,100	(143,954)
Short-term bonds	—	—	—	—	—	—
Cash equivalent bonds	—	—	—	—	—	—
Total long term, short-term and cash equivalent bonds	$2,826,686	$(97,667)	$1,733,414	$(46,287)	$4,560,100	$(143,954)

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

	December 31, 2019
	Less than or equal to Twelve Months		Greater than Twelve Months		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Long Term, Short Term and Cash Equivalent Bonds:
United States government	$279,684	$(79)	$1,382	$(22)	$281,066	$(101)
All other governments	—	—	—	—	—	—
Political subdivisions	—	—	—	—	—	—
Special revenue and special assessment obligations	36,496	(613)	22,916	(643)	59,412	(1,256)
U.S. States, Territories and Possessions	93	—	—	—	93	—
Industrial and miscellaneous	2,241,734	(32,116)	1,825,507	(42,061)	4,067,241	(74,177)
Total long term bonds	2,558,007	(32,808)	1,849,805	(42,726)	4,407,812	(75,534)
Short-term bonds	34,369	(31)	—	—	34,369	(31)
Cash equivalent bonds	—	—	—	—	—	—
Total long term, short-term and cash equivalent bonds	$2,592,376	$(32,839)	$1,849,805	$(42,726)	$4,442,181	$(75,565)

The Company has the intent and ability to hold all bonds in an unrealized loss position until amortized cost basis is recovered. The Company recognized $8,186 of impairments in 2020 and $— impairments in 2019.

As of December 31, 2020 and 2019, the number of securities in an unrealized loss position for over 12 months consisted of 192 and 219, respectively.

In the course of the Company's asset management, no securities have been sold and reacquired within 30 days of the sale date to enhance the Company's yield on its investment portfolio.

Insurer Self-Certified Securities

The following represents securities for which the Company does not have all information required for the NAIC to provide a NAIC designation, but for which the Company is receiving timely payments of principal and interest. These securities are referred to as "5GI Securities".

The Company's 5GI securities as of December 31, 2020 and December 31, 2019, respectively, were as follows:

	Number of 5GI Securities		Aggregate BACV		Aggregate Fair Value
Investment	Current Year	Prior Year	Current Year	Prior Year	Current Year	Prior Year
LBASS — AC	$13	7	$177,235	$106,519	$180,800	$104,454
Total	$13	7	$177,235	$106,519	$180,800	$104,454

AC — Amortized cost

BACV — Book adjusted carrying value

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Subprime Mortgage Related Risk Exposure

While the Company holds no direct investments in subprime mortgage loans, the Company has limited exposure to subprime borrowers, through direct investments in primarily investment grade securities with underlying subprime exposure. The Company's definition of subprime is predominantly based on borrower statistics from a residential pool of mortgages. Included in the statistics evaluated is the average credit score of the borrower, the loan-to-value ratio, the debt-to-income statistics, and the diversity of all these statistics across the borrower profile. As is true for all securities in the Company's portfolio, the Company reviews the entire portfolio for impairments at least quarterly. Included in that analysis are current delinquency and default statistics, as well as the current and original levels of subordination on the security.

The Company has indirect subprime exposure through the following investments:

	December 31, 2020
	Actual Cost	Book/ Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
Loan backed and structured securities	$315,578	$320,595	$380,892	$—
Total	$315,578	$320,595	$380,892	$—
	December 31, 2019
	Actual Cost	Book/ Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
Loan backed and structured securities	$235,192	$236,671	$290,210	$—
Total	$235,192	$236,671	$290,210	$—

Mortgage Loans

Maturities

The maturity distribution for mortgages is as follows:

	Year Ended December 31,
	2020	Percentage
2021	$679,548	8.90%
2022	499,809	6.55%
2023	910,086	11.92%
2024	638,997	8.37%
2025 and thereafter	4,907,493	64.26%
Total	$7,635,933	100.00%

Regions and Type

The Company evaluates all of its mortgage loans for impairment. This evaluation considers the borrower's ability to pay and the value of the underlying collateral. When a loan is impaired, its impaired value is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, except that as a practical expedient, the impaired value may be based on a loan's observable market price (where available), or the fair value of the collateral if the loan is a collateral-dependent loan. An allowance is established for the difference between the loan's impaired value and its current carrying value. Additional allowance amounts established for incurred but not specifically identified impairments in the mortgage portfolio, based on analysis of market loss rate data, adjusted for specific characteristics of the Company's portfolio and changes in economic conditions. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

During 2020, the Company recognized total impairments of $1,054 on mortgage loans all of which was recorded as a reduction to the carrying value of loans. During 2019, the Company recognized total impairments of $1,564 on mortgage loans all of which was recorded as a reduction to the carrying value of loans. During 2018, the Company recognized total impairments of $2,682 on mortgage loans all of which was recorded as a reduction to the carrying value of loans.

Mortgage loans are collateralized by the underlying properties. Collateral for commercial mortgage loans and residential loans must meet or exceed 125% of the loan at the time the loan is made. The Company grants only commercial and residential loans to customers throughout the United States. The Company has a diversified loan portfolio with no exposure greater than 22.69% of our total exposure in any state at December 31, 2020.

The following table presents the Company's CMLs by geographic region and property type:

	Year Ended December 31,
	2020	Percentage	2019	Percentage
Atlantic	$1,886,742	24.71%	$1,982,372	26.62%
Mountain	369,555	4.84%	345,039	4.63%
New England	298,683	3.91%	275,951	3.71%
North Central	557,784	7.30%	564,181	7.58%
Pacific	2,176,365	28.50%	1,970,550	26.46%
South Central	1,490,504	19.52%	1,587,801	21.32%
Various	856,300	11.22%	721,420	9.68%
Total	$7,635,933	100.00%	$7,447,314	100.00%

The mortgage loans by type are as follows:

	Year Ended December 31,
	2020	Percentage	2019	Percentage
Retail	$266,088	3.48%	$219,619	2.95%
Office	1,705,182	22.33%	1,728,499	23.21%
Industrial	850,328	11.14%	738,362	9.91%
Residential	3,519,325	46.09%	3,430,840	46.07%
Other	1,295,010	16.96%	1,329,994	17.86%
Total	$7,635,933	100.00%	$7,447,314	100.00%

In 2020 the minimum and maximum rates of interest received for commercial and residential loans were 2.20% and 7.23%. The maximum percentage of any one loan to the value of the security at the time of the loan was 80.47%. In 2019, the minimum and maximum rates of interest received for commercial loans were 1.90% and 11.31%. The maximum percentage of any one loan to the value of the security at the time of the loan was 80.47%.

Derivatives and Hedging Activities

The Company utilizes various derivative instruments to hedge risk identified in the normal course of its insurance business. The Company owns equity index options to limit its net exposure to equity market risk. The Company also owns the currency and CPI swaps to hedge the currency and inflation risk. The Company mitigates the adverse market and interest rate risk by entering into futures and interest rate swaps. The Company receives collateral from its derivative counterparties to limit credit risk.

The Company's derivative portfolio consists of equity index call options and spreads to hedge equity exposure associated with Equity Indexed Annuities underwritten. The Company utilizes the CPI swaps to hedge the exposure to inflation risk associated with its prefunded funeral insurance business. The Company entered into currency swaps to limit its currency exposure from FX denominated assets. The Company limits the adverse market and interest rate risk by entering into futures and interest rate swaps. The total carrying values of derivative assets were $463,207 and $324,465 as of December 31, 2020 and 2019, respectively.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Prior to Q4 2020, the Company's equity index options were accounted for as effective hedges. Under such treatment, the equity index options are marked to market, with changes in unrealized gains or losses reported as a component of net investment income. Upon expiry, the difference between the cash proceeds and cost is also recognized as a component of net investment income. Starting in Q4 2020, the Company elected to account for its equity index options using the fair value method of accounting under SSAP No. 86, with changes in fair value recorded as unrealized investment gains or losses. The realized gains or losses are recorded upon the derivative contract expiry. The CPI swaps are carried at book value consistent with the hedged liabilities. The FX unrealized gains or losses on currency swaps are recorded consistent with the FX bonds hedged. The total net investment income (loss) recognized from derivative instruments were $(28,960), $209,124, and $(144,530) as of December 31, 2020, 2019, and 2018 of which, equity index options generated $(28,960) net investment income (loss) in 2020, $209,124 in 2019, and $(144,530) in 2018.

The Company's credit risk is the risk of nonperformance by OTC counterparties. The Company limits this risk by utilizing and managing collateral according to a Credit Support Annex agreement (CSA). The company negotiates the CSA agreement with each highly rated counterparty prior to trading. Collateral is managed to CSA standards by derivative custodian BNY.

The current credit exposure of the Company's over the counter derivative contracts is limited to the fair value of $296,693 and $301,949 as of December 31, 2020 and 2019. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining net collateral of $291,124 and $299,956 from counterparties as of December 31, 2020 and 2019. In the event of the nonperformance by the counterparties, the Company has the right to the collateral pledged by counterparties. The exchange-traded futures are affected through a regulated exchange and positions are marked to market on a daily basis, the Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments.

The fair value of the derivative assets and liabilities by risk hedged, prior to derivative netting through same counterparties were as follows:

	As of December 31, 2020
Risk Hedged	Derivative Assets	Derivative Liabilities	Notional Amounts
Equity/Index	$448,532	$150,557	$12,213,295
Inflation	—	21,805	146,340
Currency	3,022	1,598	69,410
Interest Rates	125,449	12,632	2,696,991
Adverse Market	—	—	—
Gross fair value of derivative instruments	$577,003	$186,592	$15,126,036
Offset per SSAP No. 64	(113,796)	(113,796)
Net fair value of derivative instruments	$463,207	$72,796
	As of December 31, 2019
Risk Hedged	Derivative Assets	Derivative Liabilities	Notional Amounts
Equity/Index	$321,440	$5,880	$8,335,144
Inflation	—	21,924	—
Currency	1,433	591	37,716
Interest Rates	2,162	—	426,740
Adverse Market	—	—	—
Gross fair value of derivative instruments	$325,035	$28,395	$8,799,600
Offset per SSAP No. 64	(570)	(570)
Net fair value of derivative instruments	$324,465	$27,825

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

The fair value of the derivative assets and liabilities by instruments were as follows:

	As of December 31, 2020
Derivative Instruments	Derivative Assets	Derivative Liabilities	Notional Amounts
CPI Swaps	$—	$21,805	$146,340
Currency Swaps	3,022	1,598	69,410
OTC Options	441,307	124,232	11,301,157
Swaptions	—	—	—
Interest Rate Swaps	125,449	9,520	1,751,250
Listed Options	7,225	1,907	8,481
Futures	—	27,530	1,849,398
Gross fair value of derivative instruments	$577,003	$186,592	$15,126,036
Offset per SSAP No. 64	(113,796)	(113,796)
Net fair value of derivative instruments	$463,207	$72,796
	As of December 31, 2019
Derivative Instruments	Derivative Assets	Derivative Liabilities	Notional Amounts
CPI Swaps	$—	$21,925	$156,740
Currency Swaps	1,433	591	37,716
OTC Options	321,400	530	8,141,270
Swaptions	2,162	—	270,000
Total Return Swaps	—	—	—
Futures	40	5,349	193,874
Gross fair value of derivative instruments	$325,035	$28,395	$8,799,600
Offset per SSAP No. 64	(570)	(570)
Net fair value of derivative instruments	$324,465	$27,825

Other Investments

Other Invested Assets

Other invested assets on the Company's Statements of Admitted Assets, Liabilities, Capital and Surplus consist of term notes and loans, interests in LLCs and partnerships, low income housing tax credits and derivatives. The carrying value of these investments for the years ended December 31, were as follows:

	Year Ended December 31,
	2020	2019
Term notes and loans	$673,708	$595,012
LLCs and partnerships	585,667	478,697
Other	42,604	15,403
Low income housing tax credits	5,427	7,250
Total	$1,307,406	$1,096,362

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Cash and short-term investments

Cash and short-term investments held at December 31, were as follows:

	Year Ended December 31,
	2020	2019
Cash and cash Equivalents	$549,295	$552,111
Short-term Investments	21,267	1,205,571
Total	$570,562	$1,757,682

Restricted Assets

Restricted assets at December 31, were as follows:

	Year Ended December 31,
	2020	2019
FHLB capital stock	$74,790	$69,390
Pledged collateral to FHLB	2,474,796	2,427,423
Assets subject to repurchase agreements	288,915	—
Pledged collateral, other	50,935	52,478
On deposit with states	6,458	6,465
Total	$2,895,894	$2,555,756

Proceeds, Net Investment Income and Capital Gains and Losses

Proceeds from the sale of bonds and related capital gains and losses were as follows:

	Year Ended December 31,
	2020	2019	2018
Proceeds	$4,367,205	$5,350,282	$8,658,067
Gross realized gains	92,285	94,506	344,079
Gross realized losses	(44,958)	(85,532)	(103,009)
Total realized gains	$47,327	$8,974	$241,070

Major categories of net investment income are summarized below:

	Year Ended December 31,
	2020	2019	2018
Mortgage loans	$355,923	$300,147	$233,986
Bonds and stock	990,628	990,553	930,080
Short-term investments	43,199	64,380	10,965
Derivative instruments	(28,960)	209,124	(144,530)
Other income	95,730	100,705	8,640
Gross investment income	1,456,520	1,664,909	1,039,141
Less: investment expenses	(77,371)	(59,702)	(63,038)
Net investment income before IMR amortization	1,379,149	1,605,207	976,103
IMR amortization	11,896	9,557	11,700
Net investment income including IMR amortization	$1,391,045	$1,614,764	$987,803

There were no amounts excluded from investment income for bonds where collection of interest was uncertain at December 31, 2020, 2019 and 2018.

The Company did not have any due and accrued amounts over 90 days past due to exclude from capital and surplus at December 31, 2020, 2019 and 2018.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Realized gains and losses, net of amounts transferred to the IMR and federal income tax, are as follows:

	Year Ended December 31,
	2020	2019	2018
Realized gains (losses)
Bonds and stock	$38,818	$9,753	$206,843
Derivatives	(196,956)	(36,309)	(14,815)
Mortgage loans	(14,598)	5,645	5,253
Other invested assets	(56,116)	(1,568)	7,292
Total realized (losses) gains on investments	(228,852)	(22,479)	204,573
Less amount transferred to IMR (net of related taxes of of $10,453 in 2020 and $4,245 in 2019 and $3,481 in 2018)	39,322	15,968	13,086
Total realized gains (losses) on investments	(268,174)	(38,447)	191,487
Federal income tax expense	(23,685)	45,413	66,123
Net realized gains (losses), less amount transferred to IMR	$(244,489)	$(83,860)	$125,364

The Company employs a systematic methodology to evaluate declines in fair values below amortized cost for all investments. The Company evaluates: the ability and intent to hold the investment to maturity, the issuer's overall financial condition, the issuer's credit and financial strength ratings, the issuer's financial performance including earnings trends, dividend payments, and asset quality. A weakening of the general market conditions in the industry or geographic region in which the issuer operates, the length of time in which the fair value of an issuer's securities remains below cost, and with respect to fixed maturity investments, any factors that might raise doubt about the issuer's ability to pay all amounts due according to the contractual terms. The Company applies these factors to all securities, as necessary.

The Company recognized impairments of $7,259 on loan-backed and structured securities during year end December 31, 2020, The Company did not recognize impairments on loan-backed and structured securities during the years ended December 31, 2019 and 2018. As of December 31, 2020, 2019 and 2018, the Company had no loan-backed and structured securities where the present value of cash flows expected to be less than amortized cost.

The following is the aggregate amount of unrealized losses and related fair value of impaired loan-backed and structured securities (the fair value is less than cost or amortized cost) for which an other-than-temporary impairment has not been recognized in earnings as a realized loss as of December 31, 2020 and 2019:

	December 31, 2020
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Loan-Backed and Structured Securities	$2,238,334	$(91,525)	$1,516,211	$(44,081)	$3,754,545	$(135,606)
	December 31, 2019
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Loan-Backed and Structured Securities	$1,561,080	$(21,769)	$1,506,264	$(37,036)	$3,067,344	$(58,805)

The company receives certain amounts of prepayment and acceleration fees as shown below:

	General Account	Separate Account
1. Number of CUSIPS	43	—
2. Aggregate Amount of Investment Income	$9,585	—

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

5.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The fair value hierarchy under SSAP No. 100 prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurement).

The three levels of the fair value hierarchy are described below:

Basis of Fair Value Measurement

Level 1  Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities

Level 2  Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly.

Level 3  Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Summary of Fair Value Methodologies

The following methods and assumptions were used by the Company in estimating fair value for financial instruments:

Bonds, preferred stock and common stock — Fair values are based on quoted market prices. If quoted market prices are not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses, which utilize current interest rates for similar financial instruments having comparable terms and credit. Bonds rated a 6 in accordance with the P&P Manual of the NAIC CMIAO are carried at the lower of amortized cost or fair value.

Cash and short-term investments — For these investments, the carrying amounts reported in the Statements of Admitted Assets, Liabilities, Capital and Surplus approximate fair value.

Mortgage loans — The fair value of mortgage loans is estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Derivatives — The Company values the OTC options utilizing the Black-Scholes models implemented in the SunGard derivative system with index marks updated daily. The Company's OTC equity options trade in liquid markets, resulting in calculations that do not involve significant management judgment and valuations that generally can be verified. The Company also compares the derivative valuations to the daily counterparty marks to validate the model outputs. Such instruments are typically classified within Level 2 of the fair value hierarchy maturities.

Policy and contract liabilities — Fair values of the Company's liabilities under contracts not involving significant mortality or morbidity risks (principally, annuities and supplementary contracts) are stated at the cost the Company would incur to extinguish the liability (i.e., the cash surrender value).

Investment in LLC and Other invested assets — The Company values these interests based upon their proportionate share of the underlying GAAP equity of the investment.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Financial Instruments Held at Fair Value

As of December 31, 2020 and 2019, the assets carried at fair value were unaffiliated common stock and derivative instruments on a recurring basis. The following table presents, by level within the fair value hierarchy, financial assets and liabilities held at fair value.

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Financial Assets
Common stock	$—	$74,790	$225,114	$299,904
Options	5,318	338,580	—	343,898
Swaps	—	119,309	—	119,309
Futures	—	—	—	—
Total assets at fair value	$5,318	$532,679	$225,114	$763,111
Financial Liabilities
Derivative liabilities	27,530	23,461	—	50,991
Total liabilities at fair value	$27,530	$23,461	$—	$50,991
	December 31, 2019
	Level 1	Level 2	Level 3	Total
Financial Assets
Common stock	$—	$69,390	$91,549	$160,939
Options	—	320,869	—	320,869
Swaps	—	3,595	—	3,595
Futures	—	—	—	—
Total assets at fair value	$—	$393,854	$91,549	$485,403
Financial Liabilities
Derivative liabilities	5,309	591	—	5,900
Total liabilities at fair value	$5,309	$591	$—	$5,900

Transfers into or out of Level 3

Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period.

The Company had $225,114 and $91,549 of Level 3 financial assets or liabilities carried at fair value for the year ended December 31, 2020 and 2019.

	Beginning Balance at 01/01/2020	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2020
Assets
Common Stock	$91,549	$—	$—	$—	$11,851	$121,714	$—	$—	$—	$225,114
Total Assets	$91,549	$—	$—	$—	$11,851	$121,714	$—	$—	$—	$225,114

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

	Beginning Balance at 01/01/2019	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2019
Assets
Common Stock	$87,349	$—	$—	$—	$4,200	$—	$—	$—	$—	$91,549
Total Assets	$87,349	$—	$—	$—	$4,200	$—	$—	$—	$—	$91,549

Fair Value of All Financial Instruments

The aggregate fair value of the Company's financial instruments and the level within the fair value hierarchy in which the fair value measurements fall, together with the related admitted values, are presented in the following tables. Pursuant to SSAP No. 100, insurance contracts and related policy loans have been excluded.

December 31, 2020	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (carrying value)
Financial Assets
Bonds	$26,912,645	$25,386,379	$82,072	$19,663,901	$7,166,672	—
Common stock	299,904	299,904	—	74,790	225,114	—
Preferred stock	4,248	3,004	—	—	4,248	—
Other invested assets (excluding derivatives)	1,314,146	1,307,406	42,827	15,515	1,255,804	—
Short-term investments	21,133	21,267	1,784	11,692	7,657	—
Cash and cash equivalents	549,295	549,295	549,295	—	—	—
Derivative assets	463,207	463,207	5,318	457,889		—
Mortgage loans	7,897,349	7,635,933	—	6,711,784	1,185,565	—
Policy loans	3,701	3,701	—	—	3,701	—
Financial Liabilities
Derivative liabilities	50,991	50,991	27,530	23,461	—	—
December 31, 2019	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (carrying value)
Financial Assets
Bonds	$22,665,747	$21,728,107	$288,386	$16,549,227	$5,828,134	—
Common stock	160,939	160,939	—	69,390	91,549	—
Preferred stock	2,619	3,004	—	—	2,619	—
Other invested assets (excluding derivatives)	1,099,228	1,096,362	14,194	69,227	1,015,807	—
Short-term investments	1,208,207	1,205,571	5,672	305	1,202,230	—
Cash and cash equivalents	551,338	552,111	533,338	—	18,000	—
Derivative assets	324,465	324,465		324,465		—
Mortgage loans	7,548,306	7,447,314	—	4,025,047	3,523,259	—
Policy loans	3,779	3,779	—	—	3,779	—
Financial Liabilities
Derivative liabilities	27,824	5,900	5,309	22,515	—	—

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Financial Instruments Held at Carrying Value

The following is the estimated fair values of financial instruments held at carrying values:

	December 31,
	2020		2019
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets
Bonds	$25,386,379	$26,912,645	$21,728,107	$22,665,747
Common stock-unaffiliated	299,904	299,904	160,939	160,939
Preferred stocks	3,004	4,248	3,004	2,619
Mortgage loans	7,635,933	7,897,349	7,447,314	7,548,306
Cash, cash equivalents and short-term investments	570,562	570,428	1,757,682	1,759,545
Other invested assets, excluding derivatives	1,307,406	1,314,147	1,096,362	1,099,228
Policy loans	3,701	3,701	3,779	3,779
Total	$35,206,889	$37,002,422	$32,197,187	$33,240,163

6.  FEDERAL HOME LOAN BANK

The Company is a member of the Federal Home Loan Bank (FHLB) of Indianapolis. Through its membership, the Company has issued funding agreements to the FHLB Indianapolis in exchange for cash advances in the amount of $1,593,050 and $1,543,732 as of December 31, 2020 and 2019, respectively. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts (SSAP No. 52), accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company's strategy to utilize these funds for operations, and any funds obtained from the FHLB Indiana for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations (SSAP No. 15), as borrowed money.

The table below indicates the amount of FHLB Indiana stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Indiana.

	December 31, 2020	December 31, 2019
FHLB stock purchased/owned as part of the agreement:
Membership stock — class B	$35,000	$35,000
Activity stock	36,640	34,390
Excess stock	3,150	—
Aggregate total	74,790	69,390
Collateral pledged to the FHLB:
As of the reporting date and maximum during the reporting period	2,474,796	2,427,423
Funding capacity currently available	1,592,000	1,750,000
Total reserves related to the funding agreement	1,593,050	1,543,732
Agreement assets and liabilities
General account assets	74,790	69,390
General account liabilities	1,593,050	1,543,732

The Company invested in Class B of membership stock which is not eligible for redemption. The maximum amount of aggregate borrowings from FHLB at any time during 2020 and 2019, the actual or estimated borrowing capacity as determined by the Company in accordance with current and potential acquisitions of FHLB stock, amounts to $1,592,000 and $1,750,000, respectively.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

7.  FEDERAL INCOME TAXES

Components of Net Deferred Tax Asset/ (Liability)

The net deferred tax asset/liability at December 31, 2020 and 2019 and the change is comprised of the following components:

	December 31, 2020
	Ordinary	Capital	Total
Gross deferred tax assets	$234,895	$39,959	$274,854
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	234,895	39,959	274,854
Deferred tax assets nonadmitted	—	—	—
Subtotal net admitted deferred tax asset	234,895	39,959	274,854
Gross deferred tax liabilities	228,391	66,183	294,574
Net admitted deferred tax asset / (liability)	$6,504	$(26,224)	$(19,720)
	December 31, 2019
	Ordinary	Capital	Total
Gross deferred tax assets	$212,430	$5,689	$218,119
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	212,430	5,689	218,119
Deferred tax assets nonadmitted	—	—	—
Subtotal net admitted deferred tax asset	212,430	5,689	218,119
Gross deferred tax liabilities	197,887	19,361	217,249
Net admitted deferred tax asset / (liability)	$14,543	$(13,672)	$870
	Change
	Ordinary	Capital	Total
Gross deferred tax assets	$22,465	$34,270	$56,735
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	22,465	34,270	56,735
Deferred tax assets nonadmitted	—	—	—
Subtotal net admitted deferred tax asset	22,465	34,270	56,735
Gross deferred tax liabilities	30,503	46,822	77,325
Net admitted deferred tax asset / (liability)	$(8,039)	$(12,552)	$(20,590)

The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which the temporary differences are deductible and prior to the expiration of capital loss, net operating loss, and tax credit carryforwards. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods), projected taxable income, and tax planning strategies in making this assessment. Management believes it is more likely than not that all deferred tax assets will be realized based on projected taxable income and available tax planning strategies.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Components of Admission Calculation

The admission calculation components under SSAP No. 101 are as follows:

	December 31, 2020
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (Excluding threshold limitation)	70,167	—	70,167
Adjusted gross deferred tax assets allowed per limitation	—	—	293,228
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from above) offset by gross deferred tax liabilities	164,729	39,959	204,688
Deferred tax assets admitted as the result of application of SSAP No. 101	$234,895	$39,959	$274,854
	December 31, 2019
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (Excluding threshold limitation)	38,204	—	38,204
Adjusted gross deferred tax assets allowed per limitation	—	—	283,128
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from above) offset by gross deferred tax liabilities	174,226	5,689	179,915
Deferred tax assets admitted as the result of application of SSAP No. 101	$212,430	$5,689	$218,119
	Change
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (Excluding threshold limitation)	31,962	—	31,962
Adjusted gross deferred tax assets allowed per limitation	—	—	10,100
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from above) offset by gross deferred tax liabilities	(9,497)	34,270	24,773
Deferred tax assets admitted as the result of application of SSAP No. 101	$22,465	$34,270	$56,735

Other Admissibility Criteria

	December 31,
	2020	2019
Ratio Percentage Used To Determine Recovery Period	810%	922%
Ratio percentage used to determine recovery period and threshold limitation amount	$2,321,227	$1,273,585

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Impact of Tax Planning Strategies

	December 31, 2020
	Ordinary	Capital	Total
Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage
Adjusted Gross DTAs	$234,895	$39,959	$274,854
Percentage of adjusted Gross DTAs by tax character attributable to the impact of tax planning strategies.	0%	0%	0%
Net Admitted Adjusted Gross DTAs	234,895	39,959	274,854
Percentage of net admitted Adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	0%	100%	100%
	December 31, 2019
	Ordinary	Capital	Total
Determination of adjusted gross deferred tax assets and net admitted net admitted deferred tax assets, by tax character as a percentage
Adjusted Gross DTAs	$212,430	$5,689	$218,119
Percentage of adjusted Gross DTAs by tax character attributable to the impact of tax planning strategies.	0%	0%	0%
Net Admitted Adjusted Gross DTAs	212,430	5,689	218,119
Percentage of net admitted Adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	0%	100%	100%
	Change
	Ordinary	Capital	Total
Determination of adjusted gross deferred tax assets and net admitted net admitted deferred tax assets, by tax character as a percentage
Adjusted Gross DTAs	$22,465	$34,270	$56,735
Percentage of adjusted Gross DTAs by tax character attributable to the impact of tax planning strategies.	0%	0%	0%
Net Admitted Adjusted Gross DTAs	22,465	34,270	56,735
Percentage of net admitted Adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	0%	0%	0%

There are no temporary differences for which deferred tax liabilities are not recognized.

Current Tax Expense and Change in Deferred Tax

Current income taxes incurred consist of the following categories:

	December 31,
	2020	2019	Change
Federal Income tax expense (benefit) on operations	$30,599	$56,423	$(25,824)
Federal income tax on net capital gains	(23,685)	45,412	(69,097)
Prior year correction	$3,388	$—	$3,388
Current year income tax expense	$10,302	$101,835	$(91,533)

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

The main components of the deferred tax amounts from book/tax differences are as follows:

	December 31,
	2020	2019	Change
Deferred tax assets
Policyholder reserves	$152,517	$129,068	$23,449
Deferred acquisition costs	66,564	70,344	(3,780)
Tax credit carryforward	—	0	0
Other	15,814	13,019	2,795
	234,895	212,430	22,465
Nonadmitted	—	—	—
Admitted ordinary deferred tax asset	234,895	212,430	22,465
Capital	39,959	5,689	34,270
Nonadmitted	—	—	—
Admitted capital deferred tax asset	39,959	5,689	34,270
Admitted deferred tax asset	$274,854	$218,119	$56,735
Deferred tax liabilities
Investments	$182,783	$143,518	$39,264
Deferred and uncollected premiums	2,019	2,062	(43)
Policyholder reserves	43,589	52,307	(8,718)
	228,391	197,887	30,503
Capital	66,183	19,361	46,822
Deferred tax liabilities	294,574	217,249	77,325
Net Deferred Tax Assets	$(19,720)	$870	$(20,590)

The change in deferred income taxes reported in surplus before consideration of non-admitted assets is comprised of the following components:

	December 31, 2020			December 31, 2019
	Ordinary	Capital	Total	Ordinary	Capital	Total	Change
Total deferred tax assets (admitted and nonadmitted)	$234,895	$39,959	$274,854	$212,430	$5,689	$218,119	$56,735
Total deferred tax liabilities	228,391	66,183	294,574	197,887	19,361	217,249	77,325
Net deferred tax assets/ (liabilities)	$6,504	$(26,224)	$(19,720)	$14,543	$(13,672)	$870	$(20,590)
Tax effect of unrealized (gain) / losses							51,034
Change in net deferred income tax							$30,443

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Reconciliation of Federal Income Tax Rate to Actual Rate

The significant items causing a difference between the statutory federal income tax rate and the Company's effective income tax rate are as follows:

	December 31, 2020
	Amount	Tax Effect	Effective Rate
Provision computed at statutory rate	$(49,384)	$(10,371)	21.0%
Amortization of interest maintenance reserve	17,914	3,762	(7.6)%
Investment tax credits	(35,328)	(7,419)	15.0%
Low income housing tax credits	(10,909)	(2,291)	4.6%
Dividend received deduction	(4,500)	(945)	1.9%
Change in net deferred income tax on statutory nonadmitted assets	8,131	1,707	(3.5)%
Change in statutory deferred tax rate adjustment	—	—	—%
Adjustments related to reinsurance	(1,635)	(343)	0.7%
Adjustments related to investments	(4,248)	(892)	1.8%
Other, net	(15,953)	(3,350)	6.8%
Total	$(95,912)	$(20,142)	40.8%
Federal income taxes incurred		10,302	(20.9)%
Change in net deferred income taxes		(30,443)	61.6%
Total statutory income tax expense benefit		$(20,142)	40.8%

As a result of tax reform (TCJA) the Company can no longer carry back future net operating losses (capital losses are still eligible for carry back), therefore there are no available taxes for recoupment.

At December 31, 2020, the Company had no operating loss, capital loss, foreign tax credit or any business credit carry-forwards. At December 31, 2020, the Company had no deposits admitted under IRC Section 6603.

The Company will file in a consolidated life/non-life federal income tax return with its parent, Global Atlantic (Fin) Company, and its affiliates. The Company is a party to a written agreement, approved by the Company's Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity within the consolidated group.

The IRS routinely audits the Company's federal income tax returns, and when appropriate, provisions are made in the financial statements in anticipation of the results of these audits. In 2018, the IRS started an audit of the U.S. domiciled insurance entities' for tax years 2014 to 2016; on January 27, 2021 the IRS issued the Revenue Agent's Report, which included agreed upon adjustments for reserves. The Company believes that its income tax filing positions and deductions will be sustained on audit, and does not anticipate any adjustments that will result in a material, adverse effect on the Company's financial condition, results of operations, or cash flow. Therefore, no reasonable estimate can be made for tax loss contingencies and none have been recorded.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits as a component of its income tax provision. As of December 31, 2020 and 2019, the Company has no amounts accrued for the payment of interest and penalties, which does not include the federal tax benefit of interest deductions, where applicable. The Company had no unrecognized tax benefits as of December 31, 2020 and 2019.

The Company files income tax returns in the U.S. federal jurisdiction and various state and local jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2014. The Company has no tax positions for which it believes it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months.

8.  REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure by reinsuring certain levels of risk in various areas of exposure through acquisition and cessions with other insurance companies or reinsurers. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

coinsurance basis. Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses, and the investment risk, if any, inherent in the underlying policy. Modified coinsurance and funds withheld coinsurance differ from coinsurance in that the ceding company retains the assets supporting the reserves while the risk is transferred to the reinsurer.

The Company assumes certain preneed life insurance policies from one non-affiliated company. This block of assumed business is in run-off. As of December 31, 2020 and 2019, FLIC assumed $24,222 and $26,154 of reserves. The Company accounts for its assumed reinsurance business on a basis consistent with those used in accounting for the original policies issued.

The Company assumes on a modified coinsurance "Modco" 'basis certain preneed life insurance policies from one non-affiliated company. This block of assumed business is in run-off. As of December 31, 2020 and 2019, FLIC assumed $299,136 and $303,459 of Modco reserves. The Company accounts for its assumed reinsurance business on a basis consistent with those used in accounting for the original policies issued.

Effective April 2, 2018, in accordance with the Company's reinsurance agreement with Global Atlantic Re Limited, an affiliated certified reinsurer, the Company moved 50% of the funds withheld assets to a coinsurance arrangement.

Reinsurance assumed for the years ended December 31, is as follows:

	December 31,
	2020	2019	2018
Reinsurance premiums assumed	$855	$1,360	$1,467
Reserves assumed	24,222	26,154	28,171
Modco reserves assumed	299,136	303,459	323,378

Reinsurance ceded for years ended December 31, is as follows:

	December 31,
	2020	2019	2018
Reinsurance premiums ceded	$2,977,867	$3,760,059	$3,720,357
Reserves ceded	16,868,621	15,413,106	12,815,768
Modco reserves ceded	3,334,255	3,387,381	3,180,664
Contract claims unpaid ceded	5,974	5,141	5,592

The effects of reinsurance premiums for the years ended December 31, were as follows:

	December 31,
	2020	2019	2018
Direct	$6,855,213	$8,545,244	$8,460,649
Reinsurance assumed — non-affiliated	855	1,360	1,467
Less: Reinsurance ceded — affiliated	2,950,224	3,727,830	3,682,170
Less: Reinsurance ceded — unaffiliated	27,644	32,229	38,187
Net premiums	$3,878,200	$4,786,545	$4,741,759

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by ceding certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Based on the Company's review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound and there was no allowance for uncollectible amounts as of December 31, 2020 and 2019.

9.  PREMIUMS AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums represent annual or fractional premiums, either due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full life insurance premium for the current policy year has been collected. Gross premiums as represented below are net of reinsurance. Loading is the amount added to premiums to cover operating expenses. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest.

As of December 31, 2020 and 2019, the Company had deferred and uncollected life insurance premiums (excluding accident and health) as follows:

	Year ended December 31,
	2020					2019
	Gross	Loading	Net	Non- Admitted	Net Admitted	Gross	Loading	Net	Non- Admitted	Net Admitted
Ordinary new business	$807	$362	$445	$—	$445	$797	$358	$439	$—	$439
Ordinary renewal business	3,036	829	2,207	—	2,207	2,930	737	2,193	—	2,193
Group life	14,260	7,296	6,964	—	6,964	14,849	7,660	7,189	—	7,189
Total	$18,103	$8,487	$9,616	$—	$9,616	$18,576	$8,755	$9,821	$—	$9,821

10.  ANNUITY RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

As of December 31, 2020, the Company's annuity reserves, supplementary contract reserves and deposit liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

Individual Annuities:

	Year Ended December 31, 2020
	General Account	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$12,718,768	$—	$12,718,768	33.7%
At book value less current surrender charge of 5% or more	18,095,995	258,444	18,354,439	48.7%
Total with adjustment or at fair value	30,814,763	258,444	31,073,207	82.4%
At book value without adjustment (minimal or no charge adjustment)	3,744,427	2,776,674	6,521,101	17.3%
Not subject to discretionary withdrawal:	122,416	—	122,416	0.3%
Total (gross)	34,681,606	3,035,118	37,716,724	100.0%
Less: reinsurance ceded	(14,977,438)	—	(14,977,438)
Total (net)	$19,704,168	$3,035,118	$22,739,286

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Group Annuities:

	General Account	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$294,229	$—	$294,229	17.3%
At book value less current surrender charge of 5% or more	1,182,423	—	1,182,423	69.7%
Total with adjustment or at fair value	1,476,652	—	1,476,652	87.0%
At book value without adjustment (minimal or no charge adjustment)	220,746	—	220,746	13.0%
Not subject to discretionary withdrawal:	—	—	—	—%
Total (gross)	1,697,398	—	1,697,398	100.0%
Less: reinsurance ceded	(700,695)	—	(700,695)
Total (net)	$996,703	$—	$996,703

Total Deposit-type Contracts:

	General Account	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—%
Total with adjustment or at fair value	—	—	—	—%
At book value without adjustment (minimal or no charge adjustment)	—	—	—	—%
Not subject to discretionary withdrawal:	1,821,522	—	1,821,522	100.0%
Total (gross)	1,821,522	—	1,821,522	100.0%
Less: reinsurance ceded	(2,147)	—	(2,147)
Total (net)	$1,819,375	$—	$1,819,375

	Year Ended December 31, 2020
	General Account	Separate Account without Guarantees	Total
Reconciliaton of total annuity actuarial reserves and deposit fund liabilities amounts:
Life, accident & health, and supplemental contracts with life contingencies	$22,520,246	$—	$22,520,246
Separate Accounts	—	3,035,118	3,035,118
Total annuity actuarial reserves and deposit liabilites	22,520,246	3,035,118	25,555,364

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

As of December 31, 2020, the Company's life reserves, that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

	Year Ended December 31, 2020
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Other permanent cash value life insurance	$—	$2,511,653	$2,615,757
Miscellaneous reserves	—	—	25,000
Total (gross)	—	2,511,653	2,640,757
Less: reinsurance ceded	—	(1,130,244)	(1,188,341)
Total (net)	$—	$1,381,409	$1,452,416
	Year Ended December 31, 2020
	General Account	Separate Account without Guarantees	Total
Reconciliation of total life & accident & health reserves:
Life insurance reserves	$1,438,663	$—	$1,438,663
Accidental death benefit reserves	1	—	1
Disabled lives reserves	2	—	2
Miscellaneous reserves	13,750	—	13,750
Total life and accident & health reserves	1,452,416	—	1,452,416

As of December 31, 2019, the Company's annuity reserves, supplementary contract reserves and deposit liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

Individual Annuities:

	Year Ended December 31, 2019
	General Account	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$10,089,872	$—	$10,089,872	29.4%
At book value less current surrender charge of 5% or more	18,555,323	555,796	19,111,119	55.6%
Total with adjustment or at fair value	28,645,195	555,796	29,200,991	85.0%
At book value without adjustment (minimal or no charge adjustment)	2,525,994	2,528,126	5,054,120	14.7%
Not subject to discretionary withdrawal:	91,321	—	91,321	0.3%
Total (gross)	31,262,510	3,083,922	34,346,432	100.0%
Less: reinsurance ceded	(13,507,830)	—	(13,507,830)
Total (net)	$17,754,680	$3,083,922	$20,838,602

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Group Annuities:

	General Account	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$293,056	$—	$293,056	17.8%
At book value less current surrender charge of 5% or more	1,224,719	—	1,224,719	74.2%
Total with adjustment or at fair value	1,517,775	—	1,517,775	92.0%
At book value without adjustment (minimal or no charge adjustment)	131,685	—	131,685	8.0%
Not subject to discretionary withdrawal:	—	—	—	—%
Total (gross)	1,649,460	—	1,649,460	100.0%
Less: reinsurance ceded	(688,458)	—	(688,458)
Total (net)	$961,002	$—	$961,002

Total Deposit-type Contracts:

	General Account	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—%
Total with adjustment or at fair value	—	—	—	—%
At book value without adjustment (minimal or no charge adjustment)	—	—	—	—%
Not subject to discretionary withdrawal:	1,721,946	—	1,721,946	100.0%
Total (gross)	1,721,946	—	1,721,946	100.0%
Less: reinsurance ceded	(2,097)	—	(2,097)
Total (net)	$1,719,849	$—	$1,719,849

	Year Ended December 31, 2019
	General Account	Separate Account without Guarantees	Total
Reconciliaton of total annuity actuarial reserves and deposit fund liabilities amounts:
Life, accident & health, and supplemental contracts with life contingencies	$20,435,531	$—	$20,435,531
Separate Accounts	—	3,083,922	3,083,922
Total annuity actuarial reserves and deposit liabilites	20,435,531	3,083,922	23,519,453

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

As of December 31, 2019, the Company's life reserves, that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

	Year Ended December 31, 2019
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Other permanent cash value life insurance	$—	$2,589,098	$2,694,429
Miscellaneous reserves	—	—	5,000
Total (gross)	—	2,589,098	2,699,429
Less: reinsurance ceded	—	(1,165,094)	(1,214,743)
Total (net)	$—	$1,424,004	$1,484,686
	Year Ended December 31, 2019
	General Account	Separate Account without Guarantees	Total
Reconciliation of total life & accident & health reserves:
Life insurance reserves	$1,481,932	$—	$1,481,932
Accidental death benefit reserves	1	—	1
Disabled lives reserves	2	—	2
Miscellaneous reserves	2,750	—	2,750
Total life and accident & health reserves	1,484,686	—	1,484,686

11.  CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

The maximum amount of ordinary dividends that can be paid during a 12-month period by life insurance companies domiciled in Indiana, without prior approval of the Insurance Commissioner, is the greater of 10% of capital and surplus (excluding special unassigned funds) on the most recent preceding annual statement or the net gain from operations on the most recent preceding annual statement. Likewise, a dividend from any source of money other than earned surplus / unassigned funds must be approved before the dividend is paid. The maximum ordinary dividend the Company can pay in 2021 is $195,675.

On December 18, 2020, the Company paid an ordinary dividend of $150,000 to Commonwealth Annuity.

On October 5, 2016, the Company issued a Surplus Note (the FLIC Surplus Note) to Global Atlantic (Fin) Company (GA Finco). On December 29, 2017, this note was assigned to Commonwealth Annuity. The full outstanding principal balance of $365,000 will be payable on the Maturity Date of October 5, 2021. Interest will be calculated based on a fixed interest rate of 6.50% and paid semi-annually in arrears, commencing March 31, 2017. All interest payments and the payment of principal on the Maturity require prior written approval of the Commissioner of the Indiana Department of Insurance. In March 2019, with the approval from the Commission of the Indiana Department of Insurance, the Company made interest payments in the amount of $15,817. In March and September 2018, with the approval from the Commissioner of the Indiana Department of Insurance the Company made interest payments in the amounts of $11,863 and $11,863. In October 2017, with the approval from the Commissioner of the Indiana Department of Insurance the Company made an interest payment of $11,863. There were no interest payments made in 2016.

On May 31, 2019, the Company received regulatory approval from the Indiana Department of Insurance to pay accrued and unpaid interest due, prepay principal on, and cancel the surplus note. Upon cancellation of the note, it was deemed a capital contribution from Commonwealth Annuity to the Company. In 2018 and 2017, the Company did not receive capital contributions.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

The Company's unassigned surplus was impacted by each item below as follows:

	December 31,
	2020	2019	2018
Unrealized gains (losses)	$461,978	$234,396	$96,513
Nonadmitted asset values	8,131	(5,113)	(6,044)
Asset valuation reserves	(364,480)	(384,537)	(203,802)

The Company must meet minimum capital and surplus requirements under a risk-based capital (RBC formula). RBC is the standard measurement of an insurance company's required capital on a statutory basis. It is based on a formula calculated by applying factors to various assets, premium, and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to the amount of a company's surplus deficit under the RBC formula. Total adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve plus subsidiary asset valuation reserves, plus 50% of dividends apportioned for payment, plus 50% of subsidiary dividends apportioned for payment, and was $2,321,227 at December 31, 2020.

12.  RELATED PARTY TRANSACTIONS

Service Agreements

The Company and its subsidiaries entered into a Service and Expense Agreement with Global Atlantic Financial Group Limited (GAFG) and GA Finco under which GAFG and GA Finco and their affiliates agreed to provide personnel, management services, administrative support, the use of facilities and such other services as the parties may agree to from time to time. The agreement was filed with the Insurance department of the State of Indiana. The Company recognized $178,060, $181,308, and $176,821 in intercompany charges for 2020, 2019, and 2018 respectively.

The Company has also entered into administrative service agreements with GSAM, a related party of Goldman Sachs Group Inc., to receive management services and investment advisory services, respectively. The administrative service agreement is to receive services which are routine in nature. The Company paid portfolio management fees to GSAM that resulted in a payable of $1,613, $1,991, and $949 for the years ending December 31, 2020, 2019, and 2018 respectively and expenses of $4,043, $3,506, and $3,436 for the years ending December 31, 2020, 2019, and 2018 respectively.

Payable/Receivable from Affiliates

The Company reported a net payable to parent, subsidiaries and affiliates of $2,853 as of December 31, 2020. The Company reported a net payable to parent, subsidiaries and affiliates of $6,153 as of December 31, 2019. All intercompany balances shown as payable to or from parent, subsidiaries and affiliates are settled within 30 days of their incurrence under the terms of the intercompany expense sharing agreements.

The Company has funds withheld agreements with related parties, described in footnote 8 — Reinsurance. Amounts due to affiliates related to funds withheld agreements were $52,514 and $87,048 for the quarters ended December 31, 2020 and December 31, 2019, respectively. Amounts due from affiliates related to funds withheld agreements were $78,979 and $0 for the quarters ended December 31, 2020 and December 31, 2019, respectively. All intercompany balances related to funds withheld agreements are settled in the subsequent quarter.

13.  COMMITMENTS AND CONTINGENCIES

Litigation

Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses, or ranges of losses, for cases or proceedings where there is only a reasonable possibility that a loss may be incurred.

However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on its financial position or results of operations.

Assessments

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential impact of any such future assessments or voluntary payments.

Commitments

The Company has an operational servicing agreement with a third party administrator for contract / policy administration of the Company's traditional life business. As of December 31, 2020, the purchase commitments relating to the agreement with the third party administrator were as follows:

2021	$12,743
2022	10,964
2023	8,833
2024	7,041
2025	—
2026 and thereafter	—
Total	$39,581

The Company has funding commitments subsequent to December 31, 2020 for the following:

Commercial Mortgage Loans and Other Lending Facilities	$673,235
Private Equities	985
LIHTC Partnerships	293
Limited Partnerships	610

14.  SUBSEQUENT EVENTS

The Company has evaluated subsequent events from December 31, 2020 through March 23, 2021, the date that these financial statements were available to be issued, and determined that there are no Type — I Recognized, or Type II, Non Recognized subsequent events.

Closing of KKR acquisition

On February 1, 2021, KKR completed the acquisition of GAFG by Magnolia, a KKR subsidiary, as contemplated by the Merger Agreement. The total purchase price for the transaction was $4.7 billion, subject to certain post-closing purchase price adjustments as provided in the Merger Agreement.

At the closing of the transaction, or the "Closing," Merger Sub (a direct wholly-owned subsidiary of Magnolia) merged with and into GAFG, or the "GA Merger," with GAFG continuing as the surviving entity and as a direct wholly-owned subsidiary of Magnolia, and immediately thereafter, GAFLL merged with and into GAFG, or the "Life Merger" and, together with the GA Merger, the "Mergers."

In connection with the Closing, Magnolia changed its name to The Global Atlantic Financial Group LLC, or "TGAFG," and became the new holding company of Global Atlantic's business. Also in connection with the Closing, certain previous shareholders of GAFG and GAFLL elected to participate in an equity roll-over to become shareholders of TGAFG, and new co-investors agreed to fund in cash a portion of the purchase price to become shareholders of TGAFG. Following these roll-overs and coinvestments, KKR owns 61.1% of TGAFG as of the Closing, which percentage is subject to change due to certain post-closing purchase price adjustments as provided in the Merger Agreement. In addition, the aforementioned roll-over syndication process was used to generate $250 million of additional equity capital to fund Global Atlantic's business needs.

The aggregate merger consideration was allocated among each of the GAFG's and GAFLL's outstanding ordinary shares, incentive shares and equity awards in accordance with their terms. Under the terms of the Merger Agreement and in accordance with the applicable plan documentation, unvested GAFG restricted share awards converted into the right to receive a number of TGAFG book value units having the same value as the GAFG restricted share award immediately prior to the closing.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Sale of Talcott Resolution equity interest

On January 20, 2021, subsequent to the end of the reporting period, the Company, in concert with a consortium of other equity interest holders, agreed to the sale of its minority interest in Talcott Resolution to Sixth Street Partners. The close of the transaction is pending on the receipt of the requisite regulatory approvals and other customary closing conditions.

Funding agreement-backed note program

On January 8, 2021, GA Global Funding Trust, a special purpose, unaffiliated statutory trust, issued $650 million of 5 year notes with an interest rate of 1.625%. The proceeds of the issuance were used to purchase funding agreements from FLIC with matching terms.

15.  COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES

Other assets consist of the following:

	December 31,
	2020	2019
Guaranty funds	$1,009	$1,130
Other miscellaneous assets	—	20
Total other assets	$1,009	$1,150

Other liabilities consist of the following:

	December 31,
	2020	2019
Payable for securities	$91,367	$13,016
Derivative collateral	316,517	306,969
Remittances and items not allocated	126,157	85,543
Commission payables	12,855	14,083
Derivatives	50,991	—
Bond repurchase agreement	301,494	—
Other miscellaneous liabilities	42,685	51,720
Total other liabilities	$942,066	$471,331

Other income consists of the following:

	December 31,
	2020	2019	2018
IMR adjustment on ceded gains	$9,513	$3,870	$14,568
Other Income on reinsurance ceded	(8,009)	(9,553)	(188,902)
Other miscellaneous income	(26)	(30)	(16)
Total other income	$1,478	$(5,713)	$(174,350)

Other expenses consist of the following:

	December 31,
	2020	2019	2018
Funds withheld net investment income ceded	$321,773	$422,163	$240,673
Funds withheld policy loan interest	167	167	124
FwH Futures Realized/Unrealized (Gains)/Losses	(107,719)
Miscellaneous expense	1,050	2,100	2,858
Total other expenses	$215,271	$424,430	$243,655

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

16.  SEPARATE ACCOUNTS

The Company utilizes separate accounts to record and account for assets and liabilities for variable annuity transactions. In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2020 and 2019, the Company's separate account statement included legally insulated assets of $3,098,274 and $3,172,046 respectively. The separate account assets of $3,098,274 as of December 31, 2020, as reflected on the statutory statement of admitted assets included $0 of amounts not legally insulated (seed money).

The assets legally insulated from the general account as of December 31, 2020 are attributed to the following products/transactions:

Product/Transaction	Legally Insulated Assets	Separate Account Assets (Not Legally Insulated)
ForeRetirement Variable Annuity	$3,088,325	$—
Huntington ForeRetirement Variable Annuity	9,949	—
Forethought Variable Interest Trust	—	—
Total	$3,098,274	$—

Separate account assets held by the Company relate to individual variable annuities of a nonguaranteed nature. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Some variable annuities provide an incidental death benefit equal to the greater of the highest contract value on a certain date or premium paid and/or a lifetime withdrawal benefit as a portion of highest contract value on a certain date. The maximum amount associated with death benefit guarantees for 2020 was $104,543 with associated risk charges paid by the separate account to compensate for these risks of $16,157. The maximum amount associated with withdrawal benefit guarantees for 2020 was $582,285 with associated risk charges paid by the separate account of $43,245.

The maximum amount associated with death benefit guarantees for 2019 was $91,849 with associated risk charges paid by the separate account to compensate for these risks of $16,874. The maximum amount associated with withdrawal benefit guarantees for 2019 was $551,509 with associated risk charges paid by the separate account of $44,327.

Information regarding the Separate Accounts of the Company as of December 31, 2020 and 2019 is as follows:

	Non-Guaranteed Separate Accounts
	2020	2019
Premiums, considerations or deposits	$18,114	$46,019
Reserves
For accounts with assets at:
Fair value	3,035,118	3,083,922
By withdrawal characteristics
At book value without fair value adjustment and with current surrender charge of 5% or more	258,444	555,796
At book value without fair value adjustment and with current surrender charge of less than 5%	2,776,674	2,528,126
Total	$3,035,118	$3,083,922

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Reconciliation of net transfers to / (from) separate accounts as reported in the Statements of Operations for the year ended December 31, 2020 and December 31, 2019 is as follows:

	2020	2019	2018
Transfers to separate accounts	$94,166	$129,233	$213,837
Transfers from separate accounts	282,680	305,510	345,418
Net transfers from separate accounts	$(188,514)	$(176,277)	$(131,581)
Reconciling adjustments:
Reinsurance	188,514	176,277	131,622
Transfers as reported in the Statements of Operations	$—	$—	$41

17.  RECONCILIATION TO ANNUAL STATEMENT

Subsequent to the filing of the Company's Annual Statement in February 2021 and prior to the issuance of the Company's audited financial statements as of and for the year ended December 31, 2020, the Company identified certain adjustments which result in reconciling differences between the audited financial statements and Annual Statement. A summary reconciliation of the Annual Statement balances to the audited financial statements is as follows:

	Capital and Surplus	Net Income	Admitted Assets	Liabilities
As reported in the 2020 annual statement	$1,956,746	$(56,625)	$39,499,224	$37,542,478
2020 Adjustments:
Reclass of reinsurance receivable		—	78,979	78,979
As reported in the 2020 audited financial statement	$1,956,746	$(56,625)	$39,578,203	$37,621,457

Supplementary Information

Forethought Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2020

(Dollars in thousands)

Investment income earned
Bonds, term notes and loans	$964,145
Preferred stocks (unaffiliated)	—
Common stocks (unaffiliated)	22,642
Mortgage loans	355,923
Premium notes, policy loans and liens	372
Short-term investments	47,040
Other invested assets	95,358
Derivative instruments	(28,960)
Gross investment income	$1,456,520
Other long term assets — statement value	$1,307,406
Bonds and Short-Term Investments by Maturity and Class
by Maturity (weighted based on future cashflows) — Statement Value
Due within one year or less	$1,091,385
Over 1 year through 5 years	6,680,347
Over 5 years through 10 years	5,659,630
Over 10 years through 20 years	3,835,854
Over 20 years	8,129,908
Total by maturity	$25,397,124
by Class — Statement Value
Class 1	$18,083,746
Class 2	6,634,018
Class 3	413,053
Class 4	89,072
Class 5	177,235
Class 6	—
Total by class	$25,397,124
Total bonds publicly traded	$11,031,419
Total bonds privately placed	14,365,705
Total	$25,397,124
Mortgage loans on real estate by standing (book value including nonadmitted portion):
Commercial mortgages	$4,115,125
Residental mortgages	3,520,808
Total	$7,635,933
Mortgage loans on real estate by by standing (book value):
Good standing	$7,396,705
Interest overdue more than 90 days, not in foreclosure	222,062
Total	$7,618,767
Collateral loans	$617,146
Stock of parents, subsidiaries, and affiliates (book value including nonadmitted portion) — bonds	$—
Preferred stocks — statement value	$3,004
Common stocks — market value	$299,905
Options, Caps & Floors Owned — Statement Value	$317,075
Short-term investments — book value:	$21,267
Cash equivalents — book value	$157,092
Cash on deposit	$392,203
$570,562

Forethought Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2020

(Dollars in thousands)

Life insurance in force
Ordinary life	$368,081
Group life	1,711,050
$2,079,131
Annuities
Ordinary
Deferred — fully paid account balance	$19,712,566
Deferred — not fully paid account balance	34
$19,712,600
Group
Fully paid account balance	$1,020,294
Not fully paid account balance	647
$1,020,941
Accident and health insurance — premiums in force:
Ordinary	$65,349
Group	2,741
$68,090
Claim payments:
Other accident and health —
2020	$25,772
2019	$34,530
Claims reserves:
2020	$10,683
2019	$7,125
Deposit funds and dividend accumulations:
Deposit funds — account balance	$1,593,050
Dividend accumulations — account balance	$—

Forethought Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Investment Risk Interrogatories
December 31, 2020

(Dollars in thousands)

Investment Risk Interrogatories

1.  The Company's admitted assets as reported in the statutory basis statements of admitted assets, liabilities and capital and surplus is $36,479,929 at December 31, 2020.

2.  The 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. government, US Government agency securities and those U.S government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, (ii) property occupied by the Company and (iii) policy loans

Investment Category	Issuer	Amount	Percentage of Total Admitted Assets
Long Term Bonds	2.01 SLM STUDENT LOAN TRUST SLMSLT_20	$757,588	2.1%
Long Term Bonds	2.02 MACT TRUST MACT_19-1	$534,585	1.5%
Long Term Bonds/Common Stock	2.03 BLUE EAGLE 2019	$469,344	1.3%
Long Term Bonds/Common Stock	2.04 BLUE EAGLE 2016	$466,438	1.3%
Other Invested Assets	2.05 ORIGIS ENERGY USA INC	$441,634	1.2%
Long Term Bonds	2.06 SERVHL TRUST 2019-1	$400,312	1.1%
Long Term Bonds	2.07 BLUE EAGLE 2020	$350,120	1.0%
Long Term Bonds	2.08 SP SOLAR 1 DEBT	$302,197	0.8%
Other Invested Assets	2.09 HOPMEADOW HOLDINGS II LP PRVT	$270,515	0.7%
Long Term Bonds	2.10 FNBM LLC	$246,597	0.7%

3.  The amount and percentage of the Company's total admitted assets held in bonds, short-term investments and cash equivalents, and by NAIC rating is as follows:

NAIC Rating	Amount	Percentage of Total Admitted Assets
Bonds
3.01 NAIC-1	$18,083,746	49.6%
3.02 NAIC-2	$6,634,018	18.2%
3.03 NAIC-3	$413,053	1.1%
3.04 NAIC-4	$89,072	0.2%
3.05 NAIC-5	$177,235	0.5%
3.06 NAIC-6	$—	0.0%
	$25,397,124	69.6%
NAIC Rating	Amount	Percentage of Total Admitted Assets
Preferred Stocks
3.07 P/RP-1	$3,004	0.0%
3.08 P/RP-2	$—	0.0%
3.09 P/RP-3	$—	0.0%
3.10 P/RP-4	$—	0.0%
3.11 P/RP-5	$—	0.0%
3.12 P/RP-6	$—	0.0%
	$3,004	0.0%

Forethought Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Investment Risk Interrogatories, continued
December 31, 2020

(Dollars in thousands)

4.  Assets held in foreign investments are as follows

	Amount	Percentage of Total Admitted Assets
4.02 Total admitted assets held in foreign investments	$2,931,230	8.0%
4.03 Foreign-currency-denominated investments	$—	0.0%
4.04 Insurance liabilities denominated in that same foreign currency	$—	0.0%

5.  Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
5.01 Countries rated NAIC-1	$2,915,715	8.0%
5.02 Countries rated NAIC-2	$15,515	0.0%
5.03 Countries rated NAIC-3 or below	$—	0.0%

6.  Largest foreign investment exposure to a single country, categorized by the country's NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
Countries rated NAIC-1
6.01 Cayman Islands	$1,129,677	3.1%
6.02 United Kingdom	$403,546	1.1%
Countries rated NAIC-2
6.03 Italy	$15,515	0.0%
6.04	$—	0.0%
Countries rated NAIC-3 or below
6.05	$—	0.0%

a.  Assets held in unhedged foreign currency exposure are less than 2.5% of the Company's total admitted assets.

10.  Ten largest non-sovereign (i.e. non-governmental) foreign issues:

Issuer	NAIC Rating	Amount	Percentage of Total Admitted Assets
10.01 US MASTERS RESIDENTIAL PROPERTY FUND	Mortgage Loan	$205,477	0.6%
10.02 FDF_1	1	$133,673	0.4%
10.03 FRANCE (REPUBLIC OF)	1 & 2	$94,095	0.3%
10.04 BNP PARIBAS SA	1 & 2	$80,569	0.2%
10.05 ANCHF_15-1A	1	$78,731	0.2%
10.06 COOPERATIEVE RABOBANK UA	2	$75,480	0.2%
10.07 BANCO SANTANDER SA	1 & 2	$66,673	0.2%
10.08 BARCLAYS PLC	2	$61,768	0.2%
10.09 ANCHF 2015-2A ARV MTGE	1	$60,653	0.2%
10.10 TELEFONICA SA	2	$57,327	0.2%

11.  Assets held in Canadian investments and unhedged Canadian currency exposure are less than 2.5% of the Company's total admitted assets.

12.   Assets held in investments with contractual sales restrictions are less than 2.5% of the Company's total admitted assets.

13.  Assets held in equity interests are less than 2.5% of the Company's total admitted assets.

Forethought Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Investment Risk Interrogatories, continued
December 31, 2020

(Dollars in thousands)

14.  Assets held in nonaffiliated, privately placed equities are less than 2.5% of the Company's total admitted assets.

15.   Assets held in general partnership interests are less than 2.5% of the Company's total admitted assets.

16.  With respect to mortgage loans reported in Schedule B, the Company's ten largest aggregate mortgage interests are as follows: The aggregate mortgage interest represents the combined value of all mortgages secured by the same group of properties:

Type	Amount	Percentage of Total Admitted Assets
16.01 Commercial	$175,600	0.5%
16.02 Residential	$171,900	0.5%
16.03 Residential	$140,021	0.4%
16.04 Commercial	$120,925	0.3%
16.05 Residential	$116,420	0.3%
16.06 Residential	$99,344	0.3%
16.07 Residential	$97,188	0.3%
16.08 Commercial	$95,000	0.3%
16.09 Commercial	$89,845	0.2%
16.10 Commercial	$89,827	0.2%

  Amounts and percentages of the Company's total admitted assets held in the following categories of mortgage loans:

	Amount	Percentage of Total Admitted Assets
16.11 Construction loans	$—	0.0%
16.12 Mortgage loans over 90 days past due	$222,062	0.6%
16.13 Mortgage loans in the process of foreclosure	$17,166	0.0%
16.14 Mortgage loans foreclosed	$—	0.0%
16.15 Restructured mortgage loans	$—	0.0%

17.  Aggregate mortgage loans have the following loan-to-value ratios as determined for the most current appraisal as of the statement date:

	Residential		Commercial		Agricultural
Loan to Value	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
17.01 above 95%	$412,207	1.1%	$—	0.0%	$—	0.0%
17.02 91 to 95%	$85,891	0.2%	$37,028	0.1%	$—	0.0%
17.03 81 to 90%	$350,783	1.0%	$6,950	0.0%	$—	0.0%
17.04 71 to 80%	$543,003	1.5%	$211,770	0.6%	$—	0.0%
17.05 below 70%	$2,127,439	5.8%	$3,860,860	10.6%	$—	0.0%
	$3,519,323	9.6%	$4,116,608	11.3%	$—	0.0%

18.  Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than 2.5% of the Company's total admitted assets.

19.  Assets held in mezzanine real estate loans are less than 2.5% of the Company's total admitted assets.

Forethought Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Investment Risk Interrogatories, continued
December 31, 2020

(Dollars in thousands)

20.  Amounts and percentages if the reporting entity's total admitted assets subject to the following agreements:

	At Year-End		At End of Each Quarter
	Amount	Percentage	1st Qtr Amount	2nd Qtr Amount	3rd Qtr Amount
20.01 Securities lending (do not include assets held as collateral for such transactions)	$—	0.0%	$—	$—	$—
20.02 Repurchase agreements	$301,494	0.8%	$704,152	$401,738	$300,953
20.03 Reverse repurchase agreements	$—	0.0%	$—	$—	$—
20.04 Dollar repurchase agreements	$—	0.0%	$—	$—	$—
20.05 Dollar reverse repurchase agreements	$—	0.0%	$—	$—	$—

21.  Amounts and percentages of the reporting entity's total admitted assets for warrants attached to other financial instruments, options, caps and floors:

	Owned		Written
	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
21.01 Hedging	$336,498	0.9%	$(14,105)	0.0%
21.01 Income generation	$—	0.0%	$—	0.0%
21.01 Other	$—	0.0%	$—	0.0%
	$336,498	0.9%	$(14,105)	0.0%

22.  Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps and forwards:

	At Year-End		At End of Each Quarter
	Amount	Percentage	1st Qtr Amount	2nd Qtr Amount	3rd Qtr Amount
22.01 Hedging	$20,448	0.1%	$1,067	$19,042	$18,528
22.02 Income generation	$—	0.0%	$—	$—	$—
22.03 Replications	$—	0.0%	$—	$—	$—
22.04 Other	$—	—%	$—	$—	$—

23.  Amounts and percentages of the reporting entity's total admitted assets of potential exposure for future contracts:

	At Year-End		At End of Each Quarter
	Amount	Percentage	1st Qtr Amount	2nd Qtr Amount	3rd Qtr Amount
23.01 Hedging	$75,679	0.2%	$22,692	$70,040	$68,152
23.02 Income generation	$—	0.0%	$—	$—	$—
23.03 Replications	$—	0.0%	$—	$—	$—
23.04 Other	$—	0.0%	$—	$—	$—

Forethought Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Summary Investment Schedule
For the Years Ended December 31, 2020

(Dollars in thousands)

	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
Investment Categories
Long Term Bonds:
U.S. governments	$84,841	0.24%	$84,841	0.24%
All other governments	115,591	0.32%	115,591	0.32%
U.S. states, territories and possessions, etc. guaranteed	69,397	0.19%	69,397	0.19%
U.S. political subdivisions of states, territories, and possessions, guaranteed	21,047	0.06%	21,047	0.06%
U.S. special revenue and special assessment obligations, etc. non-guaranteed	1,832,103	5.14%	1,832,103	5.14%
Industrial and miscellaneous	22,918,947	64.25%	22,918,947	64.25%
Hybrid securities	—	—%	—	—%
Parent, subsidiaries and affiliates	21,540	0.06%	21,540	0.06%
SVO identified funds	—	—%	—	—%
Unaffiliated Bank loans	322,913	0.91%	322,913	0.91%
Total long-term bonds	25,386,379	71.17%	25,386,379	71.17%
Preferred Stocks:
Industrial and miscellaneous (Unaffiliated)	3,004	0.01%	3,004	0.01%
Parent, subsidiaries and affiliates	—	—%	—	—%
Total preferred stocks	3,004	0.01%	3,004	0.01%
Common Stocks:
Industrial and miscellaneous Publicly traded (Unaffiliated)	74,790	0.21%	74,790	0.21%
Industrial and miscellaneous Other (Unaffiliated)	225,114	0.63%	225,114	0.63%
Total common stocks	299,904	0.84%	299,904	0.84%
Mortgage Loans:
Farm mortgages	—	—%	—	—%
Residential mortgages	3,519,325	9.87%	3,519,325	9.87%
Commercial mortgages	4,078,584	11.43%	4,078,584	11.43%
Mezzanine real estate loans	38,024	0.11%	38,024	0.11%
Total mortgage loans	7,635,933	21.41%	7,635,933	21.41%
Real Estate:
Properties held for sale	398	—%	398	—%
Total real estate	398	—%	398	—%
Cash	392,203	1.10%	392,203	1.10%
Cash equivalents	157,092	0.44%	157,092	0.44%
Short-term investments	21,267	0.06%	21,267	0.06%
Contract loans	3,701	0.01%	3,701	0.01%
Derivatives	463,207	1.30%	463,207	1.30%
Other invested assets	1,264,802	3.55%	1,264,802	3.55%
Receivables for securities	42,827	0.12%	42,206	0.12%
Total invested assets	$35,670,717	100.00%	$35,670,096	100.00%

*  Gross investment holdings as valued in compliance with the NAIC Accounting Practices and Procedures Manual

Forethought Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Reinsurance Disclosures
For the Years Ended December 31, 2020

(Dollars in thousands)

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.  Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer's assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or similar effect.		Yes ☐	No ☒
If yes, indicate the number of reinsurance contracts to which such provisions apply: __________
If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.	Yes ☐	No ☐	N/A ☐

2.  Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer's assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.		Yes ☐	No ☒
If yes, indicate the number of reinsurance contracts to which such provisions apply: __________
If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.	Yes ☐	No ☐	N/A ☐

3.  Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which result in delays in payment in form or in fact:

a.  Provisions that permit the reporting of losses to be made less frequently than quarterly;

b.  Provisions that permit settlements to be made less frequently than quarterly;

c.  Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

d.  The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

e.	Yes ☐	No ☒

4.  Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance — new for the reporting period	Yes ☐ No ☒		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes ☐ No ☒		Yes ☐ No ☐ N/A ☐

Forethought Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Reinsurance Disclosures, continued
For the Years Ended December 31, 2020

(Dollars in thousands)

5.  Has the Company ceded any risk in a reinsurance agreement that is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a. Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or	Yes ☐	No ☐	N/A	☒
b. Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?	Yes ☐	No ☐	N/A	☒
If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences to explain why the contract(s) is treated differently for GAAP and SAP below:
________________________________________________________________________________